UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06161

Virtus Investment Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT
VIRTUS INVESTMENT TRUST

December 31, 2023
Virtus Emerging Markets Opportunities Fund
Virtus Income & Growth Fund
Virtus KAR Global Small-Cap Fund
Virtus KAR Health Sciences Fund
Virtus NFJ Dividend Value Fund
Virtus NFJ International Value Fund
Virtus NFJ Large-Cap Value Fund
Virtus NFJ Mid-Cap Value Fund
Virtus NFJ Small-Cap Value Fund
Virtus Silvant Focused Growth Fund
Virtus Silvant Mid-Cap Growth Fund
Virtus Small-Cap Fund
Virtus Zevenbergen Technology Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To my fellow shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended December 31, 2023.
Most markets posted positive returns in the second half of 2023. Inflation slowed measurably while the U.S. economy showed strength. The efforts of the Federal Reserve (“Fed”) and other central banks to manage inflation appeared more likely to generate an economic “soft landing.” And investor optimism about the possibilities for artificial intelligence (AI) drove stocks higher. By year-end, interest rates were moderating and the Fed announced that rate cuts might be on the horizon, driving equity markets higher.
Domestic equity indexes demonstrated strong performance for the six months ended December 31, 2023. U.S. large-capitalization stocks were up 8.04%, as measured by the S&P 500® Index, while small-cap stocks returned 8.18%, as measured by the Russell 2000® Index. International equities also performed well, with developed markets, as measured by the MSCI EAFE® Index (net), returning 5.88%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 4.71%.
In fixed income markets, the yield on the 10-year Treasury closed at 3.88% on December 31, 2023, up slightly from 3.81% on June 30, 2023. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, returned 3.37% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, were up 7.66%.
Thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
February 2024
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS INVESTMENT TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF July 1, 2023 TO December 31, 2023
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Investment Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class P shares, Institutional Class shares, Class R6 shares and Administrative Class shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Emerging Markets Opportunities Fund
	Class A	$ 1,000.00	$ 1,061.50	1.29%	$ 6.68
	Class C	1,000.00	1,057.50	2.04	10.55
	Class P	1,000.00	1,062.60	1.04	5.39
	Institutional Class	1,000.00	1,063.40	0.94	4.88
	Class R6	1,000.00	1,063.90	0.89	4.62
Income & Growth Fund
	Class A	1,000.00	1,069.60	1.14	5.93
	Class C	1,000.00	1,065.90	1.89	9.81
	Class P	1,000.00	1,071.00	0.90	4.69
	Institutional Class	1,000.00	1,070.80	0.91	4.74
KAR Global Small-Cap Fund
	Class A	1,000.00	1,107.60	1.63	8.64
	Class C	1,000.00	1,103.00	2.38	12.58
	Class P	1,000.00	1,109.00	1.37	7.26
	Institutional Class	1,000.00	1,109.50	1.28	6.79
KAR Health Sciences Fund
	Class A	1,000.00	1,010.70	1.40	7.08
	Class C	1,000.00	1,006.70	2.16	10.90
	Class P	1,000.00	1,012.40	1.05	5.31
	Institutional Class	1,000.00	1,011.70	1.12	5.66
NFJ Dividend Value Fund
	Class A	1,000.00	1,115.90	1.02	5.43
	Class C	1,000.00	1,111.70	1.73	9.18
	Class P	1,000.00	1,117.80	0.73	3.89
	Institutional Class	1,000.00	1,118.30	0.70	3.73
	Class R6	1,000.00	1,118.00	0.65	3.46
	Administrative Class	1,000.00	1,116.20	0.95	5.05
NFJ International Value Fund
	Class A	1,000.00	1,011.30	1.31	6.62
	Class C	1,000.00	1,007.50	2.06	10.40
	Class P	1,000.00	1,012.50	1.06	5.36
	Institutional Class	1,000.00	1,012.90	0.96	4.86
	Class R6	1,000.00	1,013.40	0.91	4.61
	Administrative Class	1,000.00	1,011.60	1.21	6.12

VIRTUS INVESTMENT TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF July 1, 2023 TO December 31, 2023
		Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
NFJ Large-Cap Value Fund
	Class A	$1,000.00	$1,084.50	1.01%	$ 5.29
	Class C	1,000.00	1,079.90	1.80	9.41
	Class P	1,000.00	1,085.80	0.75	3.93
	Institutional Class	1,000.00	1,085.70	0.75	3.93
	Class R6	1,000.00	1,086.30	0.65	3.41
	Administrative Class	1,000.00	1,084.30	0.96	5.03
NFJ Mid-Cap Value Fund
	Class A	1,000.00	1,061.70	1.00	5.18
	Class C	1,000.00	1,058.10	1.75	9.05
	Class P	1,000.00	1,063.10	0.75	3.89
	Institutional Class	1,000.00	1,063.80	0.65	3.37
	Class R6	1,000.00	1,064.10	0.60	3.11
	Administrative Class	1,000.00	1,062.40	0.90	4.67
NFJ Small-Cap Value Fund
	Class A	1,000.00	1,116.90	1.17	6.23
	Class C	1,000.00	1,112.80	1.92	10.20
	Class P	1,000.00	1,118.90	0.88	4.69
	Institutional Class	1,000.00	1,119.90	0.82	4.37
	Class R6	1,000.00	1,119.60	0.77	4.10
	Administrative Class	1,000.00	1,118.60	1.07	5.70
Silvant Focused Growth Fund
	Class A	1,000.00	1,106.20	0.95	5.03
	Class C	1,000.00	1,101.80	1.72	9.09
	Class P	1,000.00	1,107.50	0.71	3.76
	Institutional Class	1,000.00	1,107.70	0.67	3.55
	Class R6	1,000.00	1,107.90	0.62	3.29
	Administrative Class	1,000.00	1,106.50	0.92	4.87
Silvant Mid-Cap Growth Fund
	Class A	1,000.00	1,064.80	1.01	5.24
	Class C	1,000.00	1,065.80	1.80	9.35
	Class P	1,000.00	1,068.70	0.76	3.95
	Institutional Class	1,000.00	1,067.80	0.77	4.00
	Administrative Class	1,000.00	1,068.40	1.04	5.41
Small-Cap Fund
	Class A	1,000.00	1,047.80	1.17	6.02
	Class C	1,000.00	1,043.90	1.92	9.86
	Class P	1,000.00	1,049.40	0.92	4.74
	Institutional Class	1,000.00	1,049.70	0.82	4.22
	Class R6	1,000.00	1,050.00	0.77	3.97
Zevenbergen Technology Fund
	Class A	1,000.00	1,112.40	1.43	7.59
	Class C	1,000.00	1,108.70	2.17	11.50
	Class P	1,000.00	1,113.80	1.16	6.16
	Institutional Class	1,000.00	1,114.00	1.16	6.16
	Administrative Class	1,000.00	1,112.10	1.47	7.80

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS INVESTMENT TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF July 1, 2023 TO December 31, 2023
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Emerging Markets Opportunities Fund
	Class A	$ 1,000.00	$ 1,018.65	1.29%	$ 6.55
	Class C	1,000.00	1,014.88	2.04	10.33
	Class P	1,000.00	1,019.91	1.04	5.28
	Institutional Class	1,000.00	1,020.41	0.94	4.77
	Class R6	1,000.00	1,020.66	0.89	4.52
Income & Growth Fund
	Class A	1,000.00	1,019.41	1.14	5.79
	Class C	1,000.00	1,015.63	1.89	9.58
	Class P	1,000.00	1,020.61	0.90	4.57
	Institutional Class	1,000.00	1,020.56	0.91	4.62
KAR Global Small-Cap Fund
	Class A	1,000.00	1,016.94	1.63	8.26
	Class C	1,000.00	1,013.17	2.38	12.04
	Class P	1,000.00	1,018.25	1.37	6.95
	Institutional Class	1,000.00	1,018.70	1.28	6.50
KAR Health Sciences Fund
	Class A	1,000.00	1,018.10	1.40	7.10
	Class C	1,000.00	1,014.28	2.16	10.94
	Class P	1,000.00	1,019.86	1.05	5.33
	Institutional Class	1,000.00	1,019.51	1.12	5.69
NFJ Dividend Value Fund
	Class A	1,000.00	1,020.01	1.02	5.18
	Class C	1,000.00	1,016.44	1.73	8.77
	Class P	1,000.00	1,021.47	0.73	3.71
	Institutional Class	1,000.00	1,021.62	0.70	3.56
	Class R6	1,000.00	1,021.87	0.65	3.30
	Administrative Class	1,000.00	1,020.36	0.95	4.82
NFJ International Value Fund
	Class A	1,000.00	1,018.55	1.31	6.65
	Class C	1,000.00	1,014.78	2.06	10.43
	Class P	1,000.00	1,019.81	1.06	5.38
	Institutional Class	1,000.00	1,020.31	0.96	4.88
	Class R6	1,000.00	1,020.56	0.91	4.62
	Administrative Class	1,000.00	1,019.05	1.21	6.14
NFJ Large-Cap Value Fund
	Class A	1,000.00	1,020.06	1.01	5.13
	Class C	1,000.00	1,016.09	1.80	9.12
	Class P	1,000.00	1,021.37	0.75	3.81
	Institutional Class	1,000.00	1,021.37	0.75	3.81
	Class R6	1,000.00	1,021.87	0.65	3.30
	Administrative Class	1,000.00	1,020.31	0.96	4.88
NFJ Mid-Cap Value Fund
	Class A	1,000.00	1,020.11	1.00	5.08
	Class C	1,000.00	1,016.34	1.75	8.87
	Class P	1,000.00	1,021.37	0.75	3.81
	Institutional Class	1,000.00	1,021.87	0.65	3.30
	Class R6	1,000.00	1,022.12	0.60	3.05
	Administrative Class	1,000.00	1,020.61	0.90	4.57

VIRTUS INVESTMENT TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF July 1, 2023 TO December 31, 2023
		Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
NFJ Small-Cap Value Fund
	Class A	$1,000.00	$1,019.25	1.17%	$ 5.94
	Class C	1,000.00	1,015.48	1.92	9.73
	Class P	1,000.00	1,020.71	0.88	4.47
	Institutional Class	1,000.00	1,021.01	0.82	4.17
	Class R6	1,000.00	1,021.27	0.77	3.91
	Administrative Class	1,000.00	1,019.76	1.07	5.43
Silvant Focused Growth Fund
	Class A	1,000.00	1,020.36	0.95	4.82
	Class C	1,000.00	1,016.49	1.72	8.72
	Class P	1,000.00	1,021.57	0.71	3.61
	Institutional Class	1,000.00	1,021.77	0.67	3.40
	Class R6	1,000.00	1,022.02	0.62	3.15
	Administrative Class	1,000.00	1,020.51	0.92	4.67
Silvant Mid-Cap Growth Fund
	Class A	1,000.00	1,020.06	1.01	5.13
	Class C	1,000.00	1,016.09	1.80	9.12
	Class P	1,000.00	1,021.32	0.76	3.86
	Institutional Class	1,000.00	1,021.27	0.77	3.91
	Administrative Class	1,000.00	1,019.91	1.04	5.28
Small-Cap Fund
	Class A	1,000.00	1,019.25	1.17	5.94
	Class C	1,000.00	1,015.48	1.92	9.73
	Class P	1,000.00	1,020.51	0.92	4.67
	Institutional Class	1,000.00	1,021.01	0.82	4.17
	Class R6	1,000.00	1,021.27	0.77	3.91
Zevenbergen Technology Fund
	Class A	1,000.00	1,017.95	1.43	7.25
	Class C	1,000.00	1,014.23	2.17	10.99
	Class P	1,000.00	1,019.30	1.16	5.89
	Institutional Class	1,000.00	1,019.30	1.16	5.89
	Administrative Class	1,000.00	1,017.75	1.47	7.46

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS INVESTMENT TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2023
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade, fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Joint Stock Company (“JSC”)
A joint stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Master Limited Partnerships (“MLPs”)
Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
The MSCI World Small-Cap Index captures small-cap representation across Developed Markets countries. The index covers approximately 14% of the free float-adjusted market capitalization in each country. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Public Joint Stock Company (“PJSC”)
A public joint stock company is a method to allow thousands or millions of people to jointly own a business. The most important feature is limited liability. The most important function of a public joint stock company is that the investor can only lose their initial investment.
Qatar Public Shareholding Company (“QPSC”)
Qatar Public Shareholding Company is also known as a Joint Stock Company. The Public Shareholding Company is established following Qatari Commercial Company law and Virtue Ministerial Decree. A Public Shareholding Company is one of the corporate structures through which an entrepreneur in Qatar can launch their venture. It is a corporation whose capital is divided into transferable, equal-valued shares.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS INVESTMENT TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
December 31, 2023
Russell Midcap® Growth Index
The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Societe Anonyme Qatar (“SAQ”)
Societe Anonyme Qatar is a form of shareholding company whereby a number of shareholders use a corporate structure to conduct their activities. It is a type of business structure that establishes a legal company for the purposes of ownership, transfer of property and entrance into contracts. A key benefit of a Societe Anonyme includes limited personal liability for owners similiar to a corporation.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

VIRTUS INVESTMENT TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
December 31, 2023
For each Fund, the following tables present asset allocations within certain industries/sectors as a percentage of total investments as of December 31, 2023.
Emerging Markets Opportunities Fund
Banks	22%
Technology Hardware, Storage & Peripherals	15
Semiconductors & Semiconductor Equipment	10
Oil, Gas & Consumable Fuels	6
Interactive Media & Services	4
Automobiles	4
Broadline Retail	4
Electric Utilities	3
Industrial Conglomerates	3
Machinery	3
Financial Services	2
Other (includes short-term investment)	24
Total	100%

Income & Growth Fund
Common Stocks		35%
Software	5%
Semiconductors & Semiconductor Equipment	3
Specialty Retail	2
All other Common Stocks	25
Corporate Bonds and Notes		33
Media	4
Oil, Gas & Consumable Fuels	3
Telecommunications	2
All other Corporate Bonds and Notes	24
Convertible Bonds and Notes		26
Internet	5
Software	4
Financial Services	2
All other Convertible Bonds and Notes	15
Equity-Linked Warrants		2
Convertible Preferred Stocks		2
Equity-Linked Notes		1
Short-Term Investment		1
Total		100%

KAR Global Small-Cap Fund
Industrials	30%
Financials	24
Communication Services	20
Information Technology	12
Health Care	3
Materials	3
Consumer Discretionary	3
Other (includes short-term investment)	5
Total	100%
KAR Health Sciences Fund
Healthcare Equipment & Supplies	27%
Pharmaceuticals	23
Life Sciences Tools & Services	21
Biotechnology	15
Healthcare Providers & Services	14
Total	100%

NFJ Dividend Value Fund
Financials	25%
Real Estate	15
Health Care	14
Industrials	11
Utilities	9
Information Technology	6
Energy	5
Other	15
Total	100%
NFJ International Value Fund
Financials	22%
Consumer Discretionary	18
Materials	16
Health Care	10
Industrials	9
Information Technology	8
Real Estate	6
Other	11
Total	100%

VIRTUS INVESTMENT TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
December 31, 2023
NFJ Large-Cap Value Fund
Financials	27%
Health Care	13
Industrials	13
Real Estate	12
Information Technology	7
Utilities	6
Energy	6
Other	16
Total	100%
NFJ Mid-Cap Value Fund
Financials	21%
Real Estate	14
Health Care	12
Industrials	12
Consumer Discretionary	10
Materials	9
Utilities	8
Other	14
Total	100%

NFJ Small-Cap Value Fund
Financials	27%
Industrials	16
Materials	11
Real Estate	10
Health Care	9
Consumer Discretionary	8
Utilities	7
Other	12
Total	100%
Silvant Focused Growth Fund
Information Technology	45%
Health Care	14
Consumer Discretionary	13
Communication Services	12
Industrials	8
Financials	5
Materials	2
Short-Term Investment	1
Total	100%

Silvant Mid-Cap Growth Fund
Information Technology	23%
Industrials	21
Health Care	21
Consumer Discretionary	18
Financials	8
Communication Services	5
Energy	3
Other	1
Total	100%
Small-Cap Fund
Biotechnology	9%
Software	9
Trading Companies & Distributors	6
Pharmaceuticals	5
Insurance	5
Oil, Gas & Consumable Fuels	4
Diversified Consumer Services	4
Financial Services	3
Hotels, Restaurants & Leisure	3
Household Durables	3
Other (includes securities lending collateral)	47
Total	100%

Zevenbergen Technology Fund
Software	25%
Semiconductors & Semiconductor Equipment	23
Interactive Media & Services	15
Broadline Retail	8
IT Services	7
Technology Hardware, Storage & Peripherals	6
Automobiles	3
Financial Services	3
Media	2
Electronic Equipment, Instruments & Components	2
Other	6
Total	100%

Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Preferred Stock—1.9%
Brazil—1.9%
Petroleo Brasileiro S.A., 8.340%	342,000	$ 2,622
Total Preferred Stock (Identified Cost $2,375)		2,622

Common Stocks—95.2%
Bermuda—0.6%
Kunlun Energy Co., Ltd.	886,000	799
Brazil—6.8%
Banco do Brasil S.A.	160,400	1,829
CPFL Energia S.A.	601,000	4,765
Klabin S.A.	224,700	1,028
Suzano S.A.	82,400	944
Vale S.A.	54,400	864
		9,430

Cayman Islands—5.3%
JinkoSolar Holding Co., Ltd. ADR	30,000	1,108
Kuaishou Technology(1)	178,000	1,207
New Oriental Education & Technology Group, Inc.(1)	197,000	1,394
PDD Holdings, Inc. ADR(1)	7,200	1,053
Vipshop Holdings Ltd. ADR(1)	148,638	2,640
		7,402

China—15.9%
Alibaba Group Holding Ltd.	125,300	1,213
Anker Innovations Technology Co., Ltd. Class A	117,920	1,473
BYD Co., Ltd. Class H	27,000	741
China Construction Bank Corp. Class H	3,178,000	1,893
China Railway Group Ltd. Class A	986,600	790
COSCO SHIPPING Holdings Co., Ltd. Class A	605,000	817
Industrial & Commercial Bank of China Ltd. Class H	2,825,000	1,382
Lenovo Group Ltd.	1,481,000	2,071
NetEase, Inc.	53,000	954
People’s Insurance Co. Group of China Ltd. (The) Class H	4,029,000	1,238
PetroChina Co., Ltd. Class H	3,812,000	2,519
Shenzhen Transsion Holdings Co., Ltd. Class A	64,125	1,252
Tencent Holdings Ltd.	115,600	4,347
Weichai Power Co., Ltd. Class H	875,000	1,461
		22,151

	Shares	Value

Hong Kong—0.9%
CSPC Pharmaceutical Group Ltd.	1,425,000	$ 1,325
Hungary—2.0%
OTP Bank Nyrt	62,704	2,856
India—17.5%
Axis Bank Ltd.	90,127	1,194
Coal India Ltd.	270,000	1,220
Colgate-Palmolive India Ltd.	26,500	806
Dr. Reddy’s Laboratories Ltd.	15,500	1,080
GAIL India Ltd.	516,903	1,007
ICICI Bank Ltd. Sponsored ADR	103,440	2,466
Indian Railway Catering & Tourism Corp., Ltd.	181,783	1,939
ITC Ltd.	304,461	1,691
Manappuram Finance Ltd.	1,343,590	2,777
Oil & Natural Gas Corp., Ltd.	743,244	1,831
Power Finance Corp., Ltd.	556,423	2,558
State Bank of India	404,383	3,120
Tata Consultancy Services Ltd.	59,688	2,721
		24,410

Indonesia—2.9%
Astra International Tbk PT	2,719,900	998
Bank Central Asia Tbk PT	1,425,500	870
Bank Mandiri Persero Tbk PT	5,710,800	2,244
		4,112

Mexico—6.1%
Coca-Cola Femsa SAB de C.V.	156,360	1,485
Grupo Aeroportuario del Pacifico SAB de C.V. Class B	55,200	968
Grupo Financiero Banorte SAB de C.V. Class O	372,300	3,751
Kimberly-Clark de Mexico SAB de C.V. Class A	1,006,200	2,255
		8,459

Poland—1.1%
Powszechna Kasa Oszczednosci Bank Polski S.A.(1)	116,957	1,496
Russia—0.0%
Gazprom PJSC(1)(2)(3)	1,323,341	1
LUKOIL PJSC Sponsored ADR(1)(2)(3)	55,455	— (4)
		1

Saudi Arabia—1.0%
Leejam Sports Co. JSC	25,025	1,349
South Africa—1.3%
Standard Bank Group Ltd.	154,086	1,753
	Shares	Value

South Korea—11.6%
Doosan Bobcat, Inc.	54,882	$ 2,148
Hanwha Aerospace Co., Ltd.(1)	10,322	998
Kia Corp.(1)	53,787	4,176
Samsung C&T Corp.(1)	12,457	1,253
Samsung Electronics Co., Ltd.	124,035	7,560
		16,135

Taiwan—16.7%
Asustek Computer, Inc.	134,000	2,137
Compal Electronics, Inc.	1,843,000	2,393
CTBC Financial Holding Co., Ltd.	1,295,000	1,196
Hon Hai Precision Industry Co., Ltd.	177,000	603
Micro-Star International Co., Ltd.	627,000	4,168
Novatek Microelectronics Corp.	220,000	3,706
Taiwan Semiconductor Manufacturing Co., Ltd.	424,000	8,193
Yuanta Financial Holding Co., Ltd.	900,000	809
		23,205

Thailand—0.4%
Tipco Asphalt PCL Foreign Shares	1,166,000	560
Turkey—1.2%
KOC Holding AS	345,874	1,664
United Arab Emirates—2.4%
Emirates NBD Bank PJSC	714,625	3,366
United States—1.5%
Lear Corp.	7,363	1,040
NVIDIA Corp.	2,120	1,050
		2,090

Total Common Stocks (Identified Cost $112,684)		132,563

Total Long-Term Investments—97.1% (Identified Cost $115,059)		135,185

See Notes to Financial Statements

Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Shares	Value

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.258%)(5)	391,732	$ 392
Total Short-Term Investment (Identified Cost $392)		392

TOTAL INVESTMENTS—97.4% (Identified Cost $115,451)		$135,577
Other assets and liabilities, net—2.6%		3,575
NET ASSETS—100.0%		$139,152
Abbreviations:
ADR	American Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

Footnote Legend:
(1)	Non-income producing.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(4)	Amount is less than $500 (not in thousands).
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
India	18%
Taiwan	17
China	16
South Korea	12
Brazil	9
Mexico	6
Cayman Islands	6
Other	16
Total	100%
† % of total investments as of December 31, 2023.
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2023	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Preferred Stock	$ 2,622	$ 2,622	$—
Common Stocks	132,563	132,562	1
Money Market Mutual Fund	392	392	—
Total Investments	$135,577	$135,576	$ 1
There were no securities valued using significant observable inputs (Level 2) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—25.4%
Auto Manufacturers—0.3%
Ford Motor Co. 0.000%, 3/15/26	$ 6,700	$ 6,667
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	17,880	9,242
		15,909

Banks—1.3%
Barclays Bank plc Series mtn 4.000%, 8/28/26(2)	39,145	42,547
BofA Finance LLC 0.600%, 5/25/27	20,525	22,244
		64,791

Biotechnology—1.3%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	12,410	12,193
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	3,965	3,908
1.250%, 5/15/27	8,620	8,852
Bridgebio Pharma, Inc. 2.250%, 2/1/29	12,175	10,311
Guardant Health, Inc. 0.000%, 11/15/27	10,085	7,059
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	16,055	13,878
Insmed, Inc. 0.750%, 6/1/28	4,225	4,825
Livongo Health, Inc. 0.875%, 6/1/25	6,900	6,447
		67,473

Commercial Services—1.8%
Affirm Holdings, Inc. 0.000%, 11/15/26(3)	31,975	26,140
Block, Inc.
0.125%, 3/1/25	5,735	5,602
0.000%, 5/1/26	19,765	17,282
0.250%, 11/1/27	2,860	2,349
Chegg, Inc. 0.125%, 3/15/25	9,215	8,482
Euronet Worldwide, Inc. 0.750%, 3/15/49	7,110	6,648
Shift4 Payments, Inc.
0.000%, 12/15/25	3,525	3,911
0.500%, 8/1/27	21,075	19,640
		90,054

Computers—1.1%
Lumentum Holdings, Inc.
0.250%, 3/15/24	1,640	1,646
0.500%, 12/15/26	14,475	12,897
0.500%, 6/15/28	17,745	13,963
Seagate HDD Cayman 144A 3.500%, 6/1/28(1)	11,795	14,231
	Par Value	Value

Computers—continued
Zscaler, Inc. 0.125%, 7/1/25	$ 9,425	$ 14,284
		57,021

Electric Utilities—1.0%
PG&E Corp. 144A 4.250%, 12/1/27(1)	24,185	25,346
Southern Co. (The) 144A 3.875%, 12/15/25(1)	24,515	24,527
		49,873

Energy-Alternate Sources—0.6%
Enphase Energy, Inc.
0.000%, 3/1/26	10,400	9,474
0.000%, 3/1/28	4,290	3,816
SolarEdge Technologies, Inc. 0.000%, 9/15/25	4,665	4,242
Sunnova Energy International, Inc. 2.625%, 2/15/28	18,640	12,247
		29,779

Engineering & Construction—0.4%
Fluor Corp. 144A 1.125%, 8/15/29(1)	18,700	20,336
Entertainment—0.7%
DraftKings Holdings, Inc. 0.000%, 3/15/28(3)	17,990	14,419
Live Nation Entertainment, Inc.
2.000%, 2/15/25	5,555	5,843
144A 3.125%, 1/15/29(1)	6,645	7,546
Vail Resorts, Inc. 0.000%, 1/1/26	10,560	9,392
		37,200

Financial Services—2.3%
Coinbase Global, Inc. 0.500%, 6/1/26	21,960	19,887
Goldman Sachs Finance Corp. Series dMTN 4.000%, 9/28/26(2)	37,880	45,252
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	18,000	23,868
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	21,245	17,878
Upstart Holdings, Inc. 0.250%, 8/15/26	12,330	9,017
		115,902

Health Care REITs—0.6%
Welltower OP LLC 144A 2.750%, 5/15/28(1)	25,500	28,193
Healthcare-Products—0.8%
Envista Holdings Corp. 2.375%, 6/1/25	5,275	6,528
	Par Value	Value

Healthcare-Products—continued
Exact Sciences Corp.
0.375%, 3/15/27	$ 8,110	$ 7,846
0.375%, 3/1/28	14,220	13,296
Novocure Ltd. 0.000%, 11/1/25	8,475	7,272
Omnicell, Inc. 0.250%, 9/15/25	7,965	7,303
		42,245

Healthcare-Services—0.2%
Teladoc Health, Inc. 1.250%, 6/1/27	11,000	9,041
Hotel & Resort REITs—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	12,180	10,848
Internet—5.0%
Etsy, Inc.
0.125%, 9/1/27	4,955	4,215
0.250%, 6/15/28	24,535	19,643
Expedia Group, Inc. 0.000%, 2/15/26	23,335	22,063
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	10,295	9,259
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(1)	6,620	5,747
Okta, Inc. 0.375%, 6/15/26	3,405	3,010
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(1)	7,375	5,616
PDD Holdings, Inc. 0.000%, 12/1/25	6,520	6,724
Sea Ltd. 0.250%, 9/15/26	24,825	20,419
Shopify, Inc. 0.125%, 11/1/25	13,000	12,259
Snap, Inc.
0.750%, 8/1/26	7,500	7,972
0.000%, 5/1/27	7,755	6,214
0.125%, 3/1/28	30,440	23,804
Spotify U.S.A., Inc. 0.000%, 3/15/26(3)	18,205	16,020
Uber Technologies, Inc.
0.000%, 12/15/25	16,160	16,432
Series 2028 144A 0.875%, 12/1/28(1)	24,150	26,263
Wayfair, Inc. 0.625%, 10/1/25	18,685	16,910
Wix.com Ltd. 0.000%, 8/15/25	5,000	4,523
Zillow Group, Inc.
2.750%, 5/15/25	16,060	17,647
1.375%, 9/1/26	5,500	7,497
		252,237

Leisure Time—0.5%
NCL Corp., Ltd. 1.125%, 2/15/27	27,725	25,316
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Machinery-Diversified—0.2%
Middleby Corp. (The) 1.000%, 9/1/25	$ 8,915	$ 10,858
Media—0.9%
DISH Network Corp.
0.000%, 12/15/25	14,730	9,133
3.375%, 8/15/26	7,890	4,182
Liberty Broadband Corp. 144A 3.125%, 3/31/53(1)	15,940	15,750
Liberty Media Corp. 144A 2.375%, 9/30/53(1)	14,753	15,948
		45,013

Mining—0.2%
MP Materials Corp. 144A 0.250%, 4/1/26(1)	12,250	10,865
Miscellaneous Manufacturing—0.3%
Axon Enterprise, Inc. 0.500%, 12/15/27	12,485	15,737
Passenger Airlines—0.3%
Southwest Airlines Co. 1.250%, 5/1/25	14,365	14,516
Pharmaceuticals—0.9%
Dexcom, Inc.
0.250%, 11/15/25	16,125	16,834
144A 0.375%, 5/15/28(1)	2,250	2,304
Jazz Investments I Ltd. 2.000%, 6/15/26	23,155	23,352
		42,490

Retail—0.1%
Burlington Stores, Inc. 144A 1.250%, 12/15/27(1)	4,895	5,509
Semiconductors—1.0%
Microchip Technology, Inc. 0.125%, 11/15/24	12,780	13,962
ON Semiconductor Corp. 144A 0.500%, 3/1/29(1)	18,310	19,454
Wolfspeed, Inc. 0.250%, 2/15/28	23,015	15,501
		48,917

Software—3.4%
Akamai Technologies, Inc.
0.125%, 5/1/25	7,150	9,081
0.375%, 9/1/27	13,065	14,548
144A 1.125%, 2/15/29(1)	1,570	1,698
Bentley Systems, Inc. 0.375%, 7/1/27	16,850	15,072
BILL Holdings, Inc. 0.000%, 4/1/27	18,870	15,634
BlackLine, Inc. 0.000%, 3/15/26(3)	7,290	6,470
Cloudflare, Inc. 0.000%, 8/15/26	15,450	13,874
	Par Value	Value

Software—continued
Confluent, Inc. 0.000%, 1/15/27(3)	$ 16,890	$ 14,083
DigitalOcean Holdings, Inc. 0.000%, 12/1/26	17,485	14,415
MicroStrategy, Inc. 0.000%, 2/15/27(3)	12,620	10,909
Nutanix, Inc. 0.250%, 10/1/27	7,975	8,294
RingCentral, Inc. 0.000%, 3/1/25	8,565	7,965
Tyler Technologies, Inc. 0.250%, 3/15/26	13,910	14,028
Unity Software, Inc. 0.000%, 11/15/26(3)	28,435	23,629
		169,700

Total Convertible Bonds and Notes (Identified Cost $1,450,985)		1,279,823

Corporate Bonds and Notes—32.1%
Advertising—0.2%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)	5,410	4,664
144A 7.500%, 6/1/29(1)	7,810	6,494
		11,158

Aerospace & Defense—0.4%
Bombardier, Inc. 144A 7.500%, 2/1/29(1)	13,020	13,236
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	8,445	8,980
		22,216

Auto Manufacturers—0.7%
Ford Motor Co.
9.625%, 4/22/30	2,075	2,445
7.450%, 7/16/31	9,690	10,553
6.100%, 8/19/32	5,875	5,922
Ford Motor Credit Co. LLC
5.113%, 5/3/29	2,245	2,183
4.000%, 11/13/30	14,895	13,365
		34,468

Automotive Parts & Equipment—0.9%
American Axle & Manufacturing, Inc.
6.500%, 4/1/27	6,070	6,094
5.000%, 10/1/29	7,700	6,802
Clarios Global LP 144A 6.750%, 5/15/28(1)	4,585	4,678
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31	21,515	19,522
Tenneco, Inc. 144A 8.000%, 11/17/28(1)	10,695	9,131
		46,227

	Par Value	Value

Building Materials—0.7%
Builders FirstSource, Inc.
144A 4.250%, 2/1/32(1)	$ 10,405	$ 9,385
144A 6.375%, 6/15/32(1)	8,065	8,236
Griffon Corp. 5.750%, 3/1/28	8,175	8,032
Summit Materials LLC 144A 5.250%, 1/15/29(1)	11,970	11,581
		37,234

Chemicals—0.7%
Chemours Co. (The)
144A 5.750%, 11/15/28(1)	6,645	6,329
144A 4.625%, 11/15/29(1)	13,120	11,519
Tronox, Inc. 144A 4.625%, 3/15/29(1)	10,895	9,651
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	11,740	10,331
		37,830

Commercial Services—1.5%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	14,625	13,459
Avis Budget Car Rental LLC
144A 5.750%, 7/15/27(1)	1,955	1,896
144A 5.375%, 3/1/29(1)	5,680	5,254
Deluxe Corp. 144A 8.000%, 6/1/29(1)	5,540	4,901
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	10,975	10,836
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	13,315	10,922
Monitronics International Escrow 9.125%, 4/1/49(2)	6,450	—
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	12,150	11,234
United Rentals North America, Inc. 5.250%, 1/15/30	11,630	11,451
Williams Scotsman, Inc. 144A 6.125%, 6/15/25(1)	3,246	3,252
		73,205

Computers—0.6%
McAfee Corp. 144A 7.375%, 2/15/30(1)	11,960	10,923
NCR Voyix Corp. 144A 5.125%, 4/15/29(1)	6,740	6,407
Seagate HDD Cayman 144A 8.500%, 7/15/31(1)	5,995	6,506
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Computers—continued
Western Digital Corp. 4.750%, 2/15/26	$ 5,635	$ 5,528
		29,364

Containers & Packaging—0.8%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	6,590	6,541
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	13,755	13,998
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(1)	7,195	7,295
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	12,770	12,521
		40,355

Diversified REITS—0.8%
Iron Mountain Information Management Services, Inc. 144A 5.000%, 7/15/32(1)	7,535	6,902
Iron Mountain, Inc.
144A 7.000%, 2/15/29(1)	15,125	15,546
144A 5.250%, 7/15/30(1)	10,050	9,567
SBA Communications Corp. 3.125%, 2/1/29	11,135	10,005
		42,020

Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	11,220	11,532
Electronics—0.2%
Coherent Corp. 144A 5.000%, 12/15/29(1)	11,315	10,746
Engineering & Construction—0.1%
AECOM 5.125%, 3/15/27	4,625	4,592
Entertainment—1.8%
AMC Entertainment Holdings, Inc. 144A 7.500%, 2/15/29(1)	3,600	2,501
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(1)	11,990	12,291
144A 7.000%, 2/15/30(1)	12,500	12,818
Churchill Downs, Inc. 144A 5.750%, 4/1/30(1)	10,035	9,784
International Game Technology plc
144A 4.125%, 4/15/26(1)	7,305	7,100
144A 6.250%, 1/15/27(1)	3,200	3,247
Light & Wonder International, Inc. 144A 7.500%, 9/1/31(1)	4,775	4,981
	Par Value	Value

Entertainment—continued
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	$ 10,975	$ 8,210
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	14,410	13,817
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	14,510	13,564
		88,313

Environmental Services—0.3%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	14,905	14,040
Equity Real Estate Investment Trusts (REITs)—0.2%
Brookfield Property REIT, Inc. 144A 4.500%, 4/1/27(1)	9,205	8,284
Financial Services—1.7%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	13,230	12,722
144A 5.750%, 11/15/31(1)	9,870	9,203
Navient Corp.
6.750%, 6/15/26	10,725	10,903
5.000%, 3/15/27	12,315	11,890
4.875%, 3/15/28	7,065	6,564
OneMain Finance Corp.
6.625%, 1/15/28	9,655	9,747
9.000%, 1/15/29	1,850	1,956
5.375%, 11/15/29	7,480	7,004
PennyMac Financial Services, Inc.
144A 4.250%, 2/15/29(1)	5,800	5,220
144A 7.875%, 12/15/29(1)	4,685	4,823
PRA Group, Inc. 144A 8.375%, 2/1/28(1)	3,755	3,615
		83,647

Food & Beverage—1.0%
Kraft Heinz Foods Co. 5.000%, 7/15/35	8,175	8,218
Performance Food Group, Inc.
144A 5.500%, 10/15/27(1)	7,630	7,518
144A 4.250%, 8/1/29(1)	10,125	9,286
Post Holdings, Inc.
144A 5.500%, 12/15/29(1)	3,160	3,045
144A 4.500%, 9/15/31(1)	9,420	8,442
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	6,935	6,000
	Par Value	Value

Food & Beverage—continued
US Foods, Inc. 144A 4.750%, 2/15/29(1)	$ 7,810	$ 7,417
		49,926

Food Service—0.2%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	8,355	8,105
Healthcare-Products—0.4%
Medline Borrower LP 144A 5.250%, 10/1/29(1)	22,630	21,330
Healthcare-Services—1.2%
Centene Corp. 4.625%, 12/15/29	2,490	2,387
Community Health Systems, Inc.
144A 5.625%, 3/15/27(1)	6,495	6,035
144A 6.875%, 4/15/29(1)	9,715	6,269
Select Medical Corp. 144A 6.250%, 8/15/26(1)	11,245	11,301
Tenet Healthcare Corp. 6.125%, 10/1/28	34,410	34,312
		60,304

Home Builders—0.1%
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	4,615	4,636
Hotel & Resort REITs—0.6%
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)	8,830	8,684
144A 4.875%, 5/15/29(1)	9,060	8,386
Service Properties Trust
4.500%, 3/15/25	5,185	5,062
7.500%, 9/15/25	5,355	5,415
4.375%, 2/15/30	5,355	4,157
		31,704

Household Products/Wares—0.2%
Spectrum Brands, Inc. 144A 3.875%, 3/15/31(1)	8,430	7,671
Housewares—0.1%
Newell Brands, Inc. 6.625%, 9/15/29	3,165	3,152
Internet—0.6%
Gen Digital, Inc. 144A 7.125%, 9/30/30(1)	9,645	10,077
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	4,925	5,017
144A 7.500%, 9/15/27(1)	13,190	13,660
		28,754

See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Investment Companies—0.3%
Compass Group Diversified Holdings LLC
144A 5.250%, 4/15/29(1)	$ 14,195	$ 13,409
144A 5.000%, 1/15/32(1)	3,650	3,288
		16,697

Iron & Steel—0.2%
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	4,870	4,887
United States Steel Corp. 6.875%, 3/1/29	7,210	7,376
		12,263

Leisure Time—1.0%
Carnival Corp.
144A 5.750%, 3/1/27(1)	8,455	8,247
144A 6.000%, 5/1/29(1)	10,775	10,368
144A 10.500%, 6/1/30(1)	5,440	5,950
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)	12,550	12,264
Royal Caribbean Cruises Ltd.
144A 5.375%, 7/15/27(1)	6,715	6,647
144A 5.500%, 4/1/28(1)	6,100	6,022
		49,498

Lodging—0.6%
Boyd Gaming Corp. 144A 4.750%, 6/15/31(1)	6,045	5,548
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(1)	9,890	9,059
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	7,280	6,716
MGM Resorts International 4.750%, 10/15/28	7,595	7,236
		28,559

Machinery-Construction & Mining—0.1%
Terex Corp. 144A 5.000%, 5/15/29(1)	7,100	6,692
Machinery-Diversified—0.1%
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	7,100	7,421
Media—3.9%
CCO Holdings LLC
4.500%, 5/1/32	6,375	5,460
144A 5.375%, 6/1/29(1)	14,405	13,578
144A 6.375%, 9/1/29(1)	12,135	11,967
144A 7.375%, 3/1/31(1)	5,400	5,542
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	14,490	10,840
144A 5.750%, 1/15/30(1)	3,000	1,868
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	15,910	14,949
	Par Value	Value

Media—continued
DISH DBS Corp.
7.375%, 7/1/28	$ 21,985	$ 13,142
144A 5.750%, 12/1/28(1)	9,505	7,581
DISH Network Corp. 144A 11.750%, 11/15/27(1)	1,000	1,044
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	14,095	10,635
Gray Television, Inc.
144A 7.000%, 5/15/27(1)	10,060	9,562
144A 4.750%, 10/15/30(1)	2,325	1,750
iHeartCommunications, Inc. 8.375%, 5/1/27	11,905	7,727
Nexstar Media, Inc.
144A 5.625%, 7/15/27(1)	13,405	12,962
144A 4.750%, 11/1/28(1)	5,800	5,345
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	13,495	9,904
Sirius XM Radio, Inc.
144A 4.000%, 7/15/28(1)	7,285	6,737
144A 4.125%, 7/1/30(1)	9,665	8,612
TEGNA, Inc. 5.000%, 9/15/29	12,820	11,746
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	8,345	7,357
Virgin Media Secured Finance plc
144A 5.500%, 5/15/29(1)	12,100	11,692
144A 4.500%, 8/15/30(1)	9,225	8,213
		198,213

Mining—0.5%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	8,340	8,702
FMG Resources August 2006 Pty Ltd. 144A 4.375%, 4/1/31(1)	4,130	3,777
Hudbay Minerals, Inc.
144A 4.500%, 4/1/26(1)	9,720	9,402
144A 6.125%, 4/1/29(1)	5,375	5,270
		27,151

Oil, Gas & Consumable Fuels—2.8%
Callon Petroleum Co.
144A 8.000%, 8/1/28(1)	13,490	13,777
144A 7.500%, 6/15/30(1)	4,640	4,680
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(1)	10,525	10,823
Civitas Resources, Inc.
144A 8.625%, 11/1/30(1)	6,225	6,603
144A 8.750%, 7/1/31(1)	12,300	13,094
CNX Resources Corp. 144A 7.375%, 1/15/31(1)	4,510	4,541
Cobalt International Energy, Inc. 7.750%, 12/1/24(2)(4)	9,216	— (5)
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	$ 8,700	$ 7,956
144A 5.875%, 1/15/30(1)	6,595	5,720
Mesquite Energy, Inc. 0.000%, 1/15/24	6,240	421
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(1)	6,295	6,557
Occidental Petroleum Corp.
8.875%, 7/15/30	6,600	7,723
6.625%, 9/1/30	1,610	1,712
SM Energy Co.
6.625%, 1/15/27	4,880	4,853
6.500%, 7/15/28	7,075	7,078
Southwestern Energy Co.
5.375%, 3/15/30	12,115	11,830
4.750%, 2/1/32	4,720	4,367
Transocean, Inc. 144A 7.500%, 1/15/26(1)	10,490	10,306
USA Compression Partners LP 6.875%, 9/1/27	12,545	12,396
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	8,565	8,943
		143,380

Paper & Forest Products—0.2%
Mercer International, Inc. 5.125%, 2/1/29	10,985	9,436
Passenger Airlines—0.3%
American Airlines, Inc. 144A 5.750%, 4/20/29(1)	14,125	13,769
Personal Care Product—0.1%
Coty, Inc. 144A 6.500%, 4/15/26(1)	3,704	3,698
Pharmaceuticals—0.9%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	32,710	17,952
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	11,825	11,014
Organon & Co. 144A 5.125%, 4/30/31(1)	21,695	18,546
		47,512

Pipelines—0.6%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	8,185	7,869
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	13,625	13,761
NuStar Logistics LP 6.375%, 10/1/30	9,135	9,151
		30,781

See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Par Value	Value

Real Estate—0.2%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	$ 12,550	$ 9,965
Retail—1.1%
Asbury Automotive Group, Inc.
4.750%, 3/1/30	6,155	5,745
144A 5.000%, 2/15/32(1)	4,280	3,890
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	12,955	13,241
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)	4,510	4,285
144A 6.125%, 3/15/32(1)	4,955	4,688
Mariposa Borrower, Inc. Escrow 8.000%, 10/15/23(2)(4)	6,810	2,202
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	12,185	10,929
Yum! Brands, Inc. 4.625%, 1/31/32	9,655	9,028
		54,008

Semiconductors—0.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	3,650	3,696
Software—0.6%
Central Parent LLC 144A 8.000%, 6/15/29(1)	8,235	8,595
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	10,575	9,923
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	6,765	6,136
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	8,235	8,118
		32,772

Telecommunications—1.8%
CommScope Technologies LLC 144A 5.000%, 3/15/27(1)	10,105	4,206
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	10,165	9,394
144A 6.000%, 1/15/30(1)	12,310	10,502
144A 8.750%, 5/15/30(1)	5,420	5,576
Hughes Satellite Systems Corp. 6.625%, 8/1/26	15,020	11,841
Lumen Technologies, Inc.
144A 5.125%, 12/15/26(1)	9,205	6,167
144A 5.375%, 6/15/29(1)	23,075	7,153
Sprint LLC
7.125%, 6/15/24	6,860	6,890
7.625%, 3/1/26	7,435	7,768
	Par Value	Value

Telecommunications—continued
T-Mobile USA, Inc.
3.375%, 4/15/29	$ 8,250	$ 7,665
3.500%, 4/15/31	14,160	12,945
Windstream Services LLC 144A 6.375%, 8/1/23(1)(2)(4)	7,464	—
		90,107

Transportation—0.5%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	8,420	8,757
144A 5.500%, 5/1/28(1)	7,450	7,164
144A 7.875%, 12/1/30(1)	1,500	1,563
XPO, Inc.
144A 7.125%, 6/1/31(1)	6,365	6,592
144A 7.125%, 2/1/32(1)	2,015	2,079
		26,155

Total Corporate Bonds and Notes (Identified Cost $1,811,561)		1,622,586

	Shares
Convertible Preferred Stocks—2.1%
Banks—1.6%
Bank of America Corp. Series L, 7.250%	25,095	30,247
Wells Fargo & Co. Series L, 7.500%	41,785	49,959
		80,206

Financial Services—0.4%
Apollo Global Management, Inc., 6.750%	373,105	21,039
Professional Services—0.1%
Clarivate plc Series A, 5.250%	140,520	5,382
Total Convertible Preferred Stocks (Identified Cost $123,758)		106,627

Preferred Stock—0.0%
Entertainment—0.0%
LiveStyle, Inc. Series B (2)(6)(7)	9,389	939
Total Preferred Stock (Identified Cost $921)		939

Common Stocks—33.8%
Aerospace & Defense—0.6%
Boeing Co. (The)(6)	50,745	13,227
	Shares	Value

Aerospace & Defense—continued
RTX Corp.	182,630	$ 15,367
		28,594

Air Freight & Logistics—0.4%
FedEx Corp.	68,330	17,285
Automobile Components—0.2%
Aptiv plc(6)	136,291	12,228
Automobiles—1.4%
Tesla, Inc.(6)	287,883	71,533
Banks—1.4%
CCF Holdings LLC (2)(6)	7,416,755	6,304
CCF Holdings LLC Class M(2)(6)	1,759,917	1,496
JPMorgan Chase & Co.	165,395	28,134
Wells Fargo & Co.	665,555	32,759
		68,693

Biotechnology—0.0%
Clovis Liquidation Trust Units(2)(6)	4,474,067	263
Broadline Retail—1.7%
Alibaba Group Holding Ltd. Sponsored ADR	92,535	7,172
Amazon.com, Inc.(6)	526,910	80,059
		87,231

Capital Markets—0.8%
CME Group, Inc. Class A	91,265	19,220
Moody’s Corp.	48,440	18,919
		38,139

Chemicals—1.0%
DuPont de Nemours, Inc.	291,315	22,411
Sherwin-Williams Co. (The)	81,385	25,384
		47,795

Commercial Services & Supplies—0.0%
Veralto Corp.	7,551	621
Communications Equipment—0.2%
Cisco Systems, Inc.	194,160	9,809
Consumer Finance—0.5%
Capital One Financial Corp.(8)	179,395	23,522
Erickson, Inc.(2)(6)	10,866	178
		23,700

Consumer Staples Distribution & Retail—0.5%
Costco Wholesale Corp.	25,585	16,888
Target Corp.	54,415	7,750
		24,638

See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Shares	Value

Electric Utilities—1.2%
Exelon Corp.	1,089,140	$ 39,100
NextEra Energy, Inc.	371,642	22,574
		61,674

Electrical Equipment—0.5%
Eaton Corp. plc(8)	75,620	18,211
Generac Holdings, Inc.(6)	49,720	6,426
Plug Power, Inc.(6)	437,288	1,967
		26,604

Entertainment—0.3%
LiveStyle, Inc. (2)(6)(7)	202,319	—
Netflix, Inc.(6)	26,990	13,141
		13,141

Financial Services—1.5%
Global Payments, Inc.	164,845	20,935
Mastercard, Inc. Class A	131,785	56,208
		77,143

Ground Transportation—0.7%
Union Pacific Corp.(8)	140,790	34,581
Healthcare Equipment & Supplies—0.8%
Abbott Laboratories	129,765	14,283
Align Technology, Inc.(6)	29,072	7,966
Boston Scientific Corp.(6)	288,375	16,671
		38,920

Healthcare Providers & Services—1.4%
McKesson Corp.	46,225	21,401
UnitedHealth Group, Inc.(8)	95,445	50,249
		71,650

Hotels, Restaurants & Leisure—1.2%
Chipotle Mexican Grill, Inc. Class A(6)	4,905	11,217
Las Vegas Sands Corp.	440,905	21,697
Starbucks Corp.	209,695	20,133
Trip.com Group Ltd. ADR(6)	251,540	9,058
		62,105

Insurance—0.2%
Aon plc Class A	29,445	8,569
Interactive Media & Services—2.1%
Alphabet, Inc. Class A(6)	560,740	78,330
Meta Platforms, Inc. Class A(6)	77,355	27,380
		105,710

IT Services—0.1%
EPAM Systems, Inc.(6)	20,020	5,953
GTT Communications, Inc.(2)(6)	8,647	100
		6,053

	Shares	Value

Life Sciences Tools & Services—1.6%
Avantor, Inc.(6)	280,592	$ 6,406
Danaher Corp.	55,945	12,943
IQVIA Holdings, Inc.(6)	118,460	27,409
Thermo Fisher Scientific, Inc.	61,680	32,739
		79,497

Machinery—0.2%
Stanley Black & Decker, Inc.	82,623	8,105
Media—0.0%
Postmedia Network Canada Corp.(2)(6)	1,018,823	581
Oil, Gas & Consumable Fuels—0.8%
Chevron Corp.	153,120	22,840
Devon Energy Corp.	426,520	19,321
Riviera Resources, Inc.(2)(6)	25,527	—
		42,161

Pharmaceuticals—0.4%
Elanco Animal Health, Inc.(6)	358,695	5,344
Eli Lilly & Co.	28,410	16,561
		21,905

Semiconductors & Semiconductor Equipment—2.6%
Advanced Micro Devices, Inc.(6)(8)	135,335	19,950
Marvell Technology, Inc.	328,565	19,816
Micron Technology, Inc.	286,155	24,420
NVIDIA Corp.	105,472	52,232
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	146,300	15,215
		131,633

Software—5.0%
Adobe, Inc. (6)	37,605	22,435
Atlassian Corp. Class A(6)	38,455	9,147
Crowdstrike Holdings, Inc. Class A(6)	151,490	38,679
Intuit, Inc.	46,030	28,770
Microsoft Corp.	263,621	99,132
Salesforce, Inc.(6)	136,480	35,913
ServiceNow, Inc.(6)	26,405	18,655
Workday, Inc. Class A(6)	4,974	1,373
		254,104

Specialized REITs—0.6%
American Tower Corp.	132,345	28,571
Specialty Retail—2.3%
AutoZone, Inc.(6)	10,955	28,325
Chewy, Inc. Class A(6)	245,667	5,805
Home Depot, Inc. (The)	100,200	34,724
TJX Cos., Inc. (The)	337,810	31,690
	Shares	Value

Specialty Retail—continued
Ulta Beauty, Inc.(6)	34,655	$ 16,981
		117,525

Technology Hardware, Storage & Peripherals—1.2%
Apple, Inc.	324,330	62,443
Textiles, Apparel & Luxury Goods—0.4%
NIKE, Inc. Class B(8)	204,905	22,247
Total Common Stocks (Identified Cost $1,880,761)		1,705,451

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC, 4/1/24(2)(6)	2,911,361	1,630
IT Services—0.0%
GTT Communications, Inc., 12/30/27(2)(6)	27,745	— (5)
Media—0.0%
Tenerity, Inc., 4/1/24(2)(6)(7)	7,203	—
Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd., 6/11/26(6)	2,910	31
Total Warrants (Identified Cost $1,422)		1,661

Equity-Linked Notes—1.1%
Banks—0.6%
JPMorgan Chase Bank N.A. 144A(1)(2)	29,500	31,294
Financial Services—0.5%
Goldman Sachs Finance Corp.(2)	25,280,000	23,873
Total Equity-Linked Notes (Identified Cost $55,245)		55,167

Equity-Linked Warrants—2.4%
Financial Services—2.4%
Barclays Bank plc 144A(1)(2)	42,120	41,706
Merrill Lynch International & Co. CV(2)	129,820	42,377
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Shares	Value

Financial Services—continued
Merrill Lynch International & Co. CV Series 0001(2)	252,920	$ 35,265
		119,348

Total Equity-Linked Warrants (Identified Cost $105,145)		119,348

Total Long-Term Investments—96.9% (Identified Cost $5,429,798)		4,891,602

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.258%)(9)	35,667,158	35,667
Total Short-Term Investment (Identified Cost $35,667)		35,667

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—97.6% (Identified Cost $5,465,465)		4,927,269

Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $219)	$ (1,099)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—97.6% (Identified Cost $5,465,246)	$4,926,170
Other assets and liabilities, net—2.4%	118,958
NET ASSETS—100.0%	$5,045,128

Abbreviations:
ADR	American Depositary Receipt
DAC	Designated Activity Company
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to a value of $1,548,334 or 30.7% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	Security in default; no interest payments are being received.
(5)	Amount is less than $500 (not in thousands).
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $64,827.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	89%
United Kingdom	3
Curaçao	2
Bermuda	2
Canada	1
Cayman Islands	1
Ireland	1
Other	1
Total	100%
† % of total investments, net of written options, as of December 31, 2023.
Open written options contracts as of December 31, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Advanced Micro Devices, Inc.	(768)	$(10,752)	$140.00	01/19/24	$ (754)
Capital One Financial Corp.	(541)	(7,033)	130.00	01/19/24	(208)
Eaton Corp. plc	(378)	(9,450)	250.00	01/19/24	(49)
NIKE, Inc.	(1,008)	(13,608)	135.00	01/19/24	(3)
Union Pacific Corp.	(51)	(1,275)	250.00	01/19/24	(12)
UnitedHealth Group, Inc.	(477)	(26,712)	560.00	01/19/24	(73)
Total Written Options					$(1,099)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$1,279,823	$ —	$1,192,024	$ 87,799
Corporate Bonds and Notes	1,622,586	—	1,620,384	2,202 (1)
Equity Securities:
Convertible Preferred Stocks	106,627	106,627	—	—
Preferred Stock	939	—	—	939
Common Stocks	1,705,451	1,696,529	—	8,922 (1)
Warrants	1,661	31	—	1,630 (1)
Equity-Linked Notes	55,167	—	—	55,167
Equity-Linked Warrants	119,348	—	—	119,348
Money Market Mutual Fund	35,667	35,667	—	—
Total Assets	4,927,269	1,838,854	2,812,408	276,007
Liabilities:
Other Financial Instruments:
Written Options	(1,099)	(1,099)	—	—
Total Investments, Net of Written Options	$4,926,170	$1,837,755	$2,812,408	$276,007

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $421 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Fund with an end of period value of $23,973 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Common stock	Preferred Stocks	Warrants	Equity-Linked Notes	Equity-Linked Warrants	Convertible Bonds and Notes
Investments in Securities
Balance as of June 30, 2023:	$ 148,473	$ 2,296 (a)	$ 7,247 (a)	$ 2,227	$ 1,165 (a)	$ 29,500	$ 106,038	$ —
Net realized gain (loss)	(988)	—	(991)	36	—	—	(33)	—
Net change in unrealized appreciation (depreciation)(b)	22,459	327	2,084	490	465	1,794	14,168	3,131
Purchases	85,150	—	482	—	—	—	—	84,668
Sales (c)	(2,639)	—	—	(1,814)	—	—	(825)	—
Transfers into Level 3(d)	23,973	—	100	—	—	23,873	—	—
Transfers from Level 3(d)	(421)	(421)	—	—	—	—	—	—
Balance as of December 31, 2023	$ 276,007	$ 2,202 (a)	$ 8,922 (a)	$ 939	$ 1,630 (a)	$ 55,167	$ 119,348	$ 87,799
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at December 31, 2023, was $21,142.
(c) Includes paydowns on securities.
(d)“Transfers into and/or from” represent the ending value as of December 31, 2023, for any investment security where a change in the pricing level occur red from the beginning to the end of the period.
See Notes to Financial Statements

Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2023:
Investments in Securities – Assets	Ending Balance at December 31, 2023	Valuation Technique Used	Unobservable Inputs	Input Values

Preferred Stock:
LiveStyle, Inc. Series B	$ 939	Discounted cash flows liquidation approach	Discount rate	24.04% (23.59%-24.60%)

Common Stocks:
CCF Holdings LLC	$6,304	Market and Company Comparables	EV Multiples	1.21x (0.60x - 2.13x)
				5.64x (3.92x - 7.47x)
				0.54x (0.13x - 0.87x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$1,496	Market and Company Comparables	EV Multiples	1.21x (0.60x - 2.13x)
				5.64x (3.92x - 7.47x)
				0.54x (0.13x - 0.87x)
			Illiquidity Discount	20%

Erickson, Inc.	$ 178	Market and Company Comparables	EV Multiples	1.34x (0.57x - 3.34x)
				12.67x (10.41x - 15.14x)
				0.96x (0.52x - 2.13x)
			M&A Transaction Multiples	1.13x (0.62x - 1.74x)
			Illiquidity Discount	20%

Postmedia Network Canada Corp.	$ 581	Market and Company Comparables	EV Multiples	1.30x (0.47x - 3.12x)
				9.17x (1.86x - 20.22x)
			Illiquidity Discount	10%

Warrants:
CCF Holdings LLC	$1,630	Market and Company Comparables	EV Multiples	1.21x (0.60x - 2.13x)
				5.64x (3.92x - 7.47x)
				0.54x (0.13x - 0.87x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	44.21%

(1) Includes internally fair valued securities currently priced at zero ($0).

See Notes to Financial Statements

KAR Global Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—95.8%
Brazil—4.5%
Tegma Gestao Logistica S.A.	476,817	$ 2,777
Canada—3.2%
CAE, Inc.(1)	47,882	1,033
Pason Systems, Inc.	74,884	914
		1,947

China—2.7%
Haitian International Holdings Ltd.	660,947	1,635
France—2.6%
Alten S.A.	10,687	1,588
Indonesia—1.4%
Sarana Menara Nusantara Tbk PT	13,306,000	856
Italy—2.1%
Gruppo MutuiOnline SpA	36,011	1,268
Japan—5.6%
MarkLines Co., Ltd.	76,944	1,606
MEITEC Group Holdings, Inc.	54,977	1,102
Mercari, Inc.(1)	39,678	735
		3,443

Lithuania—6.2%
Baltic Classifieds Group plc	1,253,596	3,779
Malaysia—2.4%
Heineken Malaysia Bhd	279,315	1,467
Mexico—3.1%
Corp. Moctezuma SAB de C.V.	436,121	1,926
Norway—2.4%
Bouvet ASA	246,239	1,476
Poland—2.0%
Grupa Pracuj S.A.	77,233	1,217
Singapore—3.4%
Haw Par Corp., Ltd.	278,117	2,055
	Shares	Value

South Korea—1.1%
S-1 Corp.	14,611	$ 681
Sweden—1.0%
BTS Group AB Class B	21,214	623
United Kingdom—15.6%
AJ Bell plc	317,093	1,265
Auto Trader Group plc	278,898	2,565
FDM Group Holdings plc	254,142	1,485
Mortgage Advice Bureau Holdings Ltd.	98,946	1,034
Rightmove plc	441,807	3,242
		9,591

United States—36.5%
Artisan Partners Asset Management, Inc. Class A	17,820	787
First Hawaiian, Inc.	42,803	979
Fox Factory Holding Corp.(1)	14,104	952
FTI Consulting, Inc.(1)	13,419	2,672
Landstar System, Inc.	10,694	2,071
MediaAlpha, Inc. Class A(1)	31,564	352
Moelis & Co. Class A	37,466	2,103
Morningstar, Inc.	3,215	920
nCino, Inc.(1)	41,342	1,390
NVE Corp.	9,725	763
Primerica, Inc.	15,839	3,259
Ryan Specialty Holdings, Inc. Class A(1)	56,239	2,420
Simpson Manufacturing Co., Inc.	18,928	3,747
		22,415

Total Common Stocks (Identified Cost $49,104)		58,744

Total Long-Term Investments—95.8% (Identified Cost $49,104)		58,744

	Shares	Value

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.258%)(2)	391,179	$ 391
Total Short-Term Investment (Identified Cost $391)		391

TOTAL INVESTMENTS—96.4% (Identified Cost $49,495)		$59,135
Other assets and liabilities, net—3.6%		2,194
NET ASSETS—100.0%		$61,329

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	39%
United Kingdom	16
Lithuania	6
Japan	6
Brazil	5
Singapore	3
Canada	3
Other	22
Total	100%
† % of total investments as of December 31, 2023.
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$58,744	$58,744
Money Market Mutual Fund	391	391
Total Investments	$59,135	$59,135
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Financial Statements

KAR Health Sciences Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Biotechnology—14.9%
AbbVie, Inc.	43,339	$ 6,716
Amgen, Inc.	9,522	2,743
Moderna, Inc.(1)	23,694	2,356
Regeneron Pharmaceuticals, Inc.(1)	4,090	3,592
Vertex Pharmaceuticals, Inc.(1)	14,131	5,750
		21,157

Healthcare Equipment & Supplies—26.4%
Align Technology, Inc.(1)	11,257	3,084
Cooper Cos., Inc. (The)	17,732	6,711
Dexcom, Inc.(1)	33,208	4,121
Edwards Lifesciences Corp.(1)	68,022	5,187
IDEXX Laboratories, Inc.(1)	12,351	6,856
Insulet Corp.(1)	12,415	2,694
Intuitive Surgical, Inc.(1)	10,103	3,408
STAAR Surgical Co.(1)	72,937	2,276
STERIS plc	14,566	3,202
		37,539

	Shares	Value

Healthcare Providers & Services—14.2%
HealthEquity, Inc.(1)	49,967	$ 3,313
McKesson Corp.	10,716	4,961
U.S. Physical Therapy, Inc.	45,373	4,226
UnitedHealth Group, Inc.	14,675	7,726
		20,226

Life Sciences Tools & Services—21.1%
Azenta, Inc.(1)	81,996	5,341
Charles River Laboratories International, Inc.(1)	14,630	3,459
Danaher Corp.	23,594	5,458
Mettler-Toledo International, Inc.(1)	4,141	5,023
Thermo Fisher Scientific, Inc.	9,749	5,175
West Pharmaceutical Services, Inc.	15,901	5,599
		30,055

Pharmaceuticals—22.7%
Bristol-Myers Squibb Co.	64,792	3,325
Eli Lilly & Co.	22,654	13,205
Merck & Co., Inc.	53,273	5,808
Pfizer, Inc.	125,261	3,606
	Shares	Value

	Pharmaceuticals—continued
Zoetis, Inc. Class A	31,829	$ 6,282
		32,226

	Total Common Stocks (Identified Cost $129,996)	141,203

	Total Long-Term Investments—99.3% (Identified Cost $129,996)	141,203

	TOTAL INVESTMENTS—99.3% (Identified Cost $129,996)	$141,203
	Other assets and liabilities, net—0.7%	1,051
	NET ASSETS—100.0%	$142,254

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$141,203	$141,203
Total Investments	$141,203	$141,203
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Financial Statements

NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Communication Services—2.0%
Comcast Corp. Class A	223,444	$ 9,798
Walt Disney Co. (The)	33,841	3,056
		12,854

Consumer Discretionary—4.2%
Best Buy Co., Inc.	43,889	3,435
Home Depot, Inc. (The)	19,936	6,909
NIKE, Inc. Class B	119,796	13,006
Wendy’s Co. (The)	199,682	3,890
		27,240

Consumer Staples—3.9%
Keurig Dr Pepper, Inc.	183,712	6,121
McCormick & Co., Inc. Non-voting Shares	95,723	6,550
Tyson Foods, Inc. Class A	229,211	12,320
		24,991

Energy—5.1%
EOG Resources, Inc.	52,870	6,395
ONEOK, Inc.	86,426	6,069
Ovintiv, Inc.	159,388	7,000
Pioneer Natural Resources Co.	31,353	7,051
TC Energy Corp.	166,955	6,526
		33,041

Financials—24.9%
Allstate Corp. (The)	55,793	7,810
Bank of America Corp.	820,331	27,621
Capital One Financial Corp.	40,265	5,280
Citigroup, Inc.	224,475	11,547
Intercontinental Exchange, Inc.	53,409	6,859
Jack Henry & Associates, Inc.	40,977	6,696
JPMorgan Chase & Co.	40,052	6,813
MarketAxess Holdings, Inc.	26,902	7,878
Mastercard, Inc. Class A	19,738	8,418
MetLife, Inc.	97,700	6,461
Morgan Stanley	66,598	6,210
MSCI, Inc. Class A	20,437	11,560
Nasdaq, Inc.	245,506	14,274
	Shares	Value

Financials—continued
PNC Financial Services Group, Inc. (The)	97,834	$ 15,150
Truist Financial Corp.	289,207	10,677
U.S. Bancorp	174,269	7,542
		160,796

Health Care—13.2%
Abbott Laboratories	61,070	6,722
Agilent Technologies, Inc.	138,559	19,264
Humana, Inc.	23,399	10,712
Medtronic plc	76,433	6,297
Teleflex, Inc.	52,967	13,207
Thermo Fisher Scientific, Inc.	30,050	15,950
Zoetis, Inc. Class A	66,364	13,098
		85,250

Industrials—10.4%
Genpact Ltd.	261,185	9,066
L3Harris Technologies, Inc.	71,564	15,073
MonotaRO Co., Ltd. Unsponsored ADR	719,860	7,760
RB Global, Inc.	175,069	11,710
Stanley Black & Decker, Inc.	130,847	12,836
TransUnion	151,305	10,396
		66,841

Information Technology—5.5%
Apple, Inc.	27,917	5,375
Intuit, Inc.	38,613	24,134
Microsoft Corp.	16,518	6,212
		35,721

Materials—5.1%
Ball Corp.	171,923	9,889
Celanese Corp. Class A	37,095	5,763
FMC Corp.	101,773	6,417
Pan American Silver Corp.	318,850	5,207
Sealed Air Corp.	147,952	5,403
		32,679

Real Estate—14.9%
Alexandria Real Estate Equities, Inc.	212,556	26,946
	Shares	Value

Real Estate—continued
Crown Castle, Inc.	178,478	$ 20,559
Extra Space Storage, Inc.	25,402	4,073
Invitation Homes, Inc.	197,034	6,721
Mid-America Apartment Communities, Inc.	45,086	6,062
Rexford Industrial Realty, Inc.	445,992	25,020
Sun Communities, Inc.	47,500	6,348
		95,729

Utilities—9.2%
American Water Works Co., Inc.	48,308	6,376
Eversource Energy	342,170	21,119
NextEra Energy, Inc.	288,444	17,520
UGI Corp.	274,463	6,752
Xcel Energy, Inc.	120,169	7,439
		59,206

Total Common Stocks (Identified Cost $567,971)		634,348

Total Long-Term Investments—98.4% (Identified Cost $567,971)		634,348

TOTAL INVESTMENTS—98.4% (Identified Cost $567,971)		$634,348
Other assets and liabilities, net—1.6%		10,568
NET ASSETS—100.0%		$644,916

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Country Weightings†
United States	93%
Canada	4
Bermuda	1
Japan	1
Ireland	1
Total	100%
† % of total investments as of December 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$634,348	$634,348
Total Investments	$634,348	$634,348
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Financial Statements

NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Preferred Stock—1.1%
Germany—1.1%
Volkswagen AG, 7.760%	6,458	$ 797
Total Preferred Stock (Identified Cost $804)		797

Common Stocks—101.1%
Australia—2.1%
CSL Ltd.	8,404	1,642
Belgium—3.7%
KBC Group N.V.	24,863	1,612
Umicore S.A.	29,209	803
Warehouses De Pauw CVA	12,683	399
		2,814

Brazil—1.1%
Vale S.A.	53,100	844
Canada—1.5%
RB Global, Inc.	6,073	407
TC Energy Corp.	18,505	723
		1,130

Cayman Islands—1.1%
Sands China Ltd.(1)	276,000	808
China—20.0%
Alibaba Group Holding Ltd.	62,746	607
ANTA Sports Products Ltd.	331,681	3,218
China Merchants Bank Co., Ltd. Class A	459,400	1,802
ENN Energy Holdings Ltd.	459,395	3,383
JD.com, Inc. Class A	109,693	1,580
Li Ning Co., Ltd.	1,264,532	3,385
Luxshare Precision Industry Co., Ltd. Class A	86,675	421
Tencent Holdings Ltd.	13,291	500
Weihai Guangwei Composites Co., Ltd. Class A	107,820	405
		15,301

Denmark—2.0%
Novozymes A/S Class B	28,171	1,548
Finland—2.9%
Kesko Oyj Class B	28,539	565
Neste Oyj	46,730	1,661
		2,226

France—4.7%
BioMerieux	25,302	2,810
Dassault Systemes SE	16,268	794
		3,604

Germany—3.2%
Bechtle AG	7,929	397
Carl Zeiss Meditec AG	7,303	797
	Shares	Value

Germany—continued
Deutsche Lufthansa AG Registered Shares(1)	92,378	$ 821
Puma SE	8,124	453
		2,468

Hong Kong—1.7%
AIA Group Ltd.	145,142	1,265
India—3.7%
HDFC Bank Ltd. ADR	42,134	2,828
Italy—2.1%
FinecoBank Banca Fineco SpA	107,249	1,608
Japan—8.4%
MonotaRO Co., Ltd.	296,046	3,232
Nippon Paint Holdings Co., Ltd.	392,626	3,175
		6,407

Luxembourg—1.0%
ArcelorMittal S.A.	28,067	796
Netherlands—9.5%
ASML Holding N.V.	3,723	2,802
Euronext N.V.	34,207	2,970
IMCD N.V.	4,431	771
NN Group N.V.	17,467	689
		7,232

Norway—1.6%
Aker BP ASA	22,651	659
Equinor ASA	19,040	604
		1,263

Qatar—1.7%
Qatar Islamic Bank SAQ	112,254	644
Qatar National Bank QPSC	140,613	620
		1,264

Saudi Arabia—0.7%
Saudi Arabian Oil Co.	58,454	515
Singapore—1.1%
DBS Group Holdings Ltd.	33,000	835
South Africa—4.2%
Anglo American Platinum Ltd.	13,806	728
Capitec Bank Holdings Ltd.	3,568	395
Impala Platinum Holdings Ltd.	151,531	756
Northam Platinum Holdings Ltd.	88,283	678
Sibanye Stillwater Ltd.	490,222	667
		3,224

South Korea—1.0%
Samsung Electronics Co., Ltd.	12,744	777
	Shares	Value

Sweden—4.4%
Beijer Ref AB Class B	29,311	$ 392
Evolution AB	25,106	2,993
		3,385

Switzerland—1.6%
Partners Group Holding AG	281	405
Tecan Group AG Registered Shares	1,962	801
		1,206

Taiwan—0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,539	435
United Arab Emirates—0.8%
First Abu Dhabi Bank PJSC	160,037	608
United Kingdom—8.7%
AstraZeneca plc	10,634	1,437
Barclays plc	411,411	806
Halma plc	28,490	829
London Stock Exchange Group plc	3,231	382
Segro plc	243,996	2,757
Spirax-Sarco Engineering plc	3,001	402
		6,613

United States—6.0%
Allegion plc	5,306	672
Rexford Industrial Realty, Inc.	26,268	1,474
Stepan Co.	25,753	2,435
		4,581

Total Common Stocks (Identified Cost $75,671)		77,227

Total Long-Term Investments—102.2% (Identified Cost $76,475)		78,024

TOTAL INVESTMENTS—102.2% (Identified Cost $76,475)		$ 78,024
Other assets and liabilities, net—(2.2)%		(1,643)
NET ASSETS—100.0%		$ 76,381

Abbreviations:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
QPSC	Qatar Public Shareholding Company
SAQ	Societe Anonyme Qatar

Footnote Legend:
(1)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
Country Weightings†
China	20%
Netherlands	9
United Kingdom	8
Japan	8
United States	6
France	5
Sweden	4
Other	40
Total	100%
† % of total investments as of December 31, 2023.
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stock	$ 797	$ 797
Common Stocks	77,227	77,227
Total Investments	$78,024	$78,024
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Financial Statements

NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Communication Services—3.3%
Comcast Corp. Class A	95,012	$ 4,166
Meta Platforms, Inc. Class A(1)	4,978	1,762
Walt Disney Co. (The)	43,060	3,888
		9,816

Consumer Discretionary—5.2%
Best Buy Co., Inc.	20,033	1,568
Domino’s Pizza, Inc.	3,679	1,517
Home Depot, Inc. (The)	8,743	3,030
JD.com, Inc. ADR	42,902	1,240
NIKE, Inc. Class B	40,659	4,414
Puma SE Unsponsored ADR	389,146	2,160
Starbucks Corp.	12,700	1,219
		15,148

Consumer Staples—3.8%
Dollar General Corp.	11,441	1,555
Hershey Co. (The)	6,688	1,247
Keurig Dr Pepper, Inc.	42,774	1,425
McCormick & Co., Inc. Non-voting Shares	41,797	2,860
Sysco Corp.	18,919	1,384
Tyson Foods, Inc. Class A	50,524	2,716
		11,187

Energy—6.1%
EOG Resources, Inc.	22,486	2,720
ONEOK, Inc.	28,797	2,022
Ovintiv, Inc.	95,201	4,181
Phillips 66	20,791	2,768
Pioneer Natural Resources Co.	21,566	4,850
TC Energy Corp.	37,353	1,460
		18,001

Financials—26.6%
Allstate Corp. (The)	29,715	4,160
Bank of America Corp.	237,722	8,004
BlackRock, Inc. Class A	3,586	2,911
Capital One Financial Corp.	24,481	3,210
Citigroup, Inc.	77,738	3,999
Citizens Financial Group, Inc.	100,993	3,347
Global Payments, Inc.	23,697	3,010
Goldman Sachs Group, Inc. (The)	8,332	3,214
Intercontinental Exchange, Inc.	26,059	3,347
Jack Henry & Associates, Inc.	17,311	2,829
JPMorgan Chase & Co.	39,320	6,688
MarketAxess Holdings, Inc.	11,665	3,416
Morgan Stanley	47,037	4,386
MSCI, Inc. Class A	5,077	2,872
	Shares	Value

Financials—continued
Nasdaq, Inc.	79,883	$ 4,644
PNC Financial Services Group, Inc. (The)	45,402	7,030
T. Rowe Price Group, Inc.	22,861	2,462
Truist Financial Corp.	96,527	3,564
U.S. Bancorp	118,333	5,121
		78,214

Health Care—12.6%
Abbott Laboratories	13,464	1,482
Agilent Technologies, Inc.	41,290	5,741
Amgen, Inc.	4,930	1,420
Edwards Lifesciences Corp.(1)	36,653	2,795
Humana, Inc.	10,544	4,827
Medtronic plc	35,221	2,902
Teleflex, Inc.	25,119	6,263
Thermo Fisher Scientific, Inc.	7,836	4,159
Veeva Systems, Inc. Class A(1)	7,690	1,480
Zoetis, Inc. Class A	29,860	5,893
		36,962

Industrials—12.4%
Genpact Ltd.	82,670	2,869
Honeywell International, Inc.	13,506	2,832
L3Harris Technologies, Inc.	28,410	5,984
Leidos Holdings, Inc.	27,882	3,018
MonotaRO Co., Ltd. Unsponsored ADR	397,968	4,290
RB Global, Inc.	43,411	2,904
Stanley Black & Decker, Inc.	57,234	5,615
TransUnion	84,896	5,833
Xylem, Inc.	26,861	3,072
		36,417

Information Technology—6.7%
Autodesk, Inc.(1)	13,304	3,239
Intel Corp.	53,891	2,708
Intuit, Inc.	9,988	6,243
Microsoft Corp.	7,617	2,864
Salesforce, Inc.(1)	6,331	1,666
Teledyne Technologies, Inc.(1)	6,531	2,915
		19,635

Materials—4.4%
Ball Corp.	64,134	3,689
Celanese Corp. Class A	19,011	2,954
LyondellBasell Industries N.V. Class A	26,770	2,545
Pan American Silver Corp.	166,742	2,723
Sealed Air Corp.	31,628	1,155
		13,066

	Shares	Value

Real Estate—11.7%
Alexandria Real Estate Equities, Inc.	71,741	$ 9,095
American Tower Corp.	17,836	3,851
Crown Castle, Inc.	12,642	1,456
Digital Realty Trust, Inc.	10,442	1,405
Invitation Homes, Inc.	83,030	2,832
Mid-America Apartment Communities, Inc.	19,458	2,616
Rexford Industrial Realty, Inc.	104,473	5,861
SBA Communications Corp. Class A	23,182	5,881
Sun Communities, Inc.	9,803	1,310
		34,307

Utilities—6.2%
American Water Works Co., Inc.	20,330	2,683
Eversource Energy	119,764	7,392
NextEra Energy, Inc.	91,238	5,542
Xcel Energy, Inc.	42,428	2,627
		18,244

Total Common Stocks (Identified Cost $257,939)		290,997

Total Long-Term Investments—99.0% (Identified Cost $257,939)		290,997

TOTAL INVESTMENTS—99.0% (Identified Cost $257,939)		$290,997
Other assets and liabilities, net—1.0%		2,879
NET ASSETS—100.0%		$293,876

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	93%
Canada	2
Japan	2
Bermuda	1
Netherlands	1
Germany	1
Total	100%
† % of total investments as of December 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

NFJ Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$290,997	$290,997
Total Investments	$290,997	$290,997
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Financial Statements

NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—1.0%
Ziff Davis, Inc.(1)	130,380	$ 8,760
Consumer Discretionary—10.3%
Aptiv plc(1)	75,867	6,807
Best Buy Co., Inc.	61,787	4,837
Domino’s Pizza, Inc.	21,589	8,900
Ford Motor Co.	695,610	8,479
Fox Factory Holding Corp.(1)	121,354	8,189
JD.com, Inc. ADR	443,449	12,811
Las Vegas Sands Corp.	93,194	4,586
Li Ning Co., Ltd. Unsponsored ADR	126,327	8,468
Lululemon Athletica, Inc.(1)	13,418	6,860
Planet Fitness, Inc. Class A(1)	92,905	6,782
Puma SE Unsponsored ADR	1,340,713	7,441
Whirlpool Corp.	74,546	9,077
		93,237

Consumer Staples—4.8%
Estee Lauder Cos., Inc. (The) Class A	63,112	9,230
McCormick & Co., Inc. Non-voting Shares	126,972	8,687
Target Corp.	63,587	9,056
Tyson Foods, Inc. Class A	313,702	16,862
		43,835

Energy—3.0%
Ovintiv, Inc.	205,177	9,011
TC Energy Corp.	227,368	8,888
World Kinect Corp.	388,386	8,848
		26,747

Financials—20.5%
Capital One Financial Corp.	34,704	4,551
Citigroup, Inc.	178,253	9,170
Citizens Financial Group, Inc.	411,898	13,650
Commerce Bancshares, Inc.	251,737	13,445
East West Bancorp, Inc.	126,585	9,108
First Financial Bankshares, Inc.	321,561	9,743
Hanover Insurance Group, Inc. (The)	68,154	8,275
Jack Henry & Associates, Inc.	56,265	9,194
Lakeland Financial Corp.	136,678	8,906
MarketAxess Holdings, Inc.	31,465	9,215
MSCI, Inc. Class A	16,261	9,198
Nasdaq, Inc.	153,805	8,942
NN Group N.V. Unsponsored ADR	453,360	8,949
PNC Financial Services Group, Inc. (The)	115,893	17,946
T. Rowe Price Group, Inc.	81,782	8,807
Truist Financial Corp.	514,464	18,994
	Shares	Value

Financials—continued
U.S. Bancorp	407,093	$ 17,619
		185,712

Health Care—12.1%
Agilent Technologies, Inc.	64,974	9,033
Bio-Rad Laboratories, Inc. Class A(1)	25,476	8,226
Charles River Laboratories International, Inc.(1)	38,437	9,086
Edwards Lifesciences Corp.(1)	238,372	18,176
Globus Medical, Inc. Class A(1)	178,459	9,510
Humana, Inc.	24,116	11,041
IQVIA Holdings, Inc.(1)	39,709	9,188
Teleflex, Inc.	37,738	9,410
Veeva Systems, Inc. Class A(1)	42,059	8,097
Waters Corp.(1)	26,136	8,605
Zoetis, Inc. Class A	44,253	8,734
		109,106

Industrials—11.3%
Alaska Air Group, Inc.(1)	223,259	8,723
Allegion plc	79,281	10,044
Exponent, Inc.	51,262	4,513
Genpact Ltd.	368,673	12,796
L3Harris Technologies, Inc.	47,751	10,057
MonotaRO Co., Ltd. Unsponsored ADR	1,471,863	15,867
RB Global, Inc.	69,183	4,628
Stanley Black & Decker, Inc.	92,811	9,105
Toro Co. (The)	102,556	9,844
TransUnion	113,070	7,769
Xylem, Inc.	80,377	9,192
		102,538

Information Technology—4.8%
Halma plc Unsponsored ADR	161,562	9,358
Keysight Technologies, Inc.(1)	57,032	9,073
Skyworks Solutions, Inc.	80,868	9,091
Teledyne Technologies, Inc.(1)	21,160	9,444
VeriSign, Inc.(1)	33,266	6,851
		43,817

Materials—9.3%
Ball Corp.	157,393	9,053
Celanese Corp. Class A	58,096	9,027
Eastman Chemical Co.	103,964	9,338
FMC Corp.	149,594	9,432
Kaiser Aluminum Corp.	141,651	10,084
Sealed Air Corp.	260,117	9,500
Stepan Co.	193,391	18,285
Tronox Holdings plc	635,615	9,000
		83,719

	Shares	Value

Real Estate—14.0%
Alexandria Real Estate Equities, Inc.	138,167	$ 17,515
Crown Castle, Inc.	117,794	13,569
Equity Residential	147,279	9,008
Essex Property Trust, Inc.	37,076	9,193
Invitation Homes, Inc.	249,142	8,498
Mid-America Apartment Communities, Inc.	122,556	16,479
National Storage Affiliates Trust	220,359	9,138
Rexford Industrial Realty, Inc.	322,448	18,089
SBA Communications Corp. Class A	62,425	15,837
Sun Communities, Inc.	66,816	8,930
		126,256

Utilities—8.3%
ENN Energy Holdings Ltd. Unsponsored ADR	485,479	14,283
Essential Utilities, Inc.	251,876	9,407
Eversource Energy	284,509	17,560
UGI Corp.	717,251	17,644
Xcel Energy, Inc.	269,048	16,657
		75,551

Total Common Stocks (Identified Cost $866,596)		899,278

Total Long-Term Investments—99.4% (Identified Cost $866,596)		899,278

TOTAL INVESTMENTS—99.4% (Identified Cost $866,596)		$899,278
Other assets and liabilities, net—0.6%		4,998
NET ASSETS—100.0%		$904,276

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	86%
United Kingdom	3
Cayman Islands	3
Canada	2
Japan	2
China	1
Bermuda	1
Other	2
Total	100%
† % of total investments as of December 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

NFJ Mid-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$899,278	$899,278
Total Investments	$899,278	$899,278
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Financial Statements

NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.6%
Communication Services—1.0%
Ziff Davis, Inc.(1)	54,751	$ 3,679
Consumer Discretionary—7.8%
Caesars Entertainment, Inc.(1)	38,818	1,820
Fox Factory Holding Corp.(1)	56,681	3,825
LGI Homes, Inc.(1)	14,231	1,895
Malibu Boats, Inc. Class A(1)	63,897	3,503
Planet Fitness, Inc. Class A(1)	20,364	1,486
Topgolf Callaway Brands Corp.(1)	152,148	2,182
Under Armour, Inc. Class A(1)	249,126	2,190
Wendy’s Co. (The)	180,097	3,508
Whirlpool Corp.	31,444	3,829
Wolverine World Wide, Inc.	209,823	1,865
YETI Holdings, Inc.(1)	59,228	3,067
		29,170

Consumer Staples—0.9%
Nomad Foods Ltd.(1)	211,015	3,577
Energy—4.7%
Helmerich & Payne, Inc.	46,858	1,697
Matador Resources Co.	57,796	3,286
Ovintiv, Inc.	78,149	3,432
Patterson-UTI Energy, Inc.	146,142	1,579
Vital Energy, Inc.(1)	82,614	3,758
World Kinect Corp.	161,550	3,680
		17,432

Financials—26.5%
Bank of Hawaii Corp.	50,860	3,685
Blackstone Mortgage Trust, Inc. Class A	151,512	3,223
Brighthouse Financial, Inc.(1)	71,904	3,805
Cadence Bank	123,964	3,668
Columbia Banking System, Inc.	177,183	4,727
Commerce Bancshares, Inc.	103,208	5,512
Community Bank System, Inc.	125,967	6,564
Enterprise Financial Services Corp.	90,292	4,032
First Financial Bankshares, Inc.	184,855	5,601
First Interstate BancSystem, Inc. Class A	137,012	4,213
Glacier Bancorp, Inc.	131,868	5,449
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	138,004	3,806
Heartland Financial USA, Inc.	107,628	4,048
Horace Mann Educators Corp.	99,423	3,251
Independent Bank Corp.	29,504	1,942
Lakeland Financial Corp.	64,765	4,220
	Shares	Value

Financials—continued
MarketAxess Holdings, Inc.	18,810	$ 5,508
Pathward Financial, Inc.	66,373	3,513
Sandy Spring Bancorp, Inc.	146,662	3,995
SouthState Corp.	53,545	4,522
Stifel Financial Corp.	53,446	3,696
UMB Financial Corp.	54,120	4,522
Walker & Dunlop, Inc.	50,526	5,609
		99,111

Health Care—9.3%
Addus HomeCare Corp.(1)	62,704	5,822
Bio-Rad Laboratories, Inc. Class A(1)	9,900	3,197
Globus Medical, Inc. Class A(1)	105,140	5,603
Iovance Biotherapeutics, Inc.(1)	203,038	1,651
Medpace Holdings, Inc.(1)	6,210	1,904
Neogen Corp.(1)	106,665	2,145
Pacira BioSciences, Inc.(1)	111,195	3,752
Teleflex, Inc.	16,750	4,176
Ultragenyx Pharmaceutical, Inc.(1)	42,073	2,012
Waters Corp.(1)	10,787	3,551
Xencor, Inc.(1)	53,004	1,125
		34,938

Industrials—16.2%
Alaska Air Group, Inc.(1)	96,112	3,755
Allegion plc	33,146	4,199
Armstrong World Industries, Inc.	35,940	3,534
ASGN, Inc.(1)	36,695	3,529
Douglas Dynamics, Inc.	96,733	2,871
Exponent, Inc.	57,779	5,087
Genpact Ltd.	150,067	5,209
ManpowerGroup, Inc.	43,956	3,493
MonotaRO Co., Ltd. Unsponsored ADR	467,947	5,044
Oshkosh Corp.	33,788	3,663
RB Global, Inc.	26,995	1,806
Stanley Black & Decker, Inc.	37,394	3,668
Tetra Tech, Inc.	20,478	3,418
Toro Co. (The)	41,510	3,985
UniFirst Corp.	19,254	3,522
Watts Water Technologies, Inc. Class A	17,339	3,612
		60,395

Information Technology—5.4%
Cirrus Logic, Inc.(1)	24,042	2,000
Diodes, Inc.(1)	41,271	3,323
Halma plc Unsponsored ADR	61,362	3,554
MKS Instruments, Inc.	45,990	4,731
RingCentral, Inc. Class A(1)	106,391	3,612
SPS Commerce, Inc.(1)	14,627	2,836
		20,056

	Shares	Value

Materials—10.4%
Cia Siderurgica Nacional S.A. Sponsored ADR	961,259	$ 3,778
Coeur Mining, Inc.(1)	1,262,302	4,115
FMC Corp.	61,642	3,886
Kaiser Aluminum Corp.	56,677	4,035
Kronos Worldwide, Inc.	396,047	3,937
Quaker Chemical Corp.	17,450	3,724
Sealed Air Corp.	106,631	3,894
Stepan Co.	79,861	7,551
Tronox Holdings plc	265,817	3,764
		38,684

Real Estate—9.5%
Alexandria Real Estate Equities, Inc.	32,137	4,074
Equity LifeStyle Properties, Inc.	52,857	3,729
Jones Lang LaSalle, Inc.(1)	21,136	3,992
National Storage Affiliates Trust	90,862	3,768
Physicians Realty Trust	276,446	3,679
Rexford Industrial Realty, Inc.	130,820	7,339
Terreno Realty Corp.	83,098	5,208
UMH Properties, Inc.	235,672	3,610
		35,399

Utilities—6.9%
American States Water Co.	45,381	3,650
California Water Service Group	71,760	3,722
Chesapeake Utilities Corp.	34,663	3,662
Clearway Energy, Inc. Class C	149,294	4,095
ENN Energy Holdings Ltd. Unsponsored ADR	111,432	3,278
UGI Corp.	294,152	7,236
		25,643

Total Common Stocks (Identified Cost $332,193)		368,084

Total Long-Term Investments—98.6% (Identified Cost $332,193)		368,084

TOTAL INVESTMENTS—98.6% (Identified Cost $332,193)		$368,084
Other assets and liabilities, net—1.4%		5,159
NET ASSETS—100.0%		$373,243

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
Country Weightings†
United States	92%
United Kingdom	2
Bermuda	1
Japan	1
Brazil	1
Virgin Islands (British)	1
Cayman Islands	1
Other	1
Total	100%
† % of total investments as of December 31, 2023.
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$368,084	$368,084
Total Investments	$368,084	$368,084
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Financial Statements

Silvant Focused Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.1%
Communication Services—11.8%
Alphabet, Inc. Class A(1)	293,293	$ 40,970
Alphabet, Inc. Class C(1)	263,547	37,142
Meta Platforms, Inc. Class A(1)	151,323	53,562
		131,674

Consumer Discretionary—13.1%
Amazon.com, Inc.(1)	542,456	82,421
Las Vegas Sands Corp.	307,683	15,141
Royal Caribbean Cruises Ltd.(1)	235,480	30,492
Tesla, Inc.(1)	73,565	18,280
		146,334

Financials—4.5%
Visa, Inc. Class A	191,256	49,793
Health Care—13.6%
Dexcom, Inc.(1)	156,854	19,464
Edwards Lifesciences Corp.(1)	292,837	22,329
Eli Lilly & Co.	86,815	50,606
Intuitive Surgical, Inc.(1)	67,054	22,621
UnitedHealth Group, Inc.	70,475	37,103
		152,123

	Shares	Value

Industrials—8.4%
Boeing Co. (The)(1)	103,296	$ 26,925
Fair Isaac Corp.(1)	34,915	40,641
General Electric Co.	65,372	8,344
Honeywell International, Inc.	87,740	18,400
		94,310

Information Technology—43.9%
Apple, Inc.	747,754	143,965
Applied Materials, Inc.	126,297	20,469
ASML Holding N.V. Registered Shares	14,275	10,805
Autodesk, Inc.(1)	84,511	20,577
Microsoft Corp.	404,078	151,949
NVIDIA Corp.	201,159	99,618
Salesforce, Inc.(1)	105,288	27,705
Workday, Inc. Class A(1)	55,730	15,385
		490,473

Materials—1.8%
Vulcan Materials Co.	89,122	20,232
Total Common Stocks (Identified Cost $472,923)		1,084,939

Total Long-Term Investments—97.1% (Identified Cost $472,923)		1,084,939

	Shares	Value

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.258%)(2)	7,438,887	$ 7,439
Total Short-Term Investment (Identified Cost $7,439)		7,439

TOTAL INVESTMENTS—97.8% (Identified Cost $480,362)		$1,092,378
Other assets and liabilities, net—2.2%		24,682
NET ASSETS—100.0%		$1,117,060

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,084,939	$1,084,939
Money Market Mutual Fund	7,439	7,439
Total Investments	$1,092,378	$1,092,378
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Financial Statements

Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Communication Services—4.9%
Live Nation Entertainment, Inc.(1)	21,035	$ 1,969
Spotify Technology S.A.(1)	32,451	6,098
Trade Desk, Inc. (The) Class A(1)	100,844	7,257
		15,324

Consumer Discretionary—17.8%
BorgWarner, Inc.	33,751	1,210
Domino’s Pizza, Inc.	9,180	3,784
DR Horton, Inc.	34,559	5,252
DraftKings, Inc. Class A(1)	71,411	2,517
Etsy, Inc.(1)	32,415	2,627
Expedia Group, Inc.(1)	37,792	5,737
Ferrari N.V.	4,015	1,359
Five Below, Inc.(1)	12,011	2,560
Global-e Online Ltd.(1)	33,208	1,316
Lululemon Athletica, Inc.(1)	9,928	5,076
O’Reilly Automotive, Inc.(1)	4,820	4,580
Pool Corp.	8,518	3,396
Royal Caribbean Cruises Ltd.(1)	47,918	6,205
Tractor Supply Co.	9,795	2,106
Ulta Beauty, Inc.(1)	5,712	2,799
Wingstop, Inc.	15,629	4,010
Wynn Resorts Ltd.	12,103	1,103
		55,637

Consumer Staples—0.4%
Celsius Holdings, Inc.(1)	24,710	1,347
Energy—2.7%
Diamondback Energy, Inc.	23,081	3,579
Valero Energy Corp.	37,346	4,855
		8,434

Financials—8.4%
Apollo Global Management, Inc.	71,845	6,695
Fifth Third Bancorp	64,539	2,226
Gallagher (Arthur J.) & Co.	31,548	7,094
LPL Financial Holdings, Inc.	10,224	2,327
MSCI, Inc. Class A	13,603	7,695
		26,037

	Shares	Value

Health Care—20.1%
Alnylam Pharmaceuticals, Inc.(1)	13,661	$ 2,615
Boston Scientific Corp.(1)	77,512	4,481
Cencora, Inc.	50,854	10,444
Cooper Cos., Inc. (The)	9,363	3,543
Dexcom, Inc.(1)	81,741	10,143
IDEXX Laboratories, Inc.(1)	15,529	8,619
Insulet Corp.(1)	13,223	2,869
Mettler-Toledo International, Inc.(1)	1,918	2,327
Neurocrine Biosciences, Inc.(1)	18,294	2,411
Sarepta Therapeutics, Inc.(1)	15,838	1,527
Teleflex, Inc.	6,489	1,618
Tenet Healthcare Corp.(1)	62,943	4,757
Veeva Systems, Inc. Class A(1)	10,373	1,997
West Pharmaceutical Services, Inc.	10,893	3,836
Zimmer Biomet Holdings, Inc.	12,378	1,506
		62,693

Industrials—20.4%
AMETEK, Inc.	38,637	6,371
Chart Industries, Inc.(1)	18,068	2,463
Ferguson plc	44,998	8,688
GXO Logistics, Inc.(1)	36,338	2,222
Hexcel Corp.	108,232	7,982
Quanta Services, Inc.	33,480	7,225
Rockwell Automation, Inc.	17,346	5,386
Trane Technologies plc	16,311	3,978
Uber Technologies, Inc.(1)	44,889	2,764
United Rentals, Inc.	9,883	5,667
Vertiv Holdings Co. Class A	78,135	3,753
Westinghouse Air Brake Technologies Corp.	56,565	7,178
		63,677

Information Technology—22.9%
Analog Devices, Inc.	15,494	3,077
Bentley Systems, Inc. Class B	40,226	2,099
Datadog, Inc. Class A(1)	48,311	5,864
DoubleVerify Holdings, Inc.(1)	46,068	1,694
Entegris, Inc.	41,895	5,020
Fabrinet (1)	6,571	1,251
Five9, Inc.(1)	22,332	1,757
HubSpot, Inc.(1)	7,593	4,408
Lam Research Corp.	8,951	7,011
	Shares	Value

Information Technology—continued
Lattice Semiconductor Corp.(1)	39,294	$ 2,711
Marvell Technology, Inc.	24,901	1,502
MongoDB, Inc. Class A(1)	3,674	1,502
Monolithic Power Systems, Inc.	11,440	7,216
Palo Alto Networks, Inc.(1)	42,574	12,554
TE Connectivity Ltd.	48,403	6,801
Zscaler, Inc.(1)	31,545	6,989
		71,456

Real Estate—0.8%
Zillow Group, Inc. Class A(1)	42,836	2,430
Total Common Stocks (Identified Cost $229,413)		307,035

Total Long-Term Investments—98.4% (Identified Cost $229,413)		307,035

TOTAL INVESTMENTS—98.4% (Identified Cost $229,413)		$307,035
Other assets and liabilities, net—1.6%		4,950
NET ASSETS—100.0%		$311,985

Abbreviation:
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	89%
Jersey	3
Switzerland	2
Luxembourg	2
Canada	2
Ireland	1
Netherlands	1
Total	100%
† % of total investments as of December 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$307,035	$307,035
Total Investments	$307,035	$307,035
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—96.3%
Aerospace & Defense—0.3%
HEICO Corp.	1,788	$ 320
Automobiles—0.6%
Thor Industries, Inc.	4,136	489
Winnebago Industries, Inc.	1,274	93
		582

Banks—2.8%
Amalgamated Financial Corp.	6,400	173
Byline Bancorp, Inc.	18,180	428
Cathay General Bancorp	14,116	629
Central Pacific Financial Corp.	7,169	141
Preferred Bank	7,638	558
Westamerica BanCorp.	11,594	654
		2,583

Beverages—2.5%
Coca-Cola Consolidated, Inc.	2,389	2,218
National Beverage Corp.(1)	2,100	104
		2,322

Biotechnology—9.2%
ADMA Biologics, Inc.(1)	157,268	711
Agenus, Inc.(1)	103,512	86
Alkermes plc(1)	48,226	1,338
Anika Therapeutics, Inc.(1)	45,579	1,033
Beam Therapeutics, Inc.(1)	3,049	83
Blueprint Medicines Corp.(1)	758	70
CareDx, Inc.(1)	38,145	458
Catalyst Pharmaceuticals, Inc.(1)	6,713	113
Cytokinetics, Inc.(1)	4,718	394
Eagle Pharmaceuticals, Inc.(1)	20,867	109
Exelixis, Inc.(1)	13,000	312
Halozyme Therapeutics, Inc.(1)	8,579	317
Ironwood Pharmaceuticals, Inc. Class A(1)	21,173	242
Mural Oncology plc(1)	1	— (2)
Natera, Inc.(1)	3,566	223
Neurocrine Biosciences, Inc.(1)	3,985	525
Organogenesis Holdings, Inc. Class A(1)	21,500	88
Twist Bioscience Corp.(1)	9,004	332
Vaxcyte, Inc.(1)	3,178	199
Veracyte, Inc.(1)	43,964	1,209
Vericel Corp.(1)	4,760	169
Zymeworks, Inc.(1)	56,363	586
		8,597

Building Products—2.8%
American Woodmark Corp.(1)	10,076	936
Janus International Group, Inc.(1)	112,067	1,462
	Shares	Value

Building Products—continued
Masterbrand, Inc.(1)	12,571	$ 187
		2,585

Capital Markets—2.3%
Bain Capital Specialty Finance, Inc.	11,993	181
Federated Hermes, Inc. Class B	7,549	256
Goldman Sachs BDC, Inc.(3)	15,506	227
Golub Capital BDC, Inc.	31,186	471
Hercules Capital, Inc.	12,197	203
Main Street Capital Corp.(3)	5,094	220
Trinity Capital, Inc.	43,461	631
		2,189

Chemicals—0.2%
HB Fuller Co.	2,404	196
Commercial Services & Supplies—1.9%
HNI Corp.	24,000	1,004
Tetra Tech, Inc.	3,316	554
Viad Corp.(1)	5,400	195
		1,753

Construction & Engineering—1.1%
Comfort Systems USA, Inc.	3,045	627
EMCOR Group, Inc.	1,974	425
		1,052

Construction Materials—0.1%
Knife River Corp.(1)	1,774	117
Consumer Staples Distribution & Retail—1.1%
Casey’s General Stores, Inc.	1,967	541
Ingles Markets, Inc. Class A	2,699	233
Weis Markets, Inc.	4,022	257
		1,031

Containers & Packaging—0.5%
Silgan Holdings, Inc.	10,940	495
Distributors—0.4%
GigaCloud Technology, Inc. Class A(1)	20,737	379
Diversified Consumer Services—4.0%
Bright Horizons Family Solutions, Inc.(1)	2,413	227
Chegg, Inc.(1)	14,435	164
Frontdoor, Inc.(1)	24,024	846
Grand Canyon Education, Inc.(1)	3,396	448
OneSpaWorld Holdings Ltd.(1)	13,797	195
Perdoceo Education Corp.	39,204	688
Strategic Education, Inc.	10,534	973
Stride, Inc.(1)	4,000	238
		3,779

	Shares	Value

Diversified Telecommunication Services—0.2%
Cogent Communications Holdings, Inc.	2,682	$ 204
Electric Utilities—1.5%
ALLETE, Inc.	7,596	465
IDACORP, Inc.	5,005	492
Otter Tail Corp.	5,484	466
		1,423

Electrical Equipment—2.2%
Atkore, Inc.(1)	7,898	1,263
Thermon Group Holdings, Inc.(1)	25,598	834
		2,097

Electronic Equipment, Instruments & Components—1.5%
Bel Fuse, Inc. Class B	6,900	461
Fabrinet (1)	2,898	551
OSI Systems, Inc.(1)	1,796	232
Sanmina Corp.(1)	3,660	188
		1,432

Energy Equipment & Services—1.0%
ProPetro Holding Corp.(1)	46,939	393
U.S. Silica Holdings, Inc.(1)	46,917	531
		924

Entertainment—1.4%
Liberty Media Corp.-Liberty Formula One Class A(1)	8,722	506
Madison Square Garden Sports Corp.(1)	2,592	471
Roku, Inc. Class A (1)	4,063	372
		1,349

Financial Services—3.0%
Banco Latinoamericano de Comercio Exterior S.A. Class E	16,478	408
Essent Group Ltd.	22,528	1,188
NMI Holdings, Inc. Class A(1)	30,696	911
Radian Group, Inc.	9,192	262
		2,769

Food Products—2.3%
Cal-Maine Foods, Inc.	4,407	253
Flowers Foods, Inc.	19,748	444
J & J Snack Foods Corp.	3,218	538
John B Sanfilippo & Son, Inc.	5,499	567
Lancaster Colony Corp.	1,188	198
Tootsie Roll Industries, Inc.	3,407	113
		2,113

Gas Utilities—0.4%
ONE Gas, Inc.	5,988	382
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Shares	Value

Ground Transportation—1.4%
Ryder System, Inc.	10,480	$ 1,206
Saia, Inc.(1)	285	125
		1,331

Healthcare Equipment & Supplies—2.4%
AtriCure, Inc.(1)	4,205	150
Axonics, Inc.(1)	1,099	69
Haemonetics Corp.(1)	13,662	1,168
Inari Medical, Inc.(1)	2,467	160
Merit Medical Systems, Inc.(1)	5,279	401
Shockwave Medical, Inc.(1)	934	178
Tactile Systems Technology, Inc.(1)	9,001	129
		2,255

Healthcare Providers & Services—1.1%
Chemed Corp.	895	524
Encompass Health Corp.	3,901	260
Tenet Healthcare Corp.(1)	2,910	220
		1,004

Healthcare Technology—0.1%
HealthStream, Inc.	5,015	136
Hotels, Restaurants & Leisure—3.0%
Arcos Dorados Holdings, Inc. Class A	73,348	931
Boyd Gaming Corp.	3,606	226
Hilton Grand Vacations, Inc.(1)	5,759	231
PlayAGS, Inc.(1)	42,567	359
Red Rock Resorts, Inc. Class A	19,057	1,016
		2,763

Household Durables—2.9%
Beazer Homes USA, Inc.(1)	30,237	1,022
KB Home	6,276	392
Taylor Morrison Home Corp. Class A(1)	24,460	1,305
		2,719

Household Products—0.4%
Reynolds Consumer Products, Inc.	13,616	365
Independent Power and Renewable Electricity Producers—0.4%
TransAlta Corp.(3)	40,722	338
Insurance—4.4%
AMERISAFE, Inc.	5,898	276
Donegal Group, Inc. Class A	22,965	321
Employers Holdings, Inc.	5,988	236
Enstar Group Ltd.(1)	1,074	316
Genworth Financial, Inc. Class A(1)	98,982	661
	Shares	Value

Insurance—continued
Reinsurance Group of America, Inc.	3,800	$ 615
RLI Corp.	3,933	524
Safety Insurance Group, Inc.	6,345	482
Unum Group	14,825	670
		4,101

Interactive Media & Services—0.1%
Travelzoo (1)	9,076	86
Leisure Products—0.5%
Acushnet Holdings Corp.	6,970	440
Life Sciences Tools & Services—0.8%
Medpace Holdings, Inc.(1)	895	274
West Pharmaceutical Services, Inc.	1,383	487
		761

Machinery—1.4%
Flowserve Corp.	6,260	258
Franklin Electric Co., Inc.	1,642	159
Terex Corp.	3,392	195
Wabash National Corp.	26,424	677
		1,289

Metals & Mining—2.2%
Constellium SE Class A(1)	24,000	479
United States Steel Corp.	6,313	307
Warrior Met Coal, Inc.	20,419	1,245
		2,031

Mortgage Real Estate Investment Trusts (REITs)—0.2%
Invesco Mortgage Capital, Inc.	24,085	213
Multi-Utilities—0.3%
Unitil Corp.	4,737	249
Oil, Gas & Consumable Fuels—4.1%
Crescent Energy Co. Class A(3)	61,084	807
Granite Ridge Resources, Inc.	100,168	603
Gulfport Energy Corp.(1)	11,324	1,509
Magnolia Oil & Gas Corp. Class A	27,306	581
Teekay Corp.(1)	47,882	342
		3,842

Paper & Forest Products—0.9%
UFP Industries, Inc.	6,467	812
Pharmaceuticals—5.2%
Amneal Pharmaceuticals, Inc.(1)	59,710	362
Amphastar Pharmaceuticals, Inc.(1)	6,109	378
ANI Pharmaceuticals, Inc.(1)	12,319	679
Innoviva, Inc.(1)	32,458	521
Perrigo Co. plc	14,193	457
	Shares	Value

Pharmaceuticals—continued
Phibro Animal Health Corp. Class A	22,744	$ 263
Prestige Consumer Healthcare, Inc.(1)	22,363	1,369
Supernus Pharmaceuticals, Inc.(1)	29,148	844
		4,873

Professional Services—2.9%
Barrett Business Services, Inc.	14,207	1,645
ExlService Holdings, Inc.(1)	23,265	718
Science Applications International Corp.	2,430	302
		2,665

Semiconductors & Semiconductor Equipment—1.0%
Axcelis Technologies, Inc.(1)	3,647	473
Tower Semiconductor Ltd.(1)	15,419	471
		944

Software—8.8%
Agilysys, Inc.(1)	3,102	263
Blackbaud, Inc.(1)	3,703	321
BlackLine, Inc.(1)	19,751	1,233
Box, Inc. Class A(1)	23,784	609
Cellebrite DI Ltd.(1)	17,775	154
Clear Secure, Inc. Class A	17,471	361
CommVault Systems, Inc.(1)	12,090	966
DocuSign, Inc. Class A(1)	12,147	722
Everbridge, Inc.(1)	6,164	150
Intapp, Inc.(1)	13,837	526
Manhattan Associates, Inc.(1)	2,619	564
Pegasystems, Inc.	3,836	188
Progress Software Corp.	11,330	615
Q2 Holdings, Inc.(1)	4,958	215
RADCOM Ltd.(1)	21,604	174
Sapiens International Corp. N.V.	12,000	347
Smartsheet, Inc. Class A(1)	5,694	272
Zeta Global Holdings Corp. Class A(1)	58,677	518
		8,198

Specialty Retail—0.8%
Abercrombie & Fitch Co. Class A(1)	3,372	298
Asbury Automotive Group, Inc.(1)	2,184	491
		789

Technology Hardware, Storage & Peripherals—1.0%
Pure Storage, Inc. Class A(1)	18,428	657
See Notes to Financial Statements

Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
	Shares	Value

Technology Hardware, Storage & Peripherals—continued
Super Micro Computer, Inc.(1)	1,061	$ 302
		959

Trading Companies & Distributors—5.6%
Applied Industrial Technologies, Inc.	7,383	1,275
Boise Cascade Co.	14,174	1,833
GMS, Inc.(1)	6,779	559
Rush Enterprises, Inc. Class A	30,291	1,524
		5,191

Water Utilities—1.1%
American States Water Co.	6,703	539
SJW Group	6,970	456
		995

Total Common Stocks (Identified Cost $73,379)		90,022

Master Limited Partnerships and Related Companies—0.6%
Downstream/Other—0.6%
Global Partners LP(3)	6,045	256
	Shares	Value

Downstream/Other—continued
Sunoco LP(3)	4,380	$ 262
		518

Total Master Limited Partnerships and Related Companies (Identified Cost $282)		518

Total Long-Term Investments—96.9% (Identified Cost $73,661)		90,540

Securities Lending Collateral—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.250%)(4)(5)	1,679,320	1,679
Total Securities Lending Collateral (Identified Cost $1,679)		1,679

TOTAL INVESTMENTS—98.7% (Identified Cost $75,340)		$92,219
Other assets and liabilities, net—1.3%		1,232
NET ASSETS—100.0%		$93,451
Abbreviations:
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Amount is less than $500 (not in thousands).
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	92%
Ireland	2
Bermuda	2
Israel	1
Virgin Islands (British)	1
France	1
Panama	1
Total	100%
† % of total investments as of December 31, 2023.
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$90,022	$90,022
Master Limited Partnerships and Related Companies	518	518
Securities Lending Collateral	1,679	1,679
Total Investments	$92,219	$92,219
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Zevenbergen Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.9%
Aerospace & Defense—1.3%
Axon Enterprise, Inc.(1)	70,000	$ 18,083
Automobiles—2.9%
Tesla, Inc.(1)	161,500	40,129
Broadline Retail—7.9%
Amazon.com, Inc.(1)	460,000	69,893
Global-e Online Ltd.(1)	275,000	10,898
MercadoLibre, Inc.(1)	17,000	26,716
		107,507

Capital Markets—0.6%
Broadridge Financial Solutions, Inc.	43,000	8,847
Communications Equipment—1.6%
Arista Networks, Inc.(1)	63,000	14,837
Cisco Systems, Inc.	140,000	7,073
		21,910

Electronic Equipment, Instruments & Components—1.9%
Amphenol Corp. Class A	140,000	13,878
CDW Corp.	55,000	12,503
		26,381

Financial Services—2.9%
Dlocal Ltd. Class A(1)	220,000	3,892
Mastercard, Inc. Class A	35,000	14,928
Toast, Inc. Class A(1)	360,000	6,573
Visa, Inc. Class A	55,000	14,319
		39,712

Ground Transportation—1.4%
Uber Technologies, Inc.(1)	300,000	18,471
Hotels, Restaurants & Leisure—0.6%
Booking Holdings, Inc.(1)	2,500	8,868
Interactive Media & Services—15.0%
Alphabet, Inc. Class C(1)	800,000	112,744
	Shares	Value

Interactive Media & Services—continued
Meta Platforms, Inc. Class A(1)	260,000	$ 92,030
		204,774

IT Services—6.6%
Accenture plc Class A	20,000	7,018
MongoDB, Inc. Class A(1)	65,000	26,575
Shopify, Inc. Class A(1)	450,000	35,055
Snowflake, Inc. Class A(1)	110,000	21,890
		90,538

Media—2.1%
Trade Desk, Inc. (The) Class A(1)	400,000	28,784
Real Estate Management & Development—0.3%
DigitalBridge Group, Inc.	213,000	3,736
Semiconductors & Semiconductor Equipment—23.5%
Advanced Micro Devices, Inc.(1)	325,000	47,908
Applied Materials, Inc.	76,000	12,317
ASML Holding N.V. Registered Shares	18,000	13,625
Broadcom, Inc.	30,000	33,488
First Solar, Inc.(1)	85,000	14,644
KLA Corp.	20,000	11,626
Micron Technology, Inc.	250,000	21,335
Monolithic Power Systems, Inc.	40,000	25,231
NVIDIA Corp.	215,000	106,472
NXP Semiconductors N.V.	91,000	20,901
ON Semiconductor Corp.(1)	160,000	13,365
		320,912

Software—24.8%
Adobe, Inc. (1)	58,000	34,603
Cadence Design Systems, Inc.(1)	50,000	13,619
Crowdstrike Holdings, Inc. Class A(1)	85,000	21,702
Datadog, Inc. Class A(1)	50,000	6,069
	Shares	Value

Software—continued
DoubleVerify Holdings, Inc.(1)	340,000	$ 12,505
HubSpot, Inc.(1)	7,000	4,064
Intuit, Inc.	18,000	11,251
Microsoft Corp.	295,000	110,932
Oracle Corp.	175,000	18,450
Palo Alto Networks, Inc.(1)	150,000	44,232
Salesforce, Inc.(1)	58,000	15,262
ServiceNow, Inc.(1)	50,000	35,324
Zscaler, Inc.(1)	50,000	11,078
		339,091

Technology Hardware, Storage & Peripherals—6.5%
Apple, Inc.	460,000	88,564
Total Common Stocks (Identified Cost $721,001)		1,366,307

Total Long-Term Investments—99.9% (Identified Cost $721,001)		1,366,307

TOTAL INVESTMENTS—99.9% (Identified Cost $721,001)		$1,366,307
Other assets and liabilities, net—0.1%		1,973
NET ASSETS—100.0%		$1,368,280

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	91%
Canada	3
Netherlands	3
Uruguay	2
Israel	1
Total	100%
† % of total investments as of December 31, 2023.
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,366,307	$1,366,307
Total Investments	$1,366,307	$1,366,307
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2023
(Reported in thousands except shares and per share amounts)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund
Assets
Investment in securities at value(1)	$ 135,577	$ 4,927,269	$ 59,135	$ 141,203
Foreign currency at value(2)	89	—	6	—
Cash	4,117	80,235	1,805	277
Cash pledged as collateral for written options	—	356	—	—
Receivables
Investment securities sold	—	6,215	51	708
Fund shares sold	73	4,451	388	11
Dividends and interest	382	36,814	54	58
Tax reclaims	49	—	127	323
Prepaid Trustees’ retainer	— (a)	—	—	—
Prepaid expenses	25	90	25	24
Other assets	106	784	55	50
Total assets	140,418	5,056,214	61,646	142,654
Liabilities
Written options at value(3)	—	1,099	—	—
Payables
Fund shares repurchased	153	3,964	159	149
Investment securities purchased	—	—	2	—
Foreign capital gains tax	907	—	—	—
Investment advisory fees	66	2,749	44	95
Distribution and service fees	5	1,164	7	29
Administration and accounting fees	12	433	6	13
Transfer agent and sub-transfer agent fees and expenses	24	691	14	30
Professional fees	9	—	12	20
Trustee deferred compensation plan	74	784	55	50
Interest expense and/or commitment fees	— (a)	10	— (a)	— (a)
Other accrued expenses	16	192	18	14
Total liabilities	1,266	11,086	317	400
Net Assets	$ 139,152	$ 5,045,128	$ 61,329	$ 142,254
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 148,123	$ 5,673,454	$ 51,563	$ 139,165
Accumulated earnings (loss)	(8,971)	(628,326)	9,766	3,089
Net Assets	$ 139,152	$ 5,045,128	$ 61,329	$ 142,254
Net Assets:
Class A	$ 19,441	$ 1,978,399	$ 33,091	$ 131,095
Class C	$ 558	$ 888,696	$ 421	$ 2,261
Class P	$ 6,128	$ 1,064,702	$ 3,425	$ 949
Institutional Class	$ 76,435	$ 1,113,331	$ 24,392	$ 7,949
Class R6	$ 36,590	$ —	$ —	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	684,145	181,815,391	958,704	4,627,669
Class C	19,433	93,184,705	16,960	136,041
Class P	222,205	94,208,208	87,425	32,406
Institutional Class	2,687,488	97,139,019	606,052	271,368
Class R6	1,305,761	—	—	—
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2023
(Reported in thousands except shares and per share amounts)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 28.42	$ 10.88	$ 34.52	$ 28.33
Class C	$ 28.73	$ 9.54	$ 24.84	$ 16.62
Class P	$ 27.58	$ 11.30	$ 39.18	$ 29.28
Institutional Class	$ 28.44	$ 11.46	$ 40.25	$ 29.29
Class R6	$ 28.02	$ —	$ —	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 30.07	$ 11.51	$ 36.53	$ 29.98
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 115,451	$ 5,465,465	$ 49,495	$ 129,996
(2) Foreign currency at cost	$ 89	$ —	$ 6	$ —
(3) Written options premiums received	$ —	$ 219	$ —	$ —

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2023
(Reported in thousands except shares and per share amounts)
	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund
Assets
Investment in securities at value(1)	$ 634,348	$ 78,024	$ 290,997	$ 899,278
Foreign currency at value(2)	— (a)	14	— (a)	—
Cash	8,506	2,796	2,557	4,533
Receivables
Investment securities sold	7,052	3,029	—	4,381
Fund shares sold	75	18	263	381
Dividends and interest	1,255	25	445	1,869
Tax reclaims	7	501	44	169
Prepaid Trustees’ retainer	—	—	— (a)	—
Prepaid expenses	47	27	35	62
Other assets	1,591	339	201	334
Total assets	652,881	84,773	294,542	911,007
Liabilities
Payables
Fund shares repurchased	2,221	203	203	3,551
Investment securities purchased	3,582	3,284	—	2,071
Dividend distributions	—	—	— (a)	—
Investment advisory fees	242	34	110	311
European Union tax reclaim contingent fees payable(b)	—	4,456	—	—
Distribution and service fees	85	10	34	117
Administration and accounting fees	56	7	26	77
Transfer agent and sub-transfer agent fees and expenses	129	23	51	197
Professional fees	13	15	17	11
Trustee deferred compensation plan	1,591	339	201	334
Interest expense and/or commitment fees	5	3	— (a)	3
Other accrued expenses	41	18	24	59
Total liabilities	7,965	8,392	666	6,731
Net Assets	$ 644,916	$ 76,381	$ 293,876	$ 904,276
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 586,719	$ 515,717	$ 264,705	$ 892,038
Accumulated earnings (loss)	58,197	(439,336)	29,171	12,238
Net Assets	$ 644,916	$ 76,381	$ 293,876	$ 904,276
Net Assets:
Class A	$ 340,844	$ 44,825	$ 154,749	$ 467,876
Class C	$ 7,560	$ 877	$ 1,898	$ 17,109
Class P	$ 127,897	$ 13,754	$ 13,863	$ 63,563
Institutional Class	$ 72,485	$ 12,596	$ 120,652	$ 249,556
Class R6	$ 60,291	$ 2,782	$ 2,253	$ 77,037
Administrative Class	$ 35,839	$ 1,547	$ 461	$ 29,135
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	33,495,692	2,346,096	5,805,004	18,726,491
Class C	715,768	46,950	70,036	983,301
Class P	12,372,318	714,450	512,703	3,873,859
Institutional Class	7,026,883	654,004	4,557,318	8,902,767
Class R6	5,888,558	144,576	85,189	2,757,437
Administrative Class	3,334,992	78,986	16,913	1,103,461
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2023
(Reported in thousands except shares and per share amounts)
	NFJ Dividend Value Fund	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 10.18	$ 19.11	$ 26.66	$ 24.98
Class C	$ 10.56	$ 18.69	$ 27.09	$ 17.40
Class P	$ 10.34	$ 19.25	$ 27.04	$ 16.41
Institutional Class	$ 10.32	$ 19.26	$ 26.47	$ 28.03
Class R6	$ 10.24	$ 19.24	$ 26.45	$ 27.94
Administrative Class	$ 10.75	$ 19.58	$ 27.27	$ 26.40
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.77	$ 20.22	$ 28.21	$ 26.43
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 567,971	$ 76,475	$ 257,939	$ 866,596
(2) Foreign currency at cost	$ —	$ 15	$ —(a)	$ —

(a)	Amount is less than $500 (not in thousands).
(b)	See Note 2C in Notes to Financial Statements.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2023
(Reported in thousands except shares and per share amounts)
	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund	Silvant Mid-Cap Growth Fund	Small-Cap Fund
Assets
Investment in securities at value(1)(2)	$ 368,084	$ 1,092,378	$ 307,035	$ 92,219
Cash	4,332	31,432	5,177	2,988
Receivables
Investment securities sold	11,125	2,244	—	—
Fund shares sold	106	780	186	5
Dividends and interest	740	57	94	52
Tax reclaims	10	—	—	1
Prepaid Trustees’ retainer	—	2	— (a)	—
Prepaid expenses	37	57	31	16
Other assets	1,317	283	77	17
Total assets	385,751	1,127,233	312,600	95,298
Liabilities
Payables
Fund shares repurchased	8,906	697	245	35
Investment securities purchased	1,896	8,434	—	—
Collateral on securities loaned	—	—	—	1,679
Investment advisory fees	160	408	121	40
Distribution and service fees	54	158	54	15
Administration and accounting fees	33	97	27	8
Transfer agent and sub-transfer agent fees and expenses	98	29	49	19
Professional fees	16	9	16	19
Trustee deferred compensation plan	1,317	283	77	17
Interest expense and/or commitment fees	2	2	1	— (a)
Other accrued expenses	26	56	25	15
Total liabilities	12,508	10,173	615	1,847
Net Assets	$ 373,243	$ 1,117,060	$ 311,985	$ 93,451
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 344,922	$ 507,422	$ 249,268	$ 76,851
Accumulated earnings (loss)	28,321	609,638	62,717	16,600
Net Assets	$ 373,243	$ 1,117,060	$ 311,985	$ 93,451
Net Assets:
Class A	$ 230,986	$ 661,644	$ 241,656	$ 62,088
Class C	$ 993	$ 21,445	$ 4,593	$ 3,173
Class P	$ 19,683	$ 73,179	$ 12,272	$ 5,869
Institutional Class	$ 53,712	$ 166,243	$ 52,251	$ 16,496
Class R6	$ 49,574	$ 186,369	$ —	$ 5,825
Administrative Class	$ 18,295	$ 8,180	$ 1,213	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	19,488,784	10,022,313	63,934,170	2,900,311
Class C	101,571	801,970	1,893,337	160,385
Class P	1,311,436	1,838,324	2,548,441	267,172
Institutional Class	3,522,674	2,859,427	10,707,892	746,177
Class R6	3,294,239	3,188,131	—	264,230
Administrative Class	1,488,267	162,801	287,668	—
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2023
(Reported in thousands except shares and per share amounts)
	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund	Silvant Mid-Cap Growth Fund	Small-Cap Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$ 11.85	$ 66.02	$ 3.78	$ 21.41
Class C	$ 9.77	$ 26.74	$ 2.43	$ 19.78
Class P	$ 15.01	$ 39.81	$ 4.82	$ 21.97
Institutional Class	$ 15.25	$ 58.14	$ 4.88	$ 22.11
Class R6	$ 15.05	$ 58.46	$ —	$ 22.04
Administrative Class	$ 12.29	$ 50.25	$ 4.22	$ —
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 12.54	$ 69.86	$ 4.00	$ 22.66
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 332,193	$ 480,362	$ 229,413	$ 75,340
(2) Market value of securities on loan	$ —	$ —	$ —	$ 1,528

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2023
(Reported in thousands except shares and per share amounts)
Zevenbergen Technology Fund
Assets
Investment in securities at value(1)	$ 1,366,307
Due from broker for options contracts	11
Receivables
Investment securities sold	16,128
Fund shares sold	706
Dividends and interest	217
Tax reclaims	92
Prepaid Trustees’ retainer	2
Prepaid expenses	45
Other assets	427
Total assets	1,383,935
Liabilities
Due to custodian	1,964
Payables
Fund shares repurchased	2,443
Investment securities purchased	9,238
Investment advisory fees	1,030
Distribution and service fees	140
Administration and accounting fees	119
Transfer agent and sub-transfer agent fees and expenses	220
Professional fees	4
Trustee deferred compensation plan	427
Interest expense and/or commitment fees	2
Other accrued expenses	68
Total liabilities	15,655
Net Assets	$ 1,368,280
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,002,706
Accumulated earnings (loss)	365,574
Net Assets	$ 1,368,280
Net Assets:
Class A	$ 561,385
Class C	$ 23,670
Class P	$ 52,416
Institutional Class	$ 722,737
Administrative Class	$ 8,072
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	12,120,571
Class C	2,320,978
Class P	827,502
Institutional Class	10,860,496
Administrative Class	146,069
Net Asset Value and Redemption Price Per Share:*
Class A	$ 46.32
Class C	$ 10.20
Class P	$ 63.34
Institutional Class	$ 66.55
Administrative Class	$ 55.26
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2023
(Reported in thousands except shares and per share amounts)
Zevenbergen Technology Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 49.02
Maximum Sales Charge - Class A	5.50%
(1) Investment in securities at cost	$ 721,001

*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED December 31, 2023
($ reported in thousands)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund	NFJ Dividend Value Fund
Investment Income
Dividends	$ 2,765	$ 15,927	$ 685	$ 705	$ 8,923
Interest	—	69,613	—	—	—
European Union tax reclaims(1)	—	—	28	57	11,260
Foreign taxes withheld	(321)	(29)	(27)	—	(62)
Total investment income	2,444	85,511	686	762	20,121
Expenses
Investment advisory fees	559	16,185	256	571	1,414
Distribution and service fees, Class A	24	2,417	41	163	410
Distribution and service fees, Class C	3	4,518	2	12	38
Distribution and service fees, Administrative Class	—	—	—	—	42
Administration and accounting fees	71	2,544	33	77	324
Transfer agent fees and expenses	30	1,065	14	35	142
Sub-transfer agent fees and expenses, Class A	12	633	16	63	206
Sub-transfer agent fees and expenses, Class C	— (2)	319	— (2)	1	3
Sub-transfer agent fees and expenses, Class P	2	385	1	—	54
Sub-transfer agent fees and expenses, Institutional Class	36	457	11	4	29
Sub-transfer agent fees and expenses, Administrative Class	—	—	—	—	10
Custodian fees	5	6	1	— (2)	1
Printing fees and expenses	6	160	3	7	25
Professional fees	20	67	17	18	21
Interest expense and/or commitment fees	1	20	— (2)	1	6
Registration fees	32	59	27	26	46
Trustees’ fees and expenses	5	205	2	6	27
Miscellaneous expenses	14	197	7	11	30
Total expenses	820	29,237	431	995	2,828
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(3)	(170)	—	(6)	(1)	(8)
Net expenses	650	29,237	425	994	2,820
Net investment income (loss)	1,794	56,274	261	(232)	17,301
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(1,357)	78,273	851	(1,876)	26,479
Foreign currency transactions	(26)	—	1	1	(11)
Foreign capital gains tax	(240)	—	—	—	—
Written options	—	3,130	—	—	—
Net increase from payment by affiliate(4)	—	— (2)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	8,535	191,829	4,853	3,214	25,875
Foreign currency transactions	39	—	4	— (2)	— (2)
Foreign capital gains tax	(532)	—	—	—	—
Written options	—	(618)	—	—	—
Net realized and unrealized gain (loss) on investments	6,419	272,614	5,709	1,339	52,343
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED December 31, 2023
($ reported in thousands)
	Emerging Markets Opportunities Fund	Income & Growth Fund	KAR Global Small-Cap Fund	KAR Health Sciences Fund	NFJ Dividend Value Fund
Net increase (decrease) in net assets resulting from operations	$ 8,213	$328,888	$5,970	$ 1,107	$69,644

(1)	See Note 2C in Notes to Financial Statements.
(2)	Amount is less than $500 (not in thousands).
(3)	See Note 4D in Notes to Financial Statements.
(4)	See Note 4G in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED December 31, 2023
($ reported in thousands)
	NFJ International Value Fund	NFJ Large-Cap Value Fund	NFJ Mid-Cap Value Fund	NFJ Small-Cap Value Fund	Silvant Focused Growth Fund
Investment Income
Dividends	$ 919	$ 3,531	$12,600	$ 4,998	$ 3,007
European Union tax reclaims(1)	—	112	—	—	—
Foreign taxes withheld	(117)	(14)	(212)	(49)	(7)
Total investment income	802	3,629	12,388	4,949	3,000
Expenses
Investment advisory fees	253	628	2,488	1,093	2,327
Distribution and service fees, Class A	56	186	571	274	781
Distribution and service fees, Class C	5	9	90	5	107
Distribution and service fees, Administrative Class	2	1	37	30	9
Administration and accounting fees	47	146	465	190	532
Transfer agent fees and expenses	22	67	209	83	236
Sub-transfer agent fees and expenses, Class A	34	67	272	169	208
Sub-transfer agent fees and expenses, Class C	— (2)	1	9	1	8
Sub-transfer agent fees and expenses, Class P	7	6	32	8	22
Sub-transfer agent fees and expenses, Institutional Class	5	48	102	22	58
Sub-transfer agent fees and expenses, Administrative Class	1	— (2)	14	2	3
Custodian fees	3	1	2	1	2
Printing fees and expenses	6	11	35	15	29
Professional fees	18	17	24	18	24
Interest expense and/or commitment fees	5	1	8	3	4
Registration fees	32	29	47	48	48
Trustees’ fees and expenses	4	11	40	15	37
Miscellaneous expenses	13	17	111	32	42
Total expenses	513	1,246	4,556	2,009	4,477
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(3)	(15)	— (2)	(654)	(97)	(39)
Net expenses	498	1,246	3,902	1,912	4,438
Net investment income (loss)	304	2,383	8,486	3,037	(1,438)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(4,141)	5,367	19,643	14,875	8,814
Foreign currency transactions	(61)	(1)	(17)	(7)	—
Net change in unrealized appreciation (depreciation) on:
Investments	3,675	15,584	24,007	22,612	99,675
Foreign currency transactions	(29)	— (2)	— (2)	— (2)	—
Net realized and unrealized gain (loss) on investments	(556)	20,950	43,633	37,480	108,489
Net increase (decrease) in net assets resulting from operations	$ (252)	$23,333	$52,119	$40,517	$107,051

(1)	See Note 2C in Notes to Financial Statements.
(2)	Amount is less than $500 (not in thousands).
(3)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED December 31, 2023
($ reported in thousands)
	Silvant Mid-Cap Growth Fund	Small-Cap Fund	Zevenbergen Technology Fund
Investment Income
Dividends	$ 994	$ 688	$ 2,006
Securities lending, net of fees	—	9	—
Foreign taxes withheld	—	(1)	(37)
Total investment income	994	696	1,969
Expenses
Investment advisory fees	681	280	5,755
Distribution and service fees, Class A	286	75	668
Distribution and service fees, Class C	23	16	115
Distribution and service fees, Administrative Class	1	—	9
Administration and accounting fees	152	52	657
Transfer agent fees and expenses	74	24	292
Sub-transfer agent fees and expenses, Class A	71	24	237
Sub-transfer agent fees and expenses, Class C	1	1	9
Sub-transfer agent fees and expenses, Class P	3	3	21
Sub-transfer agent fees and expenses, Institutional Class	21	8	259
Sub-transfer agent fees and expenses, Administrative Class	1	—	—
Custodian fees	— (1)	1	1
Printing fees and expenses	11	5	39
Professional fees	17	16	27
Interest expense and/or commitment fees	1	— (1)	6
Registration fees	35	32	49
Trustees’ fees and expenses	12	4	47
Miscellaneous expenses	22	11	59
Total expenses	1,412	552	8,250
Less net expenses reimbursed and/or waived by investment adviser and/or administrator(2)	—	(44)	—
Plus net expenses recaptured(2)	— (1)	—	5
Net expenses	1,412	508	8,255
Net investment income (loss)	(418)	188	(6,286)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	3,659	517	11,728
Foreign currency transactions	—	— (1)	—
Net change in unrealized appreciation (depreciation) on:
Investments	15,742	3,230	134,664
Foreign currency transactions	—	— (1)	1
Net realized and unrealized gain (loss) on investments	19,401	3,747	146,393
Net increase (decrease) in net assets resulting from operations	$18,983	$3,935	$140,107

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Emerging Markets Opportunities Fund		Income & Growth Fund		KAR Global Small-Cap Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,794	$ 4,038	$ 56,274	$ 102,658	$ 261	$ 492
Net realized gain (loss)	(1,623)	(10,557)	81,403	124,886	852	(343)
Net increase from payment by affiliate(1)	—	—	— (2)	—	—	108
Net change in unrealized appreciation (depreciation)	8,042	12,022	191,211	386,323	4,857	7,483
Increase (decrease) in net assets resulting from operations	8,213	5,503	328,888	613,867	5,970	7,740
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(579)	(603)	(77,168)	(93,901)	(261)	(913)
Class C	(11)	(14)	(38,059)	(52,772)	—	(37)
Class P	(217)	(158)	(41,568)	(50,458)	(42)	(47)
Institutional Class	(2,594)	(2,098)	(42,308)	(55,127)	(197)	(611)
Class R6	(1,299)	(977)	—	—	—	—
Return of Capital:
Class A	—	—	—	(64,672)	—	—
Class C	—	—	—	(33,734)	—	—
Class P	—	—	—	(35,576)	—	—
Institutional Class	—	—	—	(39,718)	—	—
Total dividends and distributions to shareholders	(4,700)	(3,850)	(199,103)	(425,958)	(500)	(1,608)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(447)	(1,145)	(29,730)	(79,920)	(2,644)	(2,817)
Class C	(194)	(36)	(82,645)	(167,901)	(150)	(976)
Class P	710	(1,295)	(38,182)	(146,112)	1,428	(497)
Institutional Class	4,256	(3,260)	(35,080)	(166,021)	491	(6,314)
Class R6	3,355	2,346	—	—	—	—
Increase (decrease) in net assets from capital transactions	7,680	(3,390)	(185,637)	(559,954)	(875)	(10,604)
Net increase (decrease) in net assets	11,193	(1,737)	(55,852)	(372,045)	4,595	(4,472)
Net Assets
Beginning of period	127,959	129,696	5,100,980	5,473,025	56,734	61,206
End of Period	$ 139,152	$ 127,959	$ 5,045,128	$ 5,100,980	$ 61,329	$ 56,734

(1)	See Note 4G in Notes to Financial Statements.
(2)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Health Sciences Fund		NFJ Dividend Value Fund		NFJ International Value Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (232)	$ (631)	$ 17,301	$ 12,361	$ 304	$ 1,956
Net realized gain (loss)	(1,875)	653	26,468	46,514	(4,202)	(5,718)
Net increase from payment by affiliate	—	28	—	—	—	—
Net change in unrealized appreciation (depreciation)	3,214	3,614	25,875	(8,351)	3,646	12,964
Increase (decrease) in net assets resulting from operations	1,107	3,664	69,644	50,524	(252)	9,202
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(12,697)	(40,582)	(55,380)	(654)	(900)
Class C	—	(448)	(836)	(1,450)	(10)	(17)
Class P	—	(117)	(15,422)	(22,898)	(215)	(313)
Institutional Class	—	(1,278)	(8,724)	(13,896)	(304)	(601)
Class R6	—	—	(7,114)	(12,691)	(45)	(63)
Administrative Class	—	—	(4,022)	(5,187)	(22)	(27)
Total dividends and distributions to shareholders	—	(14,540)	(76,700)	(111,502)	(1,250)	(1,921)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(8,717)	(1,137)	11,655	(1,515)	(3,253)	(5,551)
Class C	(548)	(254)	(415)	(3,619)	(228)	(672)
Class P	(243)	(875)	(739)	(10,554)	(1,017)	(3,436)
Institutional Class	(2,665)	(11,812)	(2,516)	(8,732)	(14,866)	(11,758)
Class R6	—	—	(7,943)	2,923	39	(1,012)
Administrative Class	—	—	3,121	2,127	84	(198)
Increase (decrease) in net assets from capital transactions	(12,173)	(14,078)	3,163	(19,370)	(19,241)	(22,627)
Net increase (decrease) in net assets	(11,066)	(24,954)	(3,893)	(80,348)	(20,743)	(15,346)
Net Assets
Beginning of period	153,320	178,274	648,809	729,157	97,124	112,470
End of Period	$ 142,254	$ 153,320	$ 644,916	$ 648,809	$ 76,381	$ 97,124
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	NFJ Large-Cap Value Fund		NFJ Mid-Cap Value Fund		NFJ Small-Cap Value Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 2,383	$ 3,741	$ 8,486	$ 13,109	$ 3,037	$ 4,675
Net realized gain (loss)	5,366	10,131	19,626	88,968	14,868	33,624
Net change in unrealized appreciation (depreciation)	15,584	7,065	24,007	6,331	22,612	(992)
Increase (decrease) in net assets resulting from operations	23,333	20,937	52,119	108,408	40,517	37,307
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(9,447)	(25,815)	(32,267)	(108,865)	(24,120)	(36,541)
Class C	(105)	(385)	(1,572)	(7,318)	(116)	(234)
Class P	(863)	(2,613)	(6,967)	(26,361)	(1,663)	(1,799)
Institutional Class	(7,515)	(13,823)	(15,864)	(70,315)	(4,527)	(7,210)
Class R6	(142)	(14)	(4,955)	(18,071)	(4,205)	(6,852)
Administrative Class	(28)	(75)	(1,875)	(7,470)	(2,669)	(3,845)
Total dividends and distributions to shareholders	(18,100)	(42,725)	(63,500)	(238,400)	(37,300)	(56,481)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	584	6,301	(3,799)	39,926	4,976	2,427
Class C	(174)	(517)	(1,970)	(3,725)	(52)	(151)
Class P	(782)	663	(13,805)	(725)	(5,750)	10,944
Institutional Class	7,504	3,787	(31,354)	(63,039)	395	(4,955)
Class R6	45	2,034	(1,010)	(579)	2,515	(14,450)
Administrative Class	10	22	(4,939)	3,552	(4,519)	(5,656)
Increase (decrease) in net assets from capital transactions	7,187	12,290	(56,877)	(24,590)	(2,435)	(11,841)
Net increase (decrease) in net assets	12,420	(9,498)	(68,258)	(154,582)	782	(31,015)
Net Assets
Beginning of period	281,456	290,954	972,534	1,127,116	372,461	403,476
End of Period	$ 293,876	$ 281,456	$ 904,276	$ 972,534	$ 373,243	$ 372,461
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Silvant Focused Growth Fund		Silvant Mid-Cap Growth Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (1,438)	$ (2,440)	$ (418)	$ (856)
Net realized gain (loss)	8,814	71,120	3,659	(6,050)
Net increase from payment by affiliate	—	69	—	—
Net change in unrealized appreciation (depreciation)	99,675	181,075	15,742	66,756
Increase (decrease) in net assets resulting from operations	107,051	249,824	18,983	59,850
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(15,828)	(28,856)	—	—
Class C	(1,216)	(2,554)	—	—
Class P	(2,860)	(3,163)	—	—
Institutional Class	(4,505)	(7,589)	—	—
Class R6	(4,987)	(9,912)	—	—
Administrative Class	(254)	(426)	—	—
Total dividends and distributions to shareholders	(29,650)	(52,500)	—	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(11,467)	(38,279)	(15,586)	(28,356)
Class C	(1,889)	(4,990)	(849)	(2,274)
Class P	23,550	(7,098)	5,016	(1,047)
Institutional Class	3,649	(2,897)	(1,048)	(7,781)
Class R6	7,699	(37,061)	—	—
Administrative Class	32	411	(2)	(782)
Increase (decrease) in net assets from capital transactions	21,574	(89,914)	(12,469)	(40,240)
Net increase (decrease) in net assets	98,975	107,410	6,514	19,610
Net Assets
Beginning of period	1,018,085	910,675	305,471	285,861
End of Period	$ 1,117,060	$ 1,018,085	$ 311,985	$ 305,471
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Small-Cap Fund		Zevenbergen Technology Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 188	$ 445	$ (6,286)	$ (10,709)
Net realized gain (loss)	517	1,423	11,728	(53,580)
Net increase from payment by affiliate	—	15	—	110
Net change in unrealized appreciation (depreciation)	3,230	13,616	134,665	387,633
Increase (decrease) in net assets resulting from operations	3,935	15,499	140,107	323,454
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,366)	(3,120)	—	(82,847)
Class C	(63)	(156)	—	(10,677)
Class P	(128)	(380)	—	(5,489)
Institutional Class	(375)	(1,170)	—	(84,604)
Class R6	(148)	(241)	—	—
Administrative Class	—	—	—	(953)
Total dividends and distributions to shareholders	(2,080)	(5,067)	—	(184,570)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,911)	(7,723)	(34,775)	14,750
Class C	(306)	(278)	(2,338)	2,714
Class P	(1,317)	(7,029)	(4,813)	(4,837)
Institutional Class	(4,137)	(29,008)	(21,647)	(190,054)
Class R6	339	(2,703)	—	—
Administrative Class	—	—	(492)	770
Increase (decrease) in net assets from capital transactions	(7,332)	(46,741)	(64,065)	(176,657)
Net increase (decrease) in net assets	(5,477)	(36,309)	76,042	(37,773)
Net Assets
Beginning of period	98,928	135,237	1,292,238	1,330,011
End of Period	$ 93,451	$ 98,928	$ 1,368,280	$ 1,292,238
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Emerging Markets Opportunities Fund
Class A
7/1/23 to 12/31/23(6)	$ 27.62	0.34	1.34	1.68	(0.88)	—	—	(0.88)	—	0.80	$ 28.42	6.15%	$ 19,441	1.29%	1.52%	2.48%	38%
7/1/22 to 6/30/23	27.39	0.79	0.27	1.06	(0.83)	—	—	(0.83)	—	0.23	27.62	4.18	19,339	1.31 (7)	1.54	3.01	109
7/1/21 to 6/30/22	37.61	0.75	(10.52)	(9.77)	(0.45)	—	—	(0.45)	—	(10.22)	27.39	(26.17)	20,341	1.29	1.45	2.28	112
7/1/20 to 6/30/21	25.88	0.33	11.71	12.04	(0.31)	—	—	(0.31)	—	11.73	37.61	46.70	33,740	1.28 (8)	1.57	0.98	80
7/1/19 to 6/30/20	27.06	0.46	(1.08)	(0.62)	(0.56)	—	—	(0.56)	—	(1.18)	25.88	(2.45)	32,514	1.28	1.63	1.75	83
7/1/18 to 6/30/19	28.53	0.56	(1.55)	(0.99)	(0.48)	—	—	(0.48)	—	(1.47)	27.06	(3.29)	48,388	1.26	1.61	2.08	101
Class C
7/1/23 to 12/31/23(6)	$ 27.72	0.25	1.33	1.58	(0.57)	—	—	(0.57)	—	1.01	$ 28.73	5.75%	$ 558	2.04%	2.29%	1.82%	38%
7/1/22 to 6/30/23	27.42	0.60	0.27	0.87	(0.57)	—	—	(0.57)	—	0.30	27.72	3.37	735	2.06 (7)	2.33	2.27	109
7/1/21 to 6/30/22	37.41	0.53	(10.52)	(9.99)	—	—	—	—	—	(9.99)	27.42	(26.70)	770	2.04	2.21	1.61	112
7/1/20 to 6/30/21	25.69	0.07	11.65	11.72	— (9)	—	—	—	—	11.72	37.41	45.62	1,713	2.03 (8)	2.30	0.22	80
7/1/19 to 6/30/20	26.81	0.28	(1.10)	(0.82)	(0.30)	—	—	(0.30)	—	(1.12)	25.69	(3.16)	2,022	2.03	2.38	1.08	83
7/1/18 to 6/30/19	28.05	0.31	(1.45)	(1.14)	(0.10)	—	—	(0.10)	—	(1.24)	26.81	(4.05)	3,675	2.01	2.36	1.15	101
Class P
7/1/23 to 12/31/23(6)	$ 26.90	0.35	1.32	1.67	(0.99)	—	—	(0.99)	—	0.68	$ 27.58	6.26%	$ 6,128	1.04%	1.21%	2.63%	38%
7/1/22 to 6/30/23	26.65	0.86	0.23	1.09	(0.84)	—	—	(0.84)	—	0.25	26.90	4.41	5,292	1.06 (7)	1.25	3.37	109
7/1/21 to 6/30/22	36.71	0.79	(10.24)	(9.45)	(0.61)	—	—	(0.61)	—	(10.06)	26.65	(26.00)	6,578	1.04	1.18	2.48	112
7/1/20 to 6/30/21	25.30	0.33	11.53	11.86	(0.45)	—	—	(0.45)	—	11.41	36.71	47.12	7,945	1.02 (8)	1.32	1.05	80
7/1/19 to 6/30/20	26.46	0.53	(1.06)	(0.53)	(0.63)	—	—	(0.63)	—	(1.16)	25.30	(2.19)	12,814	1.03	1.38	2.07	83
7/1/18 to 6/30/19	28.02	0.55	(1.47)	(0.92)	(0.64)	—	—	(0.64)	—	(1.56)	26.46	(3.05)	20,454	1.01	1.36	2.08	101
Institutional Class
7/1/23 to 12/31/23(6)	$ 27.70	0.38	1.35	1.73	(0.99)	—	—	(0.99)	—	0.74	$ 28.44	6.34%	$ 76,435	0.94%	1.23%	2.78%	38%
7/1/22 to 6/30/23	27.33	0.88	0.28	1.16	(0.79)	—	—	(0.79)	—	0.37	27.70	4.52	70,273	0.96 (7)	1.28	3.36	109
7/1/21 to 6/30/22	37.62	0.78	(10.43)	(9.65)	(0.64)	—	—	(0.64)	—	(10.29)	27.33	(25.92)	72,307	0.94	1.19	2.37	112
7/1/20 to 6/30/21	25.91	0.48	11.70	12.18	(0.47)	—	—	(0.47)	—	11.71	37.62	47.27	206,383	0.93 (8)	1.26	1.43	80
7/1/19 to 6/30/20	27.10	0.54	(1.06)	(0.52)	(0.67)	—	—	(0.67)	—	(1.19)	25.91	(2.11)	186,595	0.93	1.28	2.05	83
7/1/18 to 6/30/19	28.72	0.54	(1.47)	(0.93)	(0.69)	—	—	(0.69)	—	(1.62)	27.10	(2.97)	282,196	0.91	1.26	2.03	101
Class R6
7/1/23 to 12/31/23(6)	$ 27.34	0.38	1.33	1.71	(1.03)	—	—	(1.03)	—	0.68	$ 28.02	6.39%	$ 36,590	0.89%	1.13%	2.80%	38%
7/1/22 to 6/30/23	27.15	0.90	0.25	1.15	(0.96)	—	—	(0.96)	—	0.19	27.34	4.58	32,320	0.91 (7)	1.16	3.44	109
7/1/21 to 6/30/22	37.40	0.86	(10.43)	(9.57)	(0.68)	—	—	(0.68)	—	(10.25)	27.15	(25.89)	29,700	0.89	1.08	2.64	112
7/1/20 to 6/30/21	25.78	0.49	11.64	12.13	(0.51)	—	—	(0.51)	—	11.62	37.40	47.34	30,722	0.88 (8)	1.18	1.47	80
7/1/19 to 6/30/20	26.96	0.54	(1.03)	(0.49)	(0.69)	—	—	(0.69)	—	(1.18)	25.78	(2.04)	19,582	0.88	1.23	2.10	83
7/1/18 to 6/30/19	28.57	0.57	(1.48)	(0.91)	(0.70)	—	—	(0.70)	—	(1.61)	26.96	(2.93)	23,647	0.86	1.21	2.13	101
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Income & Growth Fund
Class A
7/1/23 to 12/31/23(6)	$ 10.59	0.12	0.59	0.71	(0.12)	—	(0.30)	(0.42)	— (9)	0.29	$ 10.88	6.96% (10)	$1,978,399	1.14% (11)	1.14%	2.30%	28%
7/1/22 to 6/30/23	10.20	0.21	1.02	1.23	(0.24)	(0.34)	(0.26)	(0.84)	—	0.39	10.59	12.65	1,955,600	1.14 (11)	1.14	2.00	42
7/1/21 to 6/30/22	13.26	0.16	(2.38)	(2.22)	(0.19)	—	(0.65)	(0.84)	—	(3.06)	10.20	(17.65)	1,963,340	1.14 (11)	1.14	1.28	70
7/1/20 to 6/30/21	10.89	0.14	3.07	3.21	(0.19)	—	(0.65)	(0.84)	—	2.37	13.26	30.29	2,403,182	1.19 (8)(11)	1.22	1.11	83
7/1/19 to 6/30/20	11.01	0.18	0.54	0.72	(0.21)	—	(0.63)	(0.84)	—	(0.12)	10.89	6.98	1,631,126	1.28	1.29	1.65	93
7/1/18 to 6/30/19	11.34	0.20	0.38	0.58	(0.25)	—	(0.66)	(0.91)	—	(0.33)	11.01 (12)	5.45 (12)	1,458,642	1.28	1.29	1.84	66
Class C
7/1/23 to 12/31/23(6)	$ 9.34	0.07	0.52	0.59	(0.09)	—	(0.30)	(0.39)	— (9)	0.20	$ 9.54	6.59% (10)	$ 888,696	1.89% (11)	1.89%	1.54%	28%
7/1/22 to 6/30/23	9.10	0.11	0.92	1.03	(0.19)	(0.30)	(0.30)	(0.79)	—	0.24	9.34	11.83	954,260	1.89 (11)	1.89	1.25	42
7/1/21 to 6/30/22	11.94	0.06	(2.14)	(2.08)	(0.11)	—	(0.65)	(0.76)	—	(2.84)	9.10	(18.31)	1,096,937	1.90 (11)	1.90	0.51	70
7/1/20 to 6/30/21	9.89	0.04	2.78	2.82	(0.12)	—	(0.65)	(0.77)	—	2.05	11.94	29.31	1,467,948	1.95 (8)(11)	1.98	0.36	83
7/1/19 to 6/30/20	10.07	0.09	0.50	0.59	(0.14)	—	(0.63)	(0.77)	—	(0.18)	9.89	6.31	1,215,780	2.03	2.04	0.90	93
7/1/18 to 6/30/19	10.46	0.11	0.34	0.45	(0.18)	—	(0.66)	(0.84)	—	(0.39)	10.07 (12)	4.60 (12)	1,234,667	2.03	2.04	1.09	66
Class P
7/1/23 to 12/31/23(6)	$ 10.98	0.14	0.61	0.75	(0.13)	—	(0.30)	(0.43)	— (9)	0.32	$ 11.30	7.10% (10)	$1,064,702	0.90% (11)	0.90%	2.54%	28%
7/1/22 to 6/30/23	10.54	0.24	1.06	1.30	(0.26)	(0.35)	(0.25)	(0.86)	—	0.44	10.98	12.94	1,072,972	0.90 (11)	0.90	2.24	42
7/1/21 to 6/30/22	13.67	0.19	(2.46)	(2.27)	(0.21)	—	(0.65)	(0.86)	—	(3.13)	10.54	(17.47)	1,176,186	0.91 (11)	0.91	1.49	70
7/1/20 to 6/30/21	11.20	0.17	3.17	3.34	(0.22)	—	(0.65)	(0.87)	—	2.47	13.67	30.61	1,822,852	0.95 (8)(11)	0.98	1.35	83
7/1/19 to 6/30/20	11.29	0.21	0.57	0.78	(0.24)	—	(0.63)	(0.87)	—	(0.09)	11.20	7.32	1,253,364	1.03	1.04	1.90	93
7/1/18 to 6/30/19	11.61	0.23	0.38	0.61	(0.27)	—	(0.66)	(0.93)	—	(0.32)	11.29 (12)	5.64 (12)	1,122,083	1.03	1.04	2.09	66
Institutional Class
7/1/23 to 12/31/23(6)	$ 11.13	0.14	0.62	0.76	(0.13)	—	(0.30)	(0.43)	— (9)	0.33	$ 11.46	7.08% (10)	$1,113,331	0.91% (11)	0.91%	2.53%	28%
7/1/22 to 6/30/23	10.67	0.24	1.08	1.32	(0.26)	(0.36)	(0.24)	(0.86)	—	0.46	11.13	12.96	1,118,148	0.90 (11)	0.90	2.24	42
7/1/21 to 6/30/22	13.83	0.20	(2.50)	(2.30)	(0.21)	—	(0.65)	(0.86)	—	(3.16)	10.67	(17.48)	1,236,562	0.92 (11)	0.92	1.51	70
7/1/20 to 6/30/21	11.32	0.18	3.20	3.38	(0.22)	—	(0.65)	(0.87)	—	2.51	13.83	30.71	1,315,140	0.90 (8)	0.93	1.40	83
7/1/19 to 6/30/20	11.41	0.22	0.57	0.79	(0.25)	—	(0.63)	(0.88)	—	(0.09)	11.32	7.35	798,280	0.93	0.94	2.00	93
7/1/18 to 6/30/19	11.72	0.25	0.38	0.63	(0.28)	—	(0.66)	(0.94)	—	(0.31)	11.41 (12)	5.78 (12)	702,741	0.93	0.94	2.19	66

KAR Global Small-Cap Fund
Class A
7/1/23 to 12/31/23(6)	$ 31.42	0.13	3.24	3.37	(0.27)	—	—	(0.27)	—	3.10	$ 34.52	10.76%	$ 33,091	1.63% (13)	1.62%	0.78%	7%
7/1/22 to 6/30/23	28.33	0.21	3.70	3.91	—	—	(0.87)	(0.87)	0.05	3.09	31.42	14.31 (14)	32,690	1.63	1.66	0.73	129
7/1/21 to 6/30/22	52.31	(0.02)	(10.43)	(10.45)	—	—	(13.53)	(13.53)	—	(23.98)	28.33	(26.07)	32,248	1.56 (11)(13)	1.55	(0.04)	90
7/1/20 to 6/30/21	35.72	(0.25)	19.01	18.76	—	—	(2.17)	(2.17)	—	16.59	52.31	53.24	51,169	1.60 (11)	1.60	(0.54)	106
7/1/19 to 6/30/20	39.37	(0.23)	(0.47)	(0.70)	—	—	(2.95)	(2.95)	—	(3.65)	35.72	(2.20)	36,141	1.63	1.63	(0.63)	93
7/1/18 to 6/30/19	51.40	(0.14)	(3.88)	(4.02)	—	—	(8.01)	(8.01)	—	(12.03)	39.37	(4.64)	46,947	1.62	1.62	(0.34)	85
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
KAR Global Small-Cap Fund (Continued)
Class C
7/1/23 to 12/31/23(6)	$ 22.52	— (9)	2.32	2.32	—	—	—	—	—	2.32	$ 24.84	10.30%	$ 421	2.38%	2.46%	0.01%	7%
7/1/22 to 6/30/23	20.69	(0.02)	2.68	2.66	—	—	(0.87)	(0.87)	0.04	1.83	22.52	13.49 (14)	529	2.38	2.43	(0.08)	129
7/1/21 to 6/30/22	42.24	(0.29)	(7.73)	(8.02)	—	—	(13.53)	(13.53)	—	(21.55)	20.69	(26.64)	1,438	2.32 (11)	2.32	(0.90)	90
7/1/20 to 6/30/21	29.36	(0.50)	15.55	15.05	—	—	(2.17)	(2.17)	—	12.88	42.24	52.11	3,374	2.35 (11)	2.35	(1.34)	106
7/1/19 to 6/30/20	33.10	(0.42)	(0.37)	(0.79)	—	—	(2.95)	(2.95)	—	(3.74)	29.36	(2.92)	4,120	2.38	2.38	(1.39)	93
7/1/18 to 6/30/19	45.13	(0.45)	(3.57)	(4.02)	—	—	(8.01)	(8.01)	—	(12.03)	33.10	(5.37)	7,354	2.37	2.37	(1.18)	85
Class P
7/1/23 to 12/31/23(6)	$ 35.85	0.19	3.70	3.89	(0.56)	—	—	(0.56)	—	3.33	$ 39.18	10.90%	$ 3,425	1.37% (13)	1.35%	1.02%	7%
7/1/22 to 6/30/23	32.13	0.32	4.21	4.53	—	—	(0.87)	(0.87)	0.06	3.72	35.85	14.58 (14)	1,764	1.38	1.39	0.97	129
7/1/21 to 6/30/22	57.32	0.09	(11.75)	(11.66)	—	—	(13.53)	(13.53)	—	(25.19)	32.13	(25.87)	2,067	1.30 (11)	1.30	0.20	90
7/1/20 to 6/30/21	38.89	(0.19)	20.79	20.60	—	—	(2.17)	(2.17)	—	18.43	57.32	53.64	3,609	1.35 (11)	1.35	(0.38)	106
7/1/19 to 6/30/20	42.51	(0.18)	(0.49)	(0.67)	—	—	(2.95)	(2.95)	—	(3.62)	38.89	(1.96)	4,444	1.37	1.37	(0.44)	93
7/1/18 to 6/30/19	54.57	(0.06)	(3.99)	(4.05)	—	—	(8.01)	(8.01)	—	(12.06)	42.51	(4.40)	11,675	1.37	1.37	(0.13)	85
Institutional Class
7/1/23 to 12/31/23(6)	$ 36.59	0.21	3.79	4.00	(0.34)	—	—	(0.34)	—	3.66	$ 40.25	10.95%	$ 24,392	1.28%	1.35%	1.14%	7%
7/1/22 to 6/30/23	32.74	0.35	4.31	4.66	—	—	(0.87)	(0.87)	0.06	3.85	36.59	14.71 (14)	21,751	1.28	1.40	1.04	129
7/1/21 to 6/30/22	58.13	0.11	(11.97)	(11.86)	—	—	(13.53)	(13.53)	—	(25.39)	32.74	(25.86)	25,453	1.28	1.29	0.23	90
7/1/20 to 6/30/21	39.39	(0.10)	21.01	20.91	—	—	(2.17)	(2.17)	—	18.74	58.13	53.75	40,486	1.27 (8)	1.30	(0.20)	106
7/1/19 to 6/30/20	42.97	(0.13)	(0.50)	(0.63)	—	—	(2.95)	(2.95)	—	(3.58)	39.39	(1.84)	29,849	1.27	1.27	(0.32)	93
7/1/18 to 6/30/19	55.01	0.01	(4.04)	(4.03)	—	—	(8.01)	(8.01)	—	(12.04)	42.97	(4.32)	67,916	1.27	1.27	0.01	85

KAR Health Sciences Fund
Class A
7/1/23 to 12/31/23(6)	$ 28.03	(0.05)	0.35	0.30	—	—	—	—	—	0.30	$ 28.33	1.07%	$ 131,095	1.40% (11)	1.40%	(0.33) %	4%
7/1/22 to 6/30/23	29.94	(0.11)	0.83	0.72	—	—	(2.63)	(2.63)	— (9)	(1.91)	28.03	2.45 (10)	138,726	1.39 (11)	1.39	(0.40)	75
7/1/21 to 6/30/22	38.11	(0.03)	(0.65)	(0.68)	—	—	(7.49)	(7.49)	—	(8.17)	29.94	(3.75)	149,236	1.37 (11)	1.37	(0.08)	114
7/1/20 to 6/30/21	34.21	(0.01)	8.76	8.75	(0.03)	—	(4.82)	(4.85)	—	3.90	38.11	27.66	169,577	1.43 (11)	1.43	(0.04)	102
7/1/19 to 6/30/20	32.27	0.05	4.22	4.27	(0.01)	—	(2.32)	(2.33)	—	1.94	34.21	13.37	148,223	1.47	1.47	0.15	91
7/1/18 to 6/30/19	33.27	0.02	3.57	3.59	(0.31)	—	(4.28)	(4.59)	—	(1.00)	32.27	13.14	147,068	1.47	1.47	0.06	102
Class C
7/1/23 to 12/31/23(6)	$ 16.51	(0.09)	0.20	0.11	—	—	—	—	—	0.11	$ 16.62	0.67%	$ 2,261	2.16% (11)	2.16%	(1.08) %	4%
7/1/22 to 6/30/23	18.83	(0.20)	0.51	0.31	—	—	(2.63)	(2.63)	— (9)	(2.32)	16.51	1.66 (10)	2,820	2.14 (11)	2.14	(1.15)	75
7/1/21 to 6/30/22	26.74	(0.19)	(0.23)	(0.42)	—	—	(7.49)	(7.49)	—	(7.91)	18.83	(4.47)	3,469	2.13 (11)	2.13	(0.82)	114
7/1/20 to 6/30/21	25.44	(0.21)	6.33	6.12	— (9)	—	(4.82)	(4.82)	—	1.30	26.74	26.73	3,758	2.18 (11)	2.18	(0.80)	102
7/1/19 to 6/30/20	24.71	(0.15)	3.20	3.05	—	—	(2.32)	(2.32)	—	0.73	25.44	12.52	4,221	2.22	2.22	(0.60)	91
7/1/18 to 6/30/19	26.43	(0.19)	2.75	2.56	—	—	(4.28)	(4.28)	—	(1.72)	24.71	12.34	4,131	2.22	2.22	(0.75)	102
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
KAR Health Sciences Fund (Continued)
Class P
7/1/23 to 12/31/23(6)	$ 28.93	— (9)	0.35	0.35	—	—	—	—	—	0.35	$ 29.28	1.24%	$ 949	1.05% (11)	1.05%	0.02%	4%
7/1/22 to 6/30/23	30.71	(0.01)	0.86	0.85	—	—	(2.63)	(2.63)	— (9)	(1.78)	28.93	2.83 (10)	1,179	1.03 (11)	1.03	(0.05)	75
7/1/21 to 6/30/22	38.79	0.13	(0.72)	(0.59)	—	—	(7.49)	(7.49)	—	(8.08)	30.71	(3.42)	2,125	1.04 (11)	1.04	0.39	114
7/13/20 (15) to 6/30/21	35.14	0.09	8.62	8.71	(0.24)	—	(4.82)	(5.06)	—	3.65	38.79	26.91	880	1.13 (11)	1.13	0.25	102 (16)
Institutional Class
7/1/23 to 12/31/23(6)	$ 28.95	(0.01)	0.35	0.34	—	—	—	—	—	0.34	$ 29.29	1.17%	$ 7,949	1.12%	1.14%	(0.04) %	4%
7/1/22 to 6/30/23	30.75	(0.04)	0.87	0.83	—	—	(2.63)	(2.63)	— (9)	(1.80)	28.95	2.75 (10)	10,595	1.12	1.14	(0.14)	75
7/1/21 to 6/30/22	38.87	0.04	(0.67)	(0.63)	—	—	(7.49)	(7.49)	—	(8.12)	30.75	(3.53)	23,444	1.12	1.14	0.11	114
7/1/20 to 6/30/21	34.85	0.10	8.94	9.04	(0.20)	—	(4.82)	(5.02)	—	4.02	38.87	28.07	21,122	1.12	1.14	0.28	102
7/1/19 to 6/30/20	32.76	0.15	4.30	4.45	(0.04)	—	(2.32)	(2.36)	—	2.09	34.85	13.76	11,182	1.12	1.12	0.45	91
7/1/18 to 6/30/19	33.69	0.13	3.63	3.76	(0.41)	—	(4.28)	(4.69)	—	(0.93)	32.76	13.54	4,290	1.12	1.12	0.39	102

NFJ Dividend Value Fund
Class A
7/1/23 to 12/31/23(6)	$ 10.34	0.28	0.90	1.18	(0.29)	—	(1.05)	(1.34)	—	(0.16)	$ 10.18	11.59%	$ 340,844	1.02% (11)	1.02%	5.39%	43%
7/1/22 to 6/30/23	11.44	0.18	0.56	0.74	(0.19)	—	(1.65)	(1.84)	—	(1.10)	10.34	7.62	333,660	1.04 (11)	1.04	1.64	72
7/1/21 to 6/30/22	12.73	0.18	(0.61)	(0.43)	(0.18)	—	(0.68)	(0.86)	—	(1.29)	11.44	(4.16)	365,634	1.01 (11)	1.01	1.40	65
7/1/20 to 6/30/21	9.67	0.15	3.07	3.22	(0.16)	—	— (9)	(0.16)	—	3.06	12.73	33.47	422,719	1.02 (8)(11)	1.06	1.36	67
7/1/19 to 6/30/20	12.11	0.19	(1.01)	(0.82)	(0.20)	—	(1.42)	(1.62)	—	(2.44)	9.67	(8.54)	329,828	1.04	1.12	1.74	139
7/1/18 to 6/30/19	14.76	0.26	(0.05)	0.21	(0.26)	—	(2.60)	(2.86)	—	(2.65)	12.11	4.39	453,255	1.01	1.11	1.97	52
Class C
7/1/23 to 12/31/23(6)	$ 10.68	0.25	0.93	1.18	(0.25)	—	(1.05)	(1.30)	—	(0.12)	$ 10.56	11.17%	$ 7,560	1.73% (11)	1.73%	4.58%	43%
7/1/22 to 6/30/23	11.74	0.10	0.59	0.69	(0.10)	—	(1.65)	(1.75)	—	(1.06)	10.68	6.86	8,040	1.75 (11)	1.75	0.94	72
7/1/21 to 6/30/22	13.04	0.09	(0.64)	(0.55)	(0.07)	—	(0.68)	(0.75)	—	(1.30)	11.74	(4.91)	12,496	1.72 (11)	1.72	0.68	65
7/1/20 to 6/30/21	9.88	0.07	3.14	3.21	(0.05)	—	— (9)	(0.05)	—	3.16	13.04	32.53	18,956	1.77 (8)(11)	1.82	0.59	67
7/1/19 to 6/30/20	12.32	0.11	(1.02)	(0.91)	(0.11)	—	(1.42)	(1.53)	—	(2.44)	9.88	(9.17)	38,900	1.79	1.87	0.98	139
7/1/18 to 6/30/19	14.92	0.17	(0.05)	0.12	(0.12)	—	(2.60)	(2.72)	—	(2.60)	12.32	3.56	75,395	1.76	1.86	1.23	52
Class P
7/1/23 to 12/31/23(6)	$ 10.48	0.30	0.92	1.22	(0.31)	—	(1.05)	(1.36)	—	(0.14)	$ 10.34	11.78%	$ 127,897	0.73% (11)	0.73%	5.71%	43%
7/1/22 to 6/30/23	11.57	0.21	0.57	0.78	(0.22)	—	(1.65)	(1.87)	—	(1.09)	10.48	7.95	129,853	0.74 (11)	0.74	1.94	72
7/1/21 to 6/30/22	12.87	0.22	(0.63)	(0.41)	(0.21)	—	(0.68)	(0.89)	—	(1.30)	11.57	(3.93)	153,578	0.72 (11)	0.72	1.68	65
7/1/20 to 6/30/21	9.77	0.18	3.10	3.28	(0.18)	—	— (9)	(0.18)	—	3.10	12.87	33.79	210,888	0.76 (8)(11)	0.81	1.60	67
7/1/19 to 6/30/20	12.21	0.23	(1.02)	(0.79)	(0.23)	—	(1.42)	(1.65)	—	(2.44)	9.77	(8.23)	221,250	0.79	0.87	1.98	139
7/1/18 to 6/30/19	14.87	0.30	(0.05)	0.25	(0.31)	—	(2.60)	(2.91)	—	(2.66)	12.21	4.62	378,642	0.76	0.86	2.22	52
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
NFJ Dividend Value Fund (Continued)
Institutional Class
7/1/23 to 12/31/23(6)	$ 10.46	0.30	0.92	1.22	(0.31)	—	(1.05)	(1.36)	—	(0.14)	$ 10.32	11.83%	$ 72,485	0.70%	0.73%	5.67%	43%
7/1/22 to 6/30/23	11.55	0.22	0.56	0.78	(0.22)	—	(1.65)	(1.87)	—	(1.09)	10.46	8.01	75,806	0.70	0.74	1.98	72
7/1/21 to 6/30/22	12.85	0.22	(0.63)	(0.41)	(0.21)	—	(0.68)	(0.89)	—	(1.30)	11.55	(3.95)	91,990	0.70	0.75	1.71	65
7/1/20 to 6/30/21	9.75	0.19	3.10	3.29	(0.19)	—	— (9)	(0.19)	—	3.10	12.85	33.95	122,996	0.70	0.75	1.67	67
7/1/19 to 6/30/20	12.20	0.24	(1.03)	(0.79)	(0.24)	—	(1.42)	(1.66)	—	(2.45)	9.75	(8.24)	117,755	0.69	0.77	2.07	139
7/1/18 to 6/30/19	14.87	0.31	(0.05)	0.26	(0.33)	—	(2.60)	(2.93)	—	(2.67)	12.20	4.75	263,357	0.66	0.76	2.32	52
Class R6
7/1/23 to 12/31/23(6)	$ 10.39	0.30	0.91	1.21	(0.31)	—	(1.05)	(1.36)	—	(0.15)	$ 10.24	11.80%	$ 60,291	0.65%	0.65%	5.63%	43%
7/1/22 to 6/30/23	11.49	0.22	0.56	0.78	(0.23)	—	(1.65)	(1.88)	—	(1.10)	10.39	8.05	68,554	0.65	0.67	2.04	72
7/1/21 to 6/30/22	12.79	0.23	(0.63)	(0.40)	(0.22)	—	(0.68)	(0.90)	—	(1.30)	11.49	(3.85)	72,399	0.63 (11)	0.63	1.78	65
7/1/20 to 6/30/21	9.71	0.19	3.08	3.27	(0.19)	—	— (9)	(0.19)	—	3.08	12.79	33.98	82,578	0.64 (8)	0.69	1.72	67
7/1/19 to 6/30/20	12.15	0.24	(1.02)	(0.78)	(0.24)	—	(1.42)	(1.66)	—	(2.44)	9.71	(8.12)	60,490	0.64	0.72	2.15	139
7/1/18 to 6/30/19	14.83	0.31	(0.04)	0.27	(0.35)	—	(2.60)	(2.95)	—	(2.68)	12.15	4.82	65,935	0.61	0.71	2.38	52
Administrative Class
7/1/23 to 12/31/23(6)	$ 10.85	0.30	0.94	1.24	(0.29)	—	(1.05)	(1.34)	—	(0.10)	$ 10.75	11.62%	$ 35,839	0.95%	0.96%	5.54%	43%
7/1/22 to 6/30/23	11.80	0.19	0.70 (17)	0.89	(0.19)	—	(1.65)	(1.84)	—	(0.95)	10.85	8.90	32,896	0.95	0.98	1.74	72
7/1/21 to 6/30/22	13.12	0.19	(0.64)	(0.45)	(0.19)	—	(0.68)	(0.87)	—	(1.32)	11.80	(4.20)	33,060	0.95	0.99	1.46	65
7/1/20 to 6/30/21	9.96	0.17	3.15	3.32	(0.16)	—	— (9)	(0.16)	—	3.16	13.12	33.55	33,289	0.94 (8)	0.98	1.44	67
7/1/19 to 6/30/20	12.41	0.21	(1.03)	(0.82)	(0.21)	—	(1.42)	(1.63)	—	(2.45)	9.96	(8.33)	25,794	0.94	1.02	1.84	139
7/1/18 to 6/30/19	15.04	0.28	(0.05)	0.23	(0.26)	—	(2.60)	(2.86)	—	(2.63)	12.41	4.42	47,049	0.91	1.01	2.07	52

NFJ International Value Fund
Class A
7/1/23 to 12/31/23(6)	$ 19.18	0.05	0.16	0.21	(0.28)	—	—	(0.28)	—	(0.07)	$ 19.11	1.13%	$ 44,825	1.31% (18)	1.36%	0.55%	91%
7/1/22 to 6/30/23	17.83	0.33	1.36	1.69	(0.34)	—	—	(0.34)	—	1.35	19.18	9.68	48,363	1.30	1.38	1.83	104
7/1/21 to 6/30/22	22.93	0.40	(5.10)	(4.70)	(0.40)	—	—	(0.40)	—	(5.10)	17.83	(20.78)	50,307	1.30	1.33	1.90	66
7/1/20 to 6/30/21	16.86	0.28	6.15	6.43	(0.36)	—	—	(0.36)	—	6.07	22.93	38.47	73,311	1.30 (8)(11)	1.34	1.38	116
7/1/19 to 6/30/20	18.47	0.36	(1.58)	(1.22)	(0.39)	—	—	(0.39)	—	(1.61)	16.86	(6.66)	55,297	1.30	1.37	2.06	91
7/1/18 to 6/30/19	18.52	0.33	(0.08)	0.25	(0.30)	—	—	(0.30)	—	(0.05)	18.47	1.44	71,931	1.30	1.38	1.84	49
Class C
7/1/23 to 12/31/23(6)	$ 18.76	(0.02)	0.15	0.13	(0.20)	—	—	(0.20)	—	(0.07)	$ 18.69	0.75%	$ 877	2.06% (18)	2.09%	(0.19) %	91%
7/1/22 to 6/30/23	17.47	0.19	1.33	1.52	(0.23)	—	—	(0.23)	—	1.29	18.76	8.86	1,126	2.05	2.10	1.06	104
7/1/21 to 6/30/22	22.51	0.25	(5.00)	(4.75)	(0.29)	—	—	(0.29)	—	(5.04)	17.47	(21.32)	1,724	2.02 (11)	2.02	1.21	66
7/1/20 to 6/30/21	16.57	0.11	6.04	6.15	(0.21)	—	—	(0.21)	—	5.94	22.51	37.40	3,576	2.02 (11)	2.07	0.56	116
7/1/19 to 6/30/20	18.15	0.22	(1.54)	(1.32)	(0.26)	—	—	(0.26)	—	(1.58)	16.57	(7.33)	7,488	2.05	2.12	1.27	91
7/1/18 to 6/30/19	18.20	0.17	(0.04)	0.13	(0.18)	—	—	(0.18)	—	(0.05)	18.15	0.76	13,926	2.05	2.13	0.98	49
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
NFJ International Value Fund (Continued)
Class P
7/1/23 to 12/31/23(6)	$ 19.32	0.07	0.16	0.23	(0.30)	—	—	(0.30)	—	(0.07)	$ 19.25	1.25%	$ 13,754	1.06% (18)	1.05%	0.80%	91%
7/1/22 to 6/30/23	17.96	0.38	1.36	1.74	(0.38)	—	—	(0.38)	—	1.36	19.32	9.92	14,861	1.05	1.07	2.08	104
7/1/21 to 6/30/22	23.09	0.47	(5.13)	(4.66)	(0.47)	—	—	(0.47)	—	(5.13)	17.96	(20.52)	17,205	1.01 (11)	1.01	2.20	66
7/1/20 to 6/30/21	16.96	0.34	6.19	6.53	(0.40)	—	—	(0.40)	—	6.13	23.09	38.86	26,708	1.03 (8)(11)	1.07	1.65	116
7/1/19 to 6/30/20	18.58	0.41	(1.60)	(1.19)	(0.43)	—	—	(0.43)	—	(1.62)	16.96	(6.45)	22,912	1.05	1.12	2.29	91
7/1/18 to 6/30/19	18.61	0.35	(0.04)	0.31	(0.34)	—	—	(0.34)	—	(0.03)	18.58	1.76	38,655	1.05	1.13	1.93	49
Institutional Class
7/1/23 to 12/31/23(6)	$ 19.33	0.10	0.14	0.24	(0.31)	—	—	(0.31)	—	(0.07)	$ 19.26	1.29%	$ 12,596	0.96% (18)	0.99%	1.07%	91%
7/1/22 to 6/30/23	17.96	0.40	1.36	1.76	(0.39)	—	—	(0.39)	—	1.37	19.33	10.06	28,557	0.95	1.02	2.19	104
7/1/21 to 6/30/22	23.11	0.48	(5.14)	(4.66)	(0.49)	—	—	(0.49)	—	(5.15)	17.96	(20.52)	38,243	0.95	0.98	2.25	66
7/1/20 to 6/30/21	16.98	0.36	6.19	6.55	(0.42)	—	—	(0.42)	—	6.13	23.11	38.95	48,096	0.95	1.00	1.76	116
7/1/19 to 6/30/20	18.60	0.43	(1.60)	(1.17)	(0.45)	—	—	(0.45)	—	(1.62)	16.98	(6.33)	37,009	0.95	1.02	2.41	91
7/1/18 to 6/30/19	18.64	0.41	(0.08)	0.33	(0.37)	—	—	(0.37)	—	(0.04)	18.60	1.84	46,473	0.95	1.03	2.24	49
Class R6
7/1/23 to 12/31/23(6)	$ 19.31	0.09	0.16	0.25	(0.32)	—	—	(0.32)	—	(0.07)	$ 19.24	1.34%	$ 2,782	0.91% (18)	0.96%	0.95%	91%
7/1/22 to 6/30/23	17.95	0.40	1.36	1.76	(0.40)	—	—	(0.40)	—	1.36	19.31	10.08	2,756	0.90	0.98	2.21	104
7/1/21 to 6/30/22	23.08	0.51	(5.15)	(4.64)	(0.49)	—	—	(0.49)	—	(5.13)	17.95	(20.42)	3,477	0.90	0.93	2.40	66
7/1/20 to 6/30/21	16.97	0.41	6.13	6.54	(0.43)	—	—	(0.43)	—	6.11	23.08	38.97	2,741	0.90	0.95	1.96	116
7/1/19 to 6/30/20	18.59	0.44	(1.60)	(1.16)	(0.46)	—	—	(0.46)	—	(1.62)	16.97	(6.28)	1,230	0.90	0.97	2.47	91
7/1/18 to 6/30/19	18.63	0.37	(0.04)	0.33	(0.37)	—	—	(0.37)	—	(0.04)	18.59	1.88	1,277	0.90	0.98	2.07	49
Administrative Class
7/1/23 to 12/31/23(6)	$ 19.64	0.06	0.17	0.23	(0.29)	—	—	(0.29)	—	(0.06)	$ 19.58	1.16%	$ 1,547	1.21% (18)	1.40%	0.64%	91%
7/1/22 to 6/30/23	17.94	0.35	1.70 (17)	2.05	(0.35)	—	—	(0.35)	—	1.70	19.64	11.68	1,461	1.20	1.29	1.94	104
7/1/21 to 6/30/22	23.06	0.41	(5.11)	(4.70)	(0.42)	—	—	(0.42)	—	(5.12)	17.94	(20.69)	1,514	1.20	1.50	1.91	66
7/1/20 to 6/30/21	16.92	0.11	6.35	6.46	(0.32)	—	—	(0.32)	—	6.14	23.06	38.57	1,219	1.20	1.28	0.57	116
7/1/19 to 6/30/20	18.54	0.38	(1.59)	(1.21)	(0.41)	—	—	(0.41)	—	(1.62)	16.92	(6.58)	1,147	1.20	1.27	2.17	91
7/1/18 to 6/30/19	18.56	0.29	0.01	0.30	(0.32)	—	—	(0.32)	—	(0.02)	18.54	1.68	1,436	1.20	1.28	1.60	49

NFJ Large-Cap Value Fund
Class A
7/1/23 to 12/31/23(6)	$ 26.18	0.21	1.98	2.19	(0.24)	—	(1.47)	(1.71)	—	0.48	$ 26.66	8.45%	$ 154,749	1.01% (11)	1.01%	1.59%	38%
7/1/22 to 6/30/23	29.16	0.35	1.60	1.95	(0.34)	—	(4.59)	(4.93)	—	(2.98)	26.18	8.27	151,469	1.01 (11)	1.01	1.29	67
7/1/21 to 6/30/22	33.12	0.24	(2.09)	(1.85)	(0.20)	—	(1.91)	(2.11)	—	(3.96)	29.16	(6.36)	159,063	1.00 (11)	1.00	0.71	45
7/1/20 to 6/30/21	24.49	0.23	8.62	8.85	(0.22)	—	—	(0.22)	—	8.63	33.12	36.24	184,745	1.06 (11)	1.06	0.79	69
7/1/19 to 6/30/20	26.90	0.39	(1.88)	(1.49)	(0.41)	—	(0.51)	(0.92)	—	(2.41)	24.49	(5.71)	150,404	1.12	1.12	1.48	114
7/1/18 to 6/30/19	26.14	0.41	0.79	1.20	(0.39)	—	(0.05)	(0.44)	—	0.76	26.90	4.67	178,311	1.12	1.12	1.57	68
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
NFJ Large-Cap Value Fund (Continued)
Class C
7/1/23 to 12/31/23(6)	$ 26.58	0.10	2.01	2.11	(0.13)	—	(1.47)	(1.60)	—	0.51	$ 27.09	7.99%	$ 1,898	1.80% (11)	1.80%	0.78%	38%
7/1/22 to 6/30/23	29.51	0.14	1.62	1.76	(0.10)	—	(4.59)	(4.69)	—	(2.93)	26.58	7.42	2,041	1.79 (11)	1.79	0.50	67
7/1/21 to 6/30/22	33.54	(0.02)	(2.09)	(2.11)	(0.01)	—	(1.91)	(1.92)	—	(4.03)	29.51	(7.05)	2,775	1.76 (11)	1.76	(0.05)	45
7/1/20 to 6/30/21	24.82	0.02	8.73	8.75	(0.03)	—	—	(0.03)	—	8.72	33.54	35.24	4,056	1.81 (11)	1.81	0.06	69
7/1/19 to 6/30/20	27.23	0.19	(1.88)	(1.69)	(0.21)	—	(0.51)	(0.72)	—	(2.41)	24.82	(6.41)	7,854	1.87	1.87	0.73	114
7/1/18 to 6/30/19	26.44	0.19	0.81	1.00	(0.16)	—	(0.05)	(0.21)	—	0.79	27.23	3.82	12,080	1.87	1.87	0.70	68
Class P
7/1/23 to 12/31/23(6)	$ 26.53	0.24	2.01	2.25	(0.27)	—	(1.47)	(1.74)	—	0.51	$ 27.04	8.58%	$ 13,863	0.75% (11)	0.75%	1.83%	38%
7/1/22 to 6/30/23	29.49	0.43	1.60	2.03	(0.40)	—	(4.59)	(4.99)	—	(2.96)	26.53	8.53	14,461	0.75 (11)	0.75	1.55	67
7/1/21 to 6/30/22	33.46	0.32	(2.11)	(1.79)	(0.27)	—	(1.91)	(2.18)	—	(3.97)	29.49	(6.10)	15,206	0.75 (11)	0.75	0.95	45
7/1/20 to 6/30/21	24.73	0.30	8.71	9.01	(0.28)	—	—	(0.28)	—	8.73	33.46	36.60	20,413	0.81 (11)	0.81	1.04	69
7/1/19 to 6/30/20	27.16	0.46	(1.90)	(1.44)	(0.48)	—	(0.51)	(0.99)	—	(2.43)	24.73	(5.49)	15,384	0.87	0.87	1.73	114
7/1/18 to 6/30/19	26.38	0.48	0.81	1.29	(0.46)	—	(0.05)	(0.51)	—	0.78	27.16	4.95	19,097	0.87	0.87	1.80	68
Institutional Class
7/1/23 to 12/31/23(6)	$ 26.01	0.24	1.97	2.21	(0.28)	—	(1.47)	(1.75)	—	0.46	$ 26.47	8.57%	$ 120,652	0.75% (11)	0.75%	1.86%	38%
7/1/22 to 6/30/23	29.01	0.41	1.58	1.99	(0.40)	—	(4.59)	(4.99)	—	(3.00)	26.01	8.50	110,871	0.77	0.77	1.52	67
7/1/21 to 6/30/22	32.96	0.32	(2.07)	(1.75)	(0.29)	—	(1.91)	(2.20)	—	(3.95)	29.01	(6.09)	113,368	0.74	0.74	0.98	45
7/1/20 to 6/30/21	24.37	0.31	8.58	8.89	(0.30)	—	—	(0.30)	—	8.59	32.96	36.66	129,083	0.75 (11)	0.75	1.09	69
7/1/19 to 6/30/20	26.77	0.48	(1.87)	(1.39)	(0.50)	—	(0.51)	(1.01)	—	(2.40)	24.37	(5.36)	92,001	0.77	0.77	1.81	114
7/1/18 to 6/30/19	26.02	0.50	0.79	1.29	(0.49)	—	(0.05)	(0.54)	—	0.75	26.77	5.02	132,572	0.77	0.77	1.91	68
Class R6
7/1/23 to 12/31/23(6)	$ 25.99	0.25	1.97	2.22	(0.29)	—	(1.47)	(1.76)	—	0.46	$ 26.45	8.63%	$ 2,253	0.65%	0.66%	1.95%	38%
7/1/22 to 6/30/23	28.99	0.64	1.41	2.05	(0.46)	—	(4.59)	(5.05)	—	(3.00)	25.99	8.75	2,172	0.57 (11)	0.57	2.42	67
10/29/21 (15) to 6/30/22	35.37	0.25	(4.47)	(4.22)	(0.25)	—	(1.91)	(2.16)	—	(6.38)	28.99	(12.65)	82	0.65	0.78	1.15	45 (16)
Administrative Class
7/1/23 to 12/31/23(6)	$ 26.75	0.22	2.02	2.24	(0.25)	—	(1.47)	(1.72)	—	0.52	$ 27.27	8.43%	$ 461	0.96% (11)	0.96%	1.64%	38%
7/1/22 to 6/30/23	29.67	0.37	1.64	2.01	(0.34)	—	(4.59)	(4.93)	—	(2.92)	26.75	8.38	442	0.97 (11)	0.97	1.33	67
7/1/21 to 6/30/22	33.66	0.27	(2.13)	(1.86)	(0.22)	—	(1.91)	(2.13)	—	(3.99)	29.67	(6.28)	460	0.93 (11)(13)	0.91	0.79	45
7/1/20 to 6/30/21	24.85	0.25	8.75	9.00	(0.19)	—	—	(0.19)	—	8.81	33.66	36.33	520	1.01 (8)	1.02	0.89	69
7/1/19 to 6/30/20	27.29	0.42	(1.91)	(1.49)	(0.44)	—	(0.51)	(0.95)	—	(2.44)	24.85	(5.65)	1,181	1.02	1.02	1.58	114
7/1/18 to 6/30/19	26.51	0.45	0.80	1.25	(0.42)	—	(0.05)	(0.47)	—	0.78	27.29	4.77	1,381	1.02	1.02	1.66	68
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

NFJ Mid-Cap Value Fund
Class A
7/1/23 to 12/31/23(6)	$ 25.29	0.22	1.30	1.52	(0.43)	—	(1.40)	(1.83)	—	(0.31)	$ 24.98	6.17%	$ 467,876	1.00%	1.13%	1.75%	47%
7/1/22 to 6/30/23	29.43	0.30	2.33	2.63	(0.39)	—	(6.38)	(6.77)	—	(4.14)	25.29	11.10	476,789	1.00	1.12	1.11	105
7/1/21 to 6/30/22	35.54	0.24	(2.18)	(1.94)	(0.25)	—	(3.92)	(4.17)	—	(6.11)	29.43	(6.83)	495,612	1.00	1.10	0.70	76
7/1/20 to 6/30/21	25.72	0.30	9.83	10.13	(0.26)	—	(0.05)	(0.31)	—	9.82	35.54	39.60	596,144	1.00	1.16	0.98	96
7/1/19 to 6/30/20	30.60	0.38	(2.72)	(2.34)	(0.33)	—	(2.21)	(2.54)	—	(4.88)	25.72	(8.93)	474,970	0.99	1.21	1.30	197
7/1/18 to 6/30/19	30.06	0.44	0.54	0.98	(0.31)	—	(0.13)	(0.44)	—	0.54	30.60	3.46	595,707	0.99	1.21	1.48	81
Class C
7/1/23 to 12/31/23(6)	$ 18.10	0.09	0.92	1.01	(0.31)	—	(1.40)	(1.71)	—	(0.70)	$ 17.40	5.81%	$ 17,109	1.75%	1.86%	0.97%	47%
7/1/22 to 6/30/23	22.96	0.06	1.70	1.76	(0.24)	—	(6.38)	(6.62)	—	(4.86)	18.10	10.23	19,749	1.75	1.83	0.31	105
7/1/21 to 6/30/22	28.63	(0.01)	(1.65)	(1.66)	(0.09)	—	(3.92)	(4.01)	—	(5.67)	22.96	(7.48)	28,379	1.75	1.82	(0.05)	76
7/1/20 to 6/30/21	20.74	0.05	7.93	7.98	(0.04)	—	(0.05)	(0.09)	—	7.89	28.63	38.53	39,321	1.74 (8)	1.90	0.21	96
7/1/19 to 6/30/20	25.16	0.13	(2.18)	(2.05)	(0.16)	—	(2.21)	(2.37)	—	(4.42)	20.74	(9.64)	37,278	1.74	1.96	0.55	197
7/1/18 to 6/30/19	24.62	0.13	0.54	0.67	—	—	(0.13)	(0.13)	—	0.54	25.16	2.73	48,176	1.74	1.96	0.54	81
Class P
7/1/23 to 12/31/23(6)	$ 17.29	0.17	0.87	1.04	(0.52)	—	(1.40)	(1.92)	—	(0.88)	$ 16.41	6.31%	$ 63,563	0.75%	0.84%	1.95%	47%
7/1/22 to 6/30/23	22.26	0.26	1.63	1.89	(0.48)	—	(6.38)	(6.86)	—	(4.97)	17.29	11.43	81,136	0.75	0.84	1.33	105
7/1/21 to 6/30/22	27.90	0.24	(1.58)	(1.34)	(0.38)	—	(3.92)	(4.30)	—	(5.64)	22.26	(6.60)	99,992	0.75	0.83	0.90	76
7/1/20 to 6/30/21	20.30	0.29	7.74	8.03	(0.38)	—	(0.05)	(0.43)	—	7.60	27.90	39.93	239,250	0.75	0.90	1.23	96
7/1/19 to 6/30/20	24.68	0.36	(2.10)	(1.74)	(0.43)	—	(2.21)	(2.64)	—	(4.38)	20.30	(8.72)	211,729	0.74	0.96	1.57	197
7/1/18 to 6/30/19	24.35	0.41	0.43	0.84	(0.38)	—	(0.13)	(0.51)	—	0.33	24.68	3.75	197,201	0.74	0.96	1.70	81
Institutional Class
7/1/23 to 12/31/23(6)	$ 28.16	0.29	1.46	1.75	(0.48)	—	(1.40)	(1.88)	—	(0.13)	$ 28.03	6.38%	$ 249,556	0.65%	0.84%	2.08%	47%
7/1/22 to 6/30/23	31.99	0.43	2.59	3.02	(0.47)	—	(6.38)	(6.85)	—	(3.83)	28.16	11.48	282,625	0.65	0.82	1.43	105
7/1/21 to 6/30/22	38.28	0.39	(2.38)	(1.99)	(0.38)	—	(3.92)	(4.30)	—	(6.29)	31.99	(6.49)	381,239	0.65	0.81	1.06	76
7/1/20 to 6/30/21	27.70	0.44	10.59	11.03	(0.40)	—	(0.05)	(0.45)	—	10.58	38.28	40.11	460,452	0.65	0.84	1.33	96
7/1/19 to 6/30/20	32.77	0.51	(2.92)	(2.41)	(0.45)	—	(2.21)	(2.66)	—	(5.07)	27.70	(8.62)	385,311	0.64	0.86	1.67	197
7/1/18 to 6/30/19	32.15	0.58	0.57	1.15	(0.40)	—	(0.13)	(0.53)	—	0.62	32.77	3.83	406,173	0.64	0.86	1.82	81
Class R6
7/1/23 to 12/31/23(6)	$ 28.10	0.30	1.45	1.75	(0.51)	—	(1.40)	(1.91)	—	(0.16)	$ 27.94	6.41%	$ 77,037	0.60%	0.76%	2.15%	47%
7/1/22 to 6/30/23	31.97	0.44	2.59	3.03	(0.52)	—	(6.38)	(6.90)	—	(3.87)	28.10	11.55	78,020	0.60	0.74	1.50	105
7/1/21 to 6/30/22	38.24	0.41	(2.38)	(1.97)	(0.38)	—	(3.92)	(4.30)	—	(6.27)	31.97	(6.45)	87,682	0.60	0.72	1.12	76
7/1/20 to 6/30/21	27.68	0.45	10.59	11.04	(0.43)	—	(0.05)	(0.48)	—	10.56	38.24	40.17	85,969	0.60	0.78	1.37	96
7/1/19 to 6/30/20	32.75	0.56	(2.95)	(2.39)	(0.47)	—	(2.21)	(2.68)	—	(5.07)	27.68	(8.57)	66,260	0.59	0.81	1.86	197
7/1/18 to 6/30/19	32.13	0.63	0.53	1.16	(0.41)	—	(0.13)	(0.54)	—	0.62	32.75	3.89	18,052	0.59	0.81	2.03	81
Administrative Class
7/1/23 to 12/31/23(6)	$ 26.60	0.24	1.38	1.62	(0.42)	—	(1.40)	(1.82)	—	(0.20)	$ 26.40	6.24%	$ 29,135	0.90%	1.11%	1.80%	47%
7/1/22 to 6/30/23	30.61	0.34	2.45	2.79	(0.42)	—	(6.38)	(6.80)	—	(4.01)	26.60	11.20	34,215	0.90	1.12	1.22	105
7/1/21 to 6/30/22	36.77	0.28	(2.26)	(1.98)	(0.26)	—	(3.92)	(4.18)	—	(6.16)	30.61	(6.70)	34,212	0.90	1.06	0.80	76
7/1/20 to 6/30/21	26.59	0.34	10.17	10.51	(0.28)	—	(0.05)	(0.33)	—	10.18	36.77	39.73	49,280	0.90	1.08	1.06	96
7/1/19 to 6/30/20	31.57	0.42	(2.81)	(2.39)	(0.38)	—	(2.21)	(2.59)	—	(4.98)	26.59	(8.85)	33,511	0.89	1.11	1.43	197
7/1/18 to 6/30/19	31.00	0.48	0.56	1.04	(0.34)	—	(0.13)	(0.47)	—	0.57	31.57	3.60	27,405	0.89	1.11	1.58	81
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

NFJ Small-Cap Value Fund
Class A
7/1/23 to 12/31/23(6)	$ 11.86	0.09	1.27	1.36	(0.28)	—	(1.09)	(1.37)	—	(0.01)	$ 11.85	11.69%	$ 230,986	1.17%	1.23%	1.55%	46%
7/1/22 to 6/30/23	12.80	0.13	1.03	1.16	(0.14)	—	(1.96)	(2.10)	—	(0.94)	11.86	10.64	225,530	1.17	1.23	1.10	79
7/1/21 to 6/30/22	15.67	0.10	(1.66)	(1.56)	(0.17)	—	(1.14)	(1.31)	—	(2.87)	12.80	(11.08)	236,990	1.17	1.21	0.68	52
7/1/20 to 6/30/21	11.07	0.18	4.71	4.89	(0.24)	—	(0.05)	(0.29)	—	4.60	15.67	44.57	325,048	1.18 (8)(11)	1.23	1.34	65
7/1/19 to 6/30/20	14.53	0.18	(2.28)	(2.10)	(0.06)	—	(1.30)	(1.36)	—	(3.46)	11.07	(16.62)	267,845	1.17	1.27	1.37	126
7/1/18 to 6/30/19	21.71	0.29	(2.73)	(2.44)	(0.62)	—	(4.12)	(4.74)	—	(7.18)	14.53	(7.70)	439,710	1.18	1.26	1.65	47
Class C
7/1/23 to 12/31/23(6)	$ 9.96	0.04	1.06	1.10	(0.20)	—	(1.09)	(1.29)	—	(0.19)	$ 9.77	11.28%	$ 993	1.92%	1.98%	0.77%	46%
7/1/22 to 6/30/23	11.10	0.04	0.85	0.89	(0.07)	—	(1.96)	(2.03)	—	(1.14)	9.96	9.76	1,062	1.92	1.97	0.34	79
7/1/21 to 6/30/22	13.78	(0.01)	(1.43)	(1.44)	(0.10)	—	(1.14)	(1.24)	—	(2.68)	11.10	(11.72)	1,347	1.92	1.95	(0.06)	52
7/1/20 to 6/30/21	9.74	0.07	4.14	4.21	(0.12)	—	(0.05)	(0.17)	—	4.04	13.78	43.52	1,606	1.91 (11)	1.97	0.60	65
7/1/19 to 6/30/20	12.97	0.07	(2.00)	(1.93)	—	—	(1.30)	(1.30)	—	(3.23)	9.74	(17.26)	1,627	1.92	2.02	0.58	126
7/1/18 to 6/30/19	19.30	0.16	(2.41)	(2.25)	—	—	(4.08) (19)	(4.08)	—	(6.33)	12.97	(8.35)	3,984	1.93	2.01	0.88	47
Class P
7/1/23 to 12/31/23(6)	$ 14.65	0.13	1.58	1.71	(0.26)	—	(1.09)	(1.35)	—	0.36	$ 15.01	11.89%	$ 19,683	0.88% (11)	0.88%	1.78%	46%
7/1/22 to 6/30/23	15.30	0.21	1.24	1.45	(0.14)	—	(1.96)	(2.10)	—	(0.65)	14.65	10.85	24,940	0.91 (11)	0.91	1.42	79
7/1/21 to 6/30/22	18.42	0.17	(1.97)	(1.80)	(0.18)	—	(1.14)	(1.32)	—	(3.12)	15.30	(10.73)	14,358	0.89 (11)	0.89	0.95	52
7/1/20 to 6/30/21	12.97	0.25	5.52	5.77	(0.27)	—	(0.05)	(0.32)	—	5.45	18.42	44.88	24,149	0.91 (11)	0.96	1.61	65
7/1/19 to 6/30/20	16.79	0.25	(2.68)	(2.43)	(0.09)	—	(1.30)	(1.39)	—	(3.82)	12.97	(16.39)	21,354	0.92	1.02	1.62	126
7/1/18 to 6/30/19	24.18	0.38	(2.97)	(2.59)	(0.68)	—	(4.12)	(4.80)	—	(7.39)	16.79	(7.49)	39,426	0.93	1.01	1.91	47
Institutional Class
7/1/23 to 12/31/23(6)	$ 14.88	0.14	1.62	1.76	(0.30)	—	(1.09)	(1.39)	—	0.37	$ 15.25	11.99%	$ 53,712	0.82%	0.91%	1.90%	46%
7/1/22 to 6/30/23	15.51	0.22	1.27	1.49	(0.16)	—	(1.96)	(2.12)	—	(0.63)	14.88	10.93	52,013	0.82	0.92	1.44	79
7/1/21 to 6/30/22	18.66	0.19	(2.01)	(1.82)	(0.19)	—	(1.14)	(1.33)	—	(3.15)	15.51	(10.72)	58,704	0.82	0.88	1.03	52
7/1/20 to 6/30/21	13.13	0.27	5.59	5.86	(0.28)	—	(0.05)	(0.33)	—	5.53	18.66	45.07	94,847	0.82	0.89	1.69	65
7/1/19 to 6/30/20	16.95	0.27	(2.72)	(2.45)	(0.07)	—	(1.30)	(1.37)	—	(3.82)	13.13	(16.31)	99,894	0.82	0.92	1.67	126
7/1/18 to 6/30/19	24.34	0.41	(3.00)	(2.59)	(0.68)	—	(4.12)	(4.80)	—	(7.39)	16.95	(7.42)	288,309	0.83	0.91	1.98	47
Class R6
7/1/23 to 12/31/23(6)	$ 14.71	0.14	1.59	1.73	(0.30)	—	(1.09)	(1.39)	—	0.34	$ 15.05	11.96%	$ 49,574	0.77%	0.82%	1.95%	46%
7/1/22 to 6/30/23	15.35	0.22	1.26	1.48	(0.16)	—	(1.96)	(2.12)	—	(0.64)	14.71	10.98	46,194	0.77	0.83	1.48	79
7/1/21 to 6/30/22	18.49	0.19	(1.97)	(1.78)	(0.22)	—	(1.14)	(1.36)	—	(3.14)	15.35	(10.63)	62,552	0.77	0.79	1.07	52
7/1/20 to 6/30/21	13.02	0.27	5.55	5.82	(0.30)	—	(0.05)	(0.35)	—	5.47	18.49	45.09	88,986	0.77	0.84	1.73	65
7/1/19 to 6/30/20	16.85	0.27	(2.68)	(2.41)	(0.12)	—	(1.30)	(1.42)	—	(3.83)	13.02	(16.25)	88,885	0.77	0.87	1.76	126
7/1/18 to 6/30/19	24.25	0.41	(2.99)	(2.58)	(0.70)	—	(4.12)	(4.82)	—	(7.40)	16.85	(7.37)	150,200	0.78	0.86	2.04	47
Administrative Class
7/1/23 to 12/31/23(6)	$ 12.26	0.10	1.32	1.42	(0.30)	—	(1.09)	(1.39)	—	0.03	$ 12.29	11.86%	$ 18,295	1.07%	1.09%	1.68%	46%
7/1/22 to 6/30/23	12.79	0.14	1.42 (17)	1.56	(0.13)	—	(1.96)	(2.09)	—	(0.53)	12.26	14.38	22,722	1.07	1.08	1.17	79
7/1/21 to 6/30/22	15.66	0.12	(1.65)	(1.53)	(0.20)	—	(1.14)	(1.34)	—	(2.87)	12.79	(10.95)	29,525	1.07	1.09	0.78	52
7/1/20 to 6/30/21	11.02	0.20	4.70	4.90	(0.21)	—	(0.05)	(0.26)	—	4.64	15.66	44.81	37,759	1.07	1.32	1.45	65
7/1/19 to 6/30/20	14.48	0.19	(2.27)	(2.08)	(0.08)	—	(1.30)	(1.38)	—	(3.46)	11.02	(16.58)	34,323	1.07	1.17	1.39	126
7/1/18 to 6/30/19	21.65	0.30	(2.73)	(2.43)	(0.62)	—	(4.12)	(4.74)	—	(7.17)	14.48	(7.64)	107,836	1.08	1.16	1.74	47
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Silvant Focused Growth Fund
Class A
7/1/23 to 12/31/23(6)	$ 61.16	(0.12)	6.59	6.47	—	—	(1.61)	(1.61)	—	4.86	$ 66.02	10.62%	$ 661,644	0.95% (11)	0.95%	(0.37) %	1%
7/1/22 to 6/30/23	49.11	(0.19)	15.07	14.88	—	—	(2.83)	(2.83)	— (9)	12.05	61.16	32.32 (10)	625,184	0.96 (11)	0.96	(0.37)	65
7/1/21 to 6/30/22	79.25	(0.32)	(16.15)	(16.47)	—	—	(13.67)	(13.67)	—	(30.14)	49.11	(25.81)	537,276	0.94 (11)	0.94	(0.45)	22
7/1/20 to 6/30/21	58.46	(0.35)	27.26	26.91	—	—	(6.12)	(6.12)	—	20.79	79.25	47.50	860,373	0.97 (8)	1.04	(0.50)	50
7/1/19 to 6/30/20	53.33	(0.10)	12.28	12.18	—	—	(7.05)	(7.05)	—	5.13	58.46	24.74	618,302	1.00	1.12	(0.20)	63
7/1/18 to 6/30/19	56.83	(0.08)	2.48	2.40	—	—	(5.90)	(5.90)	—	(3.50)	53.33	6.79	577,106	1.00	1.12	(0.15)	50
Class C
7/1/23 to 12/31/23(6)	$ 25.75	(0.15)	2.75	2.60	—	—	(1.61)	(1.61)	—	0.99	$ 26.74	10.18%	$ 21,445	1.72% (11)	1.72%	(1.14) %	1%
7/1/22 to 6/30/23	22.51	(0.25)	6.32	6.07	—	—	(2.83)	(2.83)	— (9)	3.24	25.75	31.31 (10)	22,534	1.72 (11)	1.72	(1.13)	65
7/1/21 to 6/30/22	43.67	(0.43)	(7.06)	(7.49)	—	—	(13.67)	(13.67)	—	(21.16)	22.51	(26.37)	24,361	1.70 (11)	1.70	(1.22)	22
7/1/20 to 6/30/21	34.58	(0.50)	15.71	15.21	—	—	(6.12)	(6.12)	—	9.09	43.67	46.39	48,650	1.73 (11)	1.79	(1.25)	50
7/1/19 to 6/30/20	34.42	(0.31)	7.52	7.21	—	—	(7.05)	(7.05)	—	0.16	34.58	23.79	45,878	1.77	1.87	(0.97)	63
7/1/18 to 6/30/19	39.41	(0.36)	1.27	0.91	—	—	(5.90)	(5.90)	—	(4.99)	34.42	5.93	48,706	1.77	1.87	(0.93)	50
Class P
7/1/23 to 12/31/23(6)	$ 37.42	(0.02)	4.02	4.00	—	—	(1.61)	(1.61)	—	2.39	$ 39.81	10.75%	$ 73,179	0.71% (11)	0.71%	(0.11) %	1%
7/1/22 to 6/30/23	31.10	(0.04)	9.19	9.15	—	—	(2.83)	(2.83)	— (9)	6.32	37.42	32.63 (10)	45,858	0.71 (11)	0.71	(0.12)	65
7/1/21 to 6/30/22	54.85	(0.11)	(9.97)	(10.08)	—	—	(13.67)	(13.67)	—	(23.75)	31.10	(25.62)	45,888	0.71 (11)	0.71	(0.23)	22
7/1/20 to 6/30/21	41.83	(0.13)	19.27	19.14	—	—	(6.12)	(6.12)	—	13.02	54.85	47.83	105,688	0.73 (11)	0.80	(0.26)	50
7/1/19 to 6/30/20	39.91	0.01	8.96	8.97	—	—	(7.05)	(7.05)	—	1.92	41.83	25.03	84,929	0.77	0.87	0.03	63
7/1/18 to 6/30/19	44.18	0.03	1.60	1.63	—	—	(5.90)	(5.90)	—	(4.27)	39.91	7.01	91,265	0.77	0.87	0.09	50
Institutional Class
7/1/23 to 12/31/23(6)	$ 53.96	(0.03)	5.82	5.79	—	—	(1.61)	(1.61)	—	4.18	$ 58.14	10.77%	$ 166,243	0.67%	0.71%	(0.10) %	1%
7/1/22 to 6/30/23	43.55	(0.04)	13.28	13.24	—	—	(2.83)	(2.83)	— (9)	10.41	53.96	32.70 (10)	151,338	0.67	0.70	(0.08)	65
7/1/21 to 6/30/22	71.58	(0.12)	(14.24)	(14.36)	—	—	(13.67)	(13.67)	—	(28.03)	43.55	(25.61)	127,274	0.67	0.70	(0.19)	22
7/1/20 to 6/30/21	53.11	(0.12)	24.71	24.59	—	—	(6.12)	(6.12)	—	18.47	71.58	47.94	209,066	0.67	0.74	(0.19)	50
7/1/19 to 6/30/20	48.89	0.06	11.21	11.27	—	—	(7.05)	(7.05)	—	4.22	53.11	25.15	165,726	0.67	0.77	0.13	63
7/1/18 to 6/30/19	52.51	0.09	2.19	2.28	—	—	(5.90)	(5.90)	—	(3.62)	48.89	7.15	162,173	0.67	0.77	0.18	50
Class R6
7/1/23 to 12/31/23(6)	$ 54.24	(0.01)	5.84	5.83	—	—	(1.61)	(1.61)	—	4.22	$ 58.46	10.79%	$ 186,369	0.62%	0.63%	(0.04) %	1%
7/1/22 to 6/30/23	43.74	(0.02)	13.35	13.33	—	—	(2.83)	(2.83)	— (9)	10.50	54.24	32.76 (10)	165,550	0.62	0.63	(0.04)	65
7/1/21 to 6/30/22	71.80	(0.08)	(14.31)	(14.39)	—	—	(13.67)	(13.67)	—	(28.06)	43.74	(25.57)	170,153	0.62	0.63	(0.14)	22
7/1/20 to 6/30/21	53.23	(0.10)	24.79	24.69	—	—	(6.12)	(6.12)	—	18.57	71.80	48.02	198,031	0.62	0.68	(0.15)	50
7/1/19 to 6/30/20	48.96	0.09	11.23	11.32	—	—	(7.05)	(7.05)	—	4.27	53.23	25.22	136,519	0.62	0.72	0.19	63
7/1/18 to 6/30/19	52.56	0.11	2.19	2.30	—	—	(5.90)	(5.90)	—	(3.60)	48.96	7.18	134,485	0.62	0.72	0.23	50
Administrative Class
7/1/23 to 12/31/23(6)	$ 46.89	(0.08)	5.05	4.97	—	—	(1.61)	(1.61)	—	3.36	$ 50.25	10.65%	$ 8,180	0.92%	0.97%	(0.34) %	1%
7/1/22 to 6/30/23	38.32	(0.13)	11.53	11.40	—	—	(2.83)	(2.83)	— (9)	8.57	46.89	32.34 (10)	7,621	0.92	0.97	(0.33)	65
7/1/21 to 6/30/22	64.69	(0.24)	(12.46)	(12.70)	—	—	(13.67)	(13.67)	—	(26.37)	38.32	(25.79)	5,723	0.92	0.97	(0.44)	22
7/1/20 to 6/30/21	48.56	(0.26)	22.51	22.25	—	—	(6.12)	(6.12)	—	16.13	64.69	47.60	6,641	0.92	1.00	(0.44)	50
7/1/19 to 6/30/20	45.36	(0.05)	10.30	10.25	—	—	(7.05)	(7.05)	—	3.20	48.56	24.84	4,518	0.92	1.02	(0.11)	63
7/1/18 to 6/30/19	49.33	(0.04)	1.97	1.93	—	—	(5.90)	(5.90)	—	(3.97)	45.36	6.88	5,138	0.92	1.02	(0.08)	50
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Silvant Mid-Cap Growth Fund
Class A
7/1/23 to 12/31/23(6)	$ 3.55	(0.01)	0.24	0.23	—	—	—	—	—	0.23	$ 3.78	6.48%	$ 241,656	1.01% (11)	1.01%	(0.32) %	9%
7/1/22 to 6/30/23	2.89	(0.01)	0.67	0.66	—	—	—	—	—	0.66	3.55	22.84	242,677	1.00 (11)	1.01	(0.32)	34
7/1/21 to 6/30/22	5.94	(0.02)	(1.44)	(1.46)	—	—	(1.59)	(1.59)	—	(3.05)	2.89	(33.42)	223,611	0.98 (11)	0.98	(0.49)	65
7/1/20 to 6/30/21	4.30	(0.04)	2.26	2.22	—	—	(0.58)	(0.58)	— (9)	1.64	5.94	53.25 (10)	376,649	1.06 (11)	1.06	(0.76)	85
7/1/19 to 6/30/20	3.75	(0.02)	0.75	0.73	—	—	(0.18)	(0.18)	—	0.55	4.30	20.15	263,361	1.14	1.14	(0.66)	53
7/1/18 to 6/30/19	3.88	(0.02)	0.37	0.35	—	—	(0.48)	(0.48)	—	(0.13)	3.75	13.58	240,017	1.14	1.14	(0.66)	60
Class C
7/1/23 to 12/31/23(6)	$ 2.28	(0.01)	0.16	0.15	—	—	—	—	—	0.15	$ 2.43	6.58%	$ 4,593	1.80% (11)	1.80%	(1.12) %	9%
7/1/22 to 6/30/23	1.88	(0.02)	0.42	0.40	—	—	—	—	—	0.40	2.28	21.28	5,204	1.78 (11)	1.78	(1.09)	34
7/1/21 to 6/30/22	4.45	(0.04)	(0.94)	(0.98)	—	—	(1.59)	(1.59)	—	(2.57)	1.88	(33.91)	6,350	1.74 (11)	1.74	(1.26)	65
7/1/20 to 6/30/21	3.35	(0.06)	1.74	1.68	—	—	(0.58)	(0.58)	— (9)	1.10	4.45	52.17 (10)	15,282	1.82 (11)	1.82	(1.52)	85
7/1/19 to 6/30/20	2.98	(0.04)	0.59	0.55	—	—	(0.18)	(0.18)	—	0.37	3.35	19.29	15,495	1.89	1.89	(1.41)	53
7/1/18 to 6/30/19	3.23	(0.04)	0.27	0.23	—	—	(0.48)	(0.48)	—	(0.25)	2.98	12.56	21,251	1.89	1.89	(1.34)	60
Class P
7/1/23 to 12/31/23(6)	$ 4.51	— (9)	0.31	0.31	—	—	—	—	—	0.31	$ 4.82	6.87%	$ 12,272	0.76% (11)	0.76%	(0.06) %	9%
7/1/22 to 6/30/23	3.67	— (9)	0.84	0.84	—	—	—	—	—	0.84	4.51	22.89	6,421	0.76 (11)	0.76	(0.08)	34
7/1/21 to 6/30/22	7.10	(0.02)	(1.82)	(1.84)	—	—	(1.59)	(1.59)	—	(3.43)	3.67	(33.30)	6,195	0.78 (11)	0.78	(0.34)	65
7/1/20 to 6/30/21	5.05	(0.03)	2.66	2.63	—	—	(0.58)	(0.58)	— (9)	2.05	7.10	53.49 (10)	30,526	0.81 (11)	0.81	(0.50)	85
7/1/19 to 6/30/20	4.36	(0.02)	0.89	0.87	—	—	(0.18)	(0.18)	—	0.69	5.05	20.56	13,670	0.89	0.89	(0.41)	53
7/1/18 to 6/30/19	4.41	(0.02)	0.45	0.43	—	—	(0.48)	(0.48)	—	(0.05)	4.36	13.79	11,617	0.89	0.89	(0.39)	60
Institutional Class
7/1/23 to 12/31/23(6)	$ 4.57	— (9)	0.31	0.31	—	—	—	—	—	0.31	$ 4.88	6.78%	$ 52,251	0.77% (11)	0.77%	(0.09) %	9%
7/1/22 to 6/30/23	3.72	— (9)	0.85	0.85	—	—	—	—	—	0.85	4.57	22.85	50,028	0.77 (11)	0.77	(0.09)	34
7/1/21 to 6/30/22	7.18	(0.01)	(1.86)	(1.87)	—	—	(1.59)	(1.59)	—	(3.46)	3.72	(33.33)	47,978	0.76 (11)	0.76	(0.25)	65
7/1/20 to 6/30/21	5.09	(0.03)	2.70	2.67	—	—	(0.58)	(0.58)	— (9)	2.09	7.18	53.86 (10)	63,690	0.78 (11)	0.78	(0.48)	85
7/1/19 to 6/30/20	4.39	(0.01)	0.89	0.88	—	—	(0.18)	(0.18)	—	0.70	5.09	20.64	54,793	0.79	0.79	(0.31)	53
7/1/18 to 6/30/19	4.43	(0.01)	0.45	0.44	—	—	(0.48)	(0.48)	—	(0.04)	4.39	13.97	36,373	0.79	0.79	(0.29)	60
Administrative Class
7/1/23 to 12/31/23(6)	$ 3.95	(0.01)	0.28	0.27	—	—	—	—	—	0.27	$ 4.22	6.84%	$ 1,213	1.04% (13)	1.03%	(0.35) %	9%
7/1/22 to 6/30/23	3.21	(0.01)	0.75 (17)	0.74	—	—	—	—	—	0.74	3.95	23.05	1,141	1.04 (11)	1.04	(0.34)	34
7/1/21 to 6/30/22	6.43	(0.03)	(1.60)	(1.63)	—	—	(1.59)	(1.59)	—	(3.22)	3.21	(33.52)	1,727	1.04	1.05	(0.55)	65
7/1/20 to 6/30/21	4.62	(0.04)	2.43	2.39	—	—	(0.58)	(0.58)	— (9)	1.81	6.43	53.26 (10)	2,881	0.99 (11)	0.99	(0.69)	85
7/1/19 to 6/30/20	4.01	(0.02)	0.81	0.79	—	—	(0.18)	(0.18)	—	0.61	4.62	20.34	1,748	1.04	1.04	(0.56)	53
7/1/18 to 6/30/19	4.11	(0.02)	0.40	0.38	—	—	(0.48)	(0.48)	—	(0.10)	4.01	13.61	1,525	1.04	1.04	(0.54)	60
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Small-Cap Fund
Class A
7/1/23 to 12/31/23(6)	$ 20.90	0.03	0.96	0.99	(0.08)	—	(0.40)	(0.48)	—	0.51	$ 21.41	4.78%	$ 62,088	1.17%	1.24%	0.33%	33%
7/1/22 to 6/30/23	19.10	0.06	2.73	2.79	(0.11)	—	(0.88)	(0.99)	— (9)	1.80	20.90	14.96 (10)	62,610	1.17	1.22	0.29	82
7/1/21 to 6/30/22	27.49	0.06	(5.02)	(4.96)	(0.02)	—	(3.41)	(3.43)	—	(8.39)	19.10	(20.45)	64,567	1.17	1.17	0.23	69
7/1/20 to 6/30/21	17.55	(0.04)	10.00	9.96	(0.02)	—	—	(0.02)	—	9.94	27.49	56.80	87,605	1.17	1.23	(0.17)	88
7/1/19 to 6/30/20	19.50	0.04	(1.98)	(1.94)	(0.01)	—	—	(0.01)	—	(1.95)	17.55 (12)	(9.95) (12)	58,062	1.17	1.27	0.23	110
7/1/18 to 6/30/19	21.61	0.07	(0.53)	(0.46)	(0.02)	—	(1.63)	(1.65)	—	(2.11)	19.50	(0.62)	66,269	1.18	1.27	0.35	78
Class C
7/1/23 to 12/31/23(6)	$ 19.34	(0.04)	0.88	0.84	—	—	(0.40)	(0.40)	—	0.44	$ 19.78	4.39%	$ 3,173	1.92%	2.01%	(0.42) %	33%
7/1/22 to 6/30/23	17.78	(0.09)	2.53	2.44	—	—	(0.88)	(0.88)	— (9)	1.56	19.34	14.06 (10)	3,415	1.92	1.99	(0.46)	82
7/1/21 to 6/30/22	25.99	(0.12)	(4.68)	(4.80)	—	—	(3.41)	(3.41)	—	(8.21)	17.78	(21.04)	3,405	1.92	1.95	(0.52)	69
7/1/20 to 6/30/21	16.70	(0.20)	9.49	9.29	— (9)	—	—	—	—	9.29	25.99	55.63	4,940	1.92	1.99	(0.92)	88
7/1/19 to 6/30/20	18.68	(0.09)	(1.89)	(1.98)	—	—	—	—	—	(1.98)	16.70 (12)	(10.60) (12)	4,251	1.92	2.02	(0.53)	110
7/1/18 to 6/30/19	20.92	(0.07)	(0.54)	(0.61)	—	—	(1.63)	(1.63)	—	(2.24)	18.68	(1.39)	7,873	1.93	2.02	(0.36)	78
Class P
7/1/23 to 12/31/23(6)	$ 21.41	0.06	0.99	1.05	(0.09)	—	(0.40)	(0.49)	—	0.56	$ 21.97	4.94%	$ 5,869	0.92%	0.98%	0.56%	33%
7/1/22 to 6/30/23	19.42	0.11	2.78	2.89	(0.02)	—	(0.88)	(0.90)	— (9)	1.99	21.41	15.22 (10)	7,089	0.92	0.96	0.53	82
7/1/21 to 6/30/22	27.82	0.10	(5.07)	(4.97)	(0.02)	—	(3.41)	(3.43)	—	(8.40)	19.42	(20.24)	13,287	0.92 (11)(13)	0.92	0.41	69
7/1/20 to 6/30/21	17.76	0.02	10.12	10.14	(0.08)	—	—	(0.08)	—	10.06	27.82	57.18	28,986	0.92	1.02	0.08	88
7/1/19 to 6/30/20	19.74	0.08	(1.99)	(1.91)	(0.07)	—	—	(0.07)	—	(1.98)	17.76 (12)	(9.74) (12)	16,747	0.92	1.02	0.44	110
7/1/18 to 6/30/19	21.81	0.12	(0.53)	(0.41)	(0.03)	—	(1.63)	(1.66)	—	(2.07)	19.74	(0.36)	9,637	0.93	1.02	0.61	78
Institutional Class
7/1/23 to 12/31/23(6)	$ 21.56	0.07	0.99	1.06	(0.11)	—	(0.40)	(0.51)	—	0.55	$ 22.11	4.97%	$ 16,496	0.82%	0.99%	0.62%	33%
7/1/22 to 6/30/23	19.58	0.14	2.79	2.93	(0.07)	—	(0.88)	(0.95)	— (9)	1.98	21.56	15.32 (10)	20,456	0.82	0.95	0.66	82
7/1/21 to 6/30/22	28.07	0.15	(5.13)	(4.98)	(0.10)	—	(3.41)	(3.51)	—	(8.49)	19.58	(20.14)	46,605	0.82	0.92	0.62	69
7/1/20 to 6/30/21	17.92	0.04	10.22	10.26	(0.11)	—	—	(0.11)	—	10.15	28.07	57.35	36,211	0.82	0.96	0.19	88
7/1/19 to 6/30/20	19.90	0.09	(1.99)	(1.90)	(0.08)	—	—	(0.08)	—	(1.98)	17.92 (12)	(9.62) (12)	22,028	0.82	0.92	0.49	110
7/1/18 to 6/30/19	21.96	0.14	(0.53)	(0.39)	(0.04)	—	(1.63)	(1.67)	—	(2.06)	19.90	(0.29)	9,077	0.83	0.92	0.70	78
Class R6
7/1/23 to 12/31/23(6)	$ 21.56	0.08	0.98	1.06	(0.18)	—	(0.40)	(0.58)	—	0.48	$ 22.04	5.00%	$ 5,825	0.77%	0.90%	0.74%	33%
7/1/22 to 6/30/23	19.63	0.14	2.80	2.94	(0.13)	—	(0.88)	(1.01)	— (9)	1.93	21.56	15.38 (10)	5,358	0.77	0.88	0.68	82
7/1/21 to 6/30/22	28.10	0.16	(5.14)	(4.98)	(0.08)	—	(3.41)	(3.49)	—	(8.47)	19.63	(20.10)	7,373	0.77	0.84	0.64	69
7/1/20 to 6/30/21	17.93	0.06	10.21	10.27	(0.10)	—	—	(0.10)	—	10.17	28.10	57.37	8,614	0.77	0.87	0.24	88
7/1/19 to 6/30/20	19.90	0.14	(2.03)	(1.89)	(0.08)	—	—	(0.08)	—	(1.97)	17.93 (12)	(9.55) (12)	9,114	0.77	0.87	0.71	110
8/22/18 (15) to 6/30/19	23.16	0.13	(1.71)	(1.58)	(0.05)	—	(1.63)	(1.68)	—	(3.26)	19.90	(5.42)	17,792	0.77	0.87	0.76	78 (16)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Zevenbergen Technology Fund
Class A
7/1/23 to 12/31/23(6)	$ 41.64	(0.24)	4.92	4.68	—	—	—	—	—	4.68	$ 46.32	11.24%	$ 561,385	1.43% (11)	1.43%	(1.12) %	10%
7/1/22 to 6/30/23	39.74	(0.39)	9.87	9.48	—	—	(7.58)	(7.58)	— (9)	1.90	41.64	32.14 (10)	538,324	1.44 (11)	1.44	(1.05)	55
7/1/21 to 6/30/22	81.59	(0.68)	(17.72)	(18.40)	—	—	(23.45)	(23.45)	—	(41.85)	39.74	(32.06)	475,065	1.42 (11)	1.42	(1.05)	126
7/1/20 to 6/30/21	68.06	(0.88)	30.38	29.50	—	—	(15.97)	(15.97)	—	13.53	81.59	45.06	812,373	1.49 (11)	1.50	(1.12)	150
7/1/19 to 6/30/20	63.92	(0.68)	16.01	15.33	—	—	(11.19)	(11.19)	—	4.14	68.06 (12)	28.34 (12)	664,833	1.57	1.57	(1.12)	212
7/1/18 to 6/30/19	71.60	(0.68)	5.90	5.22	—	—	(12.90)	(12.90)	—	(7.68)	63.92	12.40	601,112	1.51	1.56	(1.05)	109
Class C
7/1/23 to 12/31/23(6)	$ 9.20	(0.09)	1.09	1.00	—	—	—	—	—	1.00	$ 10.20	10.87%	$ 23,670	2.17% (11)	2.17%	(1.86) %	10%
7/1/22 to 6/30/23	15.27	(0.18)	1.69	1.51	—	—	(7.58)	(7.58)	— (9)	(6.07)	9.20	31.15 (10)	23,633	2.18 (11)	2.18	(1.79)	55
7/1/21 to 6/30/22	45.83	(0.52)	(6.59)	(7.11)	—	—	(23.45)	(23.45)	—	(30.56)	15.27	(32.58)	25,961	2.17 (11)	2.17	(1.80)	126
7/1/20 to 6/30/21	43.68	(0.87)	18.99	18.12	—	—	(15.97)	(15.97)	—	2.15	45.83	44.01	53,742	2.24 (11)	2.25	(1.88)	150
7/1/19 to 6/30/20	45.22	(0.76)	10.41	9.65	—	—	(11.19)	(11.19)	—	(1.54)	43.68 (12)	27.37 (12)	50,421	2.32	2.32	(1.87)	212
7/1/18 to 6/30/19	55.32	(0.92)	3.72	2.80	—	—	(12.90)	(12.90)	—	(10.10)	45.22	11.57	48,842	2.23	2.31	(1.78)	109
Class P
7/1/23 to 12/31/23(6)	$ 56.87	(0.25)	6.72	6.47	—	—	—	—	—	6.47	$ 63.34	11.38%	$ 52,416	1.16% (11)	1.16%	(0.86) %	10%
7/1/22 to 6/30/23	51.13	(0.38)	13.70	13.32	—	—	(7.58)	(7.58)	— (9)	5.74	56.87	32.52 (10)	51,800	1.16 (11)	1.16	(0.77)	55
7/1/21 to 6/30/22	98.14	(0.71)	(22.85)	(23.56)	—	—	(23.45)	(23.45)	—	(47.01)	51.13	(31.89)	50,775	1.17 (11)	1.17	(0.83)	126
7/1/20 to 6/30/21	79.28	(0.81)	35.64	34.83	—	—	(15.97)	(15.97)	—	18.86	98.14	45.44	194,925	1.24 (11)	1.25	(0.87)	150
7/1/19 to 6/30/20	72.49	(0.60)	18.58	17.98	—	—	(11.19)	(11.19)	—	6.79	79.28 (12)	28.67 (12)	154,810	1.32	1.32	(0.87)	212
7/1/18 to 6/30/19	79.05	(0.58)	6.92	6.34	—	—	(12.90)	(12.90)	—	(6.56)	72.49	12.68	155,553	1.27	1.31	(0.80)	109
Institutional Class
7/1/23 to 12/31/23(6)	$ 59.74	(0.26)	7.07	6.81	—	—	—	—	—	6.81	$ 66.55	11.40%	$ 722,737	1.16% (11)	1.16%	(0.85) %	10%
7/1/22 to 6/30/23	53.31	(0.41)	14.42	14.01	—	—	(7.58)	(7.58)	— (9)	6.43	59.74	32.48 (10)	670,734	1.17 (11)	1.17	(0.78)	55
7/1/21 to 6/30/22	101.34	(0.67)	(23.91)	(24.58)	—	—	(23.45)	(23.45)	—	(48.03)	53.31	(31.89)	772,161	1.16 (11)	1.16	(0.79)	126
7/1/20 to 6/30/21	81.43	(0.77)	36.65	35.88	—	—	(15.97)	(15.97)	—	19.91	101.34	45.53	1,386,911	1.17 (11)	1.18	(0.80)	150
7/1/19 to 6/30/20	74.10	(0.55)	19.07	18.52	—	—	(11.19)	(11.19)	—	7.33	81.43 (12)	28.78 (12)	995,709	1.22	1.22	(0.78)	212
7/1/18 to 6/30/19	80.40	(0.52)	7.12	6.60	—	—	(12.90)	(12.90)	—	(6.30)	74.10	12.81	800,061	1.16	1.21	(0.69)	109
Administrative Class
7/1/23 to 12/31/23(6)	$ 49.69	(0.29)	5.86	5.57	—	—	—	—	—	5.57	$ 55.26	11.21%	$ 8,072	1.47%	1.33%	(1.16) %	10%
7/1/22 to 6/30/23	45.85	(0.47)	11.89	11.42	—	—	(7.58)	(7.58)	— (9)	3.84	49.69	32.07 (10)	7,747	1.47 (13)	1.37	(1.09)	55
7/1/21 to 6/30/22	90.62	(0.85)	(20.47)	(21.32)	—	—	(23.45)	(23.45)	—	(44.77)	45.85	(32.09)	6,049	1.47	1.72	(1.10)	126
7/1/20 to 6/30/21	74.24	(0.91)	33.26	32.35	—	—	(15.97)	(15.97)	—	16.38	90.62	45.15	86,855	1.43 (11)	1.44	(1.05)	150
7/1/19 to 6/30/20	68.67	(0.67)	17.43	16.76	—	—	(11.19)	(11.19)	—	5.57	74.24 (12)	28.46 (12)	11,669	1.47	1.47	(1.02)	212
7/1/18 to 6/30/19	75.76	(0.67)	6.48	5.81	—	—	(12.90)	(12.90)	—	(7.09)	68.67	12.52	11,688	1.40	1.46	(0.95)	109

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Ratio of total expenses excluding interest expense on borrowings for the year ended June 30, 2023 were 1.29% (Class A), 2.04% (Class C), 1.04% (Class P), 0.94% (Class I) and 0.89% (Class R6).
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	Amount is less than $0.005 per share.
(10)	Payment from affiliate had no impact on total return.
(11)	The share class is currently under its expense limitation.
(12)	Payments from affiliates increased the end of period net asset value and total return by less than $0.01 and 0.01%, respectively.
(13)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(14)	Total return would have been lower without the payment from affiliate.
(15)	Inception date.
(16)	Portfolio turnover is representative of the Fund for the entire period.
(17)	Includes reversal of previously accrued liabilities.
(18)	Ratios of total expenses excluding interest expense on borrowings for the six month ended December 31, 2023 were 1.30% (Class A), 2.05% (Class C), 1.05% (Class P), 0.95% (Class L), 0.90% (Class R6), and 1.20% (Class AD).
(19)	The character of a portion of the distribution was redesignated from net investment income to net realized capital gain for the year ended June 30, 2019. The per share amount for Class C differs from other classes, as at the time the distribution was made, Class C had minimal distributable net investment income, therefore no redesignation for Class C was made.
See Notes to Financial Statements

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2023
Note 1. Organization
Virtus Investment Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, the Trust is comprised of 13 funds (each a “Fund” or collectively, the “Funds”), each reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds except the Silvant Focused Growth Fund and Zevenbergen Technology Fund are diversified. There is no guarantee that a Fund will achieve its objective(s).
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Emerging Markets Opportunities Fund	Seeking to maximize long-term capital appreciation
Income & Growth Fund	Seeking total return comprised of current income, current gains and capital appreciation.
KAR Global Small-Cap Fund	Seeking long-term capital appreciation
KAR Health Sciences Fund	Seeking long-term capital appreciation
NFJ Dividend Value Fund	Seeking long-term growth of capital and income
NFJ International Value Fund	Seeking long-term growth of capital and income
NFJ Large-Cap Value Fund	Seeking long-term growth of capital and income
NFJ Mid-Cap Value Fund	Seeking long-term growth of capital and income
NFJ Small-Cap Value Fund	Seeking long-term growth of capital and income
Silvant Focused Growth Fund	Seeking long-term capital appreciation
Silvant Mid-Cap Growth Fund	Seeking long-term capital appreciation
Small-Cap Fund	Seeking long-term capital appreciation
Zevenbergen Technology Fund	Seeking long-term capital appreciation
There is no guarantee that a Fund will achieve its objective(s).
The Emerging Markets Opportunities Fund and Small-Cap Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares, and Class R6 shares. The KAR Global Small-Cap Fund, KAR Health Sciences Fund, and Income & Growth Fund offer Class A shares, Class C shares, Class P shares, and Institutional Class shares. The NFJ Dividend Value Fund, NFJ International Value Fund, NFJ Large-Cap Value Fund, NFJ Mid-Cap Value Fund, NFJ Small-Cap Value Fund, and Silvant Focused Growth Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares. The Silvant Mid-Cap Growth Fund and Zevenbergen Technology Fund offer Class A shares, Class C shares, Class P shares, Institutional Class shares and Administrative Class shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
On May 21, 2021, all Class R shares for the Income & Growth Fund, NFJ Dividend Value Fund, NFJ International Value Fund, NFJ Large-Cap Value Fund, NFJ Mid-Cap Value Fund, NFJ Small-Cap Value Fund, Silvant Focused Growth Fund, and Silvant Mid-Cap Growth Fund were converted into Class A shares of the respective Fund.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective February 26, 2021, if an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are sold without a front-end sales charge or CDSC.
Class P shares are offered primarily through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other intermediaries (“service agents”) that have established a shareholder servicing relationship with the Trust on behalf of their customers. Such programs established with broker-dealers or financial intermediaries may purchase shares only if the program for which the shares are being acquired will maintain an omnibus or pooled account for each fund. Class P shares may also be offered for direct investment by other investors such as pension and profit sharing plans, employee benefit trusts and plan alliances, endowments, foundations and corporations.
Institutional Class shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor or transfer agent to offer Institutional Class shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional Class shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the Funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Institutional Class shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Institutional Class shares.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
Administrative Class shares are offered primarily through employee benefit plan alliances, broker-dealers, and other intermediaries, and each Fund pays service or distribution fees to such entities for services they provide to Administrative Class shareholders.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class P shares, Institutional Class shares, Class R6 shares, and Administrative Class shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund’s Board of Trustees have designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 –	prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Conversion premium is not amortized. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. A Fund may invest in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Convertible Securities
Certain Funds may invest a portion of their assets in convertible securities. Although convertible securities derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation, and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but typically still less than that of the underlying stock.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
J.	Warrants
The Funds may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
K.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of December 31, 2023, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Small-Cap Fund	$ 1,528	$ 1,528	$ —
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of December 31, 2023 for the Fund:
Fund	Investment of Cash Collateral	Overnight and Continuous
Small-Cap Fund	Money Market Mutual Fund	$1,679
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.
During the six months ended December 31, 2023, none of the Funds entered into forward foreign currency exchange contracts.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
B.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. A Fund doing so is subject to equity price risk and/or foreign currency risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price/foreign currency rate of the referenced security/currency increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price/foreign currency rate of the referenced security/currency decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
During the six months ended December 31, 2023, the Income & Growth Fund invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Assets and Liabilities at December 31, 2023:

Statement Line Description	Primary Risk	Income & Growth Fund
Liability Derivatives
Written options at value	Equity contracts	$(1,099)
Total Liabilities		$(1,099)
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Statements of Operations for the six months ended December 31, 2023:
Statement Line Description	Primary Risk	Income & Growth Fund
Net Realized Gain (Loss) from
Written options	Equity contracts	$3,130
Total		$3,130
Net Change in Unrealized Appreciation (Depreciation) on
Written options	Equity contracts	$(618)
Total		$(618)
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by the applicable Fund for the six months ended December 31, 2023:
Income & Growth Fund
Written Options(1)	$943
(1) Average premium amount.
C.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
D.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following table presents the Income & Growth Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of December 31, 2023:

At December 31, 2023, the Fund’s derivative assets and liabilities (by type) are as follows:
Income & Growth Fund
	Assets	Liabilities
Derivative Financial Instruments:
Written options	$—	$ 1,099
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$—	$ 1,099
Derivatives not subject to a MNA or similar agreement	—	(1,099)
Total assets and liabilities subject to a MNA	$—	$ —

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Fund	Advisory Fee
Emerging Markets Opportunities Fund	0.85%
Income & Growth Fund	0.65
KAR Global Small-Cap Fund	0.90
KAR Health Sciences Fund	0.80
NFJ Dividend Value Fund	0.45
NFJ International Value Fund	0.60
NFJ Large-Cap Value Fund	0.45
NFJ Mid-Cap Value Fund	0.55
NFJ Small-Cap Value Fund	0.60
Silvant Focused Growth Fund	0.45
Silvant Mid-Cap Growth Fund	0.47
Small-Cap Fund	0.60
Zevenbergen Technology Fund	0.90
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser
Emerging Markets Opportunities Fund	N/A
Income & Growth Fund	Voya IM(1)
KAR Global Small-Cap Fund	KAR (2)
KAR Health Sciences Fund	KAR (2)
NFJ Dividend Value Fund	NFJ (3)
NFJ International Value Fund	NFJ (3)
NFJ Large-Cap Value Fund	NFJ (3)
NFJ Mid-Cap Value Fund	NFJ (3)
NFJ Small-Cap Value Fund	NFJ (3)
Silvant Focused Growth Fund	Silvant (4)
Silvant Mid-Cap Growth Fund	Silvant (4)
Small-Cap Fund	N/A
Zevenbergen Technology Fund	Zevenbergen (5)
(1)	Voya Investment Management Co. LLC (“Voya IM”)
(2)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3)	NFJ Investment Group, LLC (“NFJ”), an indirect, wholly-owned subsidiary of Virtus.
(4)	Silvant Capital Management LLC (“Silvant”), an indirect, wholly-owned subsidiary of Virtus.
(5)	Zevenbergen Capital Investments LLC (“Zevenbergen”), a minority-owned affiliate of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through October 31, 2024. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
Fund	Class A	Class C	Class P	Institutional Class	Class R6	Administrative Class
Emerging Markets Opportunities Fund	1.29%	2.04%	1.04%	0.94%	0.89%	N/A
Income & Growth Fund	1.28	2.03	1.03	0.93	N/A	N/A
KAR Global Small-Cap Fund	1.63	2.38	1.38	1.28	N/A	N/A
KAR Health Sciences Fund	1.47	2.22	1.22	1.12	N/A	N/A
NFJ Dividend Value Fund	1.05	1.80	0.80	0.70	0.65	0.95%
NFJ International Value Fund	1.30	2.05	1.05	0.95	0.90	1.20
NFJ Large-Cap Value Fund	1.12	1.87	0.87	0.77	0.65	1.02
NFJ Mid-Cap Value Fund	1.00	1.75	0.75	0.65	0.60	0.90
NFJ Small-Cap Value Fund	1.17	1.92	0.92	0.82	0.77	1.07
Silvant Focused Growth Fund	1.00	1.77	0.77	0.67	0.62	0.92
Silvant Mid-Cap Growth Fund	1.14	1.89	0.89	0.79	N/A	1.04
Small-Cap Fund	1.17	1.92	0.92	0.82	0.77	N/A
Zevenbergen Technology Fund	1.57	2.32	1.32	1.22	N/A	1.47
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending December 31:

	Expiration
Fund	2024	2025	2026	2027	Total
Emerging Markets Opportunities Fund
Class A	$ 32	$ 46	$ 44	$ 21	$ 143
Class C	1	2	2	1	6
Class P	7	11	10	5	33
Institutional Class	235	494	226	103	1,058
Class R6	31	62	70	40	203
KAR Global Small-Cap Fund
Class A	—	—	8	—	8
Class C	—	— (1)	1	— (1)	1
Institutional Class	3	12	28	8	51
KAR Health Sciences Fund
Institutional Class	—	4	3	1	8
NFJ Dividend Value Fund
Class A	—	—	—	— (1)	— (1)
Institutional Class	—	64	36	9	109
Class R6	—	—	9	— (1)	9
Administrative Class	—	12	11	1	24
NFJ International Value Fund
Class A	—	14	37	11	62
Class C	—	—	1	— (1)	1
Class P	—	—	1	1	2
Institutional Class	3	12	21	3	39
Class R6	— (1)	1	2	1	4
Administrative Class	—	5	2	1	8
NFJ Large-Cap Value Fund
Class R6	—	— (1)	— (1)	— (1)	— (1)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
	Expiration
Fund	2024	2025	2026	2027	Total
NFJ Mid-Cap Value Fund
Class A	$186	$539	$570	$291	$1,586
Class C	10	24	21	9	64
Class P	62	147	76	34	319
Institutional Class	298	681	563	233	1,775
Class R6	51	102	119	56	328
Administrative Class	26	66	74	31	197
NFJ Small-Cap Value Fund
Class A	—	96	131	63	290
Class C	—	— (1)	1	— (1)	1
Institutional Class	16	40	51	21	128
Class R6	10	15	30	11	66
Administrative Class	23	47	6	4	80
Silvant Focused Growth Fund
Institutional Class	13	59	45	28	145
Class R6	—	10	19	9	38
Administrative Class	1	4	3	1	9
Silvant Mid-Cap Growth Fund
Administrative Class	—	—	— (1)	—	— (1)
Small-Cap Fund
Class A	2	6	31	21	60
Class C	1	1	2	1	5
Class P	— (1)	9	3	2	14
Institutional Class	28	46	37	16	127
Class R6	4	6	6	4	20
Zevenbergen Technology Fund
Administrative Class	—	26	— (1)	—	26
(1)	Amount is less than $500 (not in thousands).
During the six months ended December 31, 2023, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class P	Institutional Class	Class R6	Administrative Class	Total
KAR Global Small-Cap Fund	$ 2	$—	$— (1)	$—	$—	$—	$ 2
KAR Health Sciences Fund	— (1)	— (1)	—	— (1)	—	—	— (1)
NFJ Dividend Value Fund	— (1)	—	—	—	2	—	2
NFJ International Value Fund	— (1)	— (1)	2	— (1)	—	—	2
NFJ Large-Cap Value Fund	—	—	—	— (1)	—	—	— (1)
NFJ Small-Cap Value Fund	—	—	— (1)	—	—	2	2
Silvant Focused Growth Fund	1	— (1)	— (1)	—	—	—	1
Silvant Mid-Cap Growth Fund	—	—	— (1)	— (1)	—	— (1)	— (1)
Zevenbergen Technology Fund	—	—	—	—	—	5	5
(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended December 31, 2023, it retained net commissions of $5 for Class A shares and CDSC of $6 and $32 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Administrative Class shares pay a 0.25% Administrative Distribution fee. Class P shares, Institutional Class shares, and Class R6 shares, are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
For the six months ended December 31, 2023, the Funds incurred administration fees totaling $4,862 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended December 31, 2023, the Funds incurred transfer agent fees totaling $2,176 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Payment from Affiliates
During the six months ended December 31, 2023, the Income and Growth Fund was reimbursed $—(1) by the Adviser for losses incurred due to trade error during the period.
(1)Amount is less than $500 (not in thousands).
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended December 31, 2023, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
I.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at December 31, 2023.
In calendar year 2018 and certain other periods prior to January 1, 2020, the Funds maintained a different deferred compensation plan pursuant to which each Trustee who was not affiliated with Allianz Global Investors U.S. LLC had the opportunity to elect not to receive all or a portion of his or her fees from the respective Fund on a current basis, but instead to receive in a subsequent period chosen by the Trustee an amount equal to the value of such compensation if such compensation had been invested in one or more series of Virtus Investment Trust (then known as Allianz Funds) and Virtus Strategy Trust (then known as Allianz Funds Multi-Strategy Trust) selected by such Trustee from and after the normal payment dates for such compensation. The deferred compensation program was closed to new deferrals effective January 1, 2020, and all Trustee fees earned with respect to service in calendar year 2020 were paid in cash, on a current basis. The Trustees do not currently receive any pension or retirement benefits from the Funds.
In addition to the Trustee fees deferred in the current period, the Funds still have obligations with respect to Trustee fees deferred in 2018 and in other periods prior to January 1, 2020, and will continue to have such obligations until all deferred Trustee fees are paid out pursuant to the terms of the applicable deferred compensation plan.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities, forward currency contracts, written options, and short-term securities) during the six months ended December 31, 2023, were as follows:
	Purchases	Sales
Emerging Markets Opportunities Fund	$ 53,858	$ 48,432
Income & Growth Fund	1,323,257	1,706,572
KAR Global Small-Cap Fund	4,104	7,382
KAR Health Sciences Fund	5,243	18,058
NFJ Dividend Value Fund	263,488	308,812
NFJ International Value Fund	76,747	91,778
NFJ Large-Cap Value Fund	102,256	106,654
NFJ Mid-Cap Value Fund	423,617	530,524
NFJ Small-Cap Value Fund	162,932	200,437
Silvant Focused Growth Fund	8,434	21,714
Silvant Mid-Cap Growth Fund	25,819	41,872
Small-Cap Fund	29,893	39,645
Zevenbergen Technology Fund	131,464	200,604
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended December 31, 2023.
Note 6. Capital Share Transactions
(reported in thousands)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Emerging Markets Opportunities Fund				Income & Growth Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023		Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	38	$ 1,041	71	$ 1,847	10,631	$ 111,067	23,065	$ 238,190
Reinvestment of distributions	20	542	22	565	7,027	73,034	14,608	149,814
Shares repurchased	(74)	(2,030)	(135)	(3,557)	(20,474)	(213,831)	(45,554)	(467,924)
Net Increase / (Decrease)	(16)	$ (447)	(42)	$ (1,145)	(2,816)	$ (29,730)	(7,881)	$ (79,920)
Class C
Shares sold	—	$ 6	7	$ 190	2,807	$ 25,763	6,854	$ 62,789
Reinvestment of distributions	1	11	1	14	4,011	36,649	9,118	82,970
Shares repurchased	(8)	(211)	(10)	(240)	(15,793)	(145,057)	(34,364)	(313,660)
Net Increase / (Decrease)	(7)	$ (194)	(2)	$ (36)	(8,975)	$ (82,645)	(18,392)	$ (167,901)
Class P
Shares sold	36	$ 987	25	$ 647	7,617	$ 82,363	20,596	$ 220,297
Reinvestment of distributions	8	214	6	155	3,001	32,372	6,194	65,791
Shares repurchased	(19)	(491)	(81)	(2,097)	(14,105)	(152,917)	(40,677)	(432,200)
Net Increase / (Decrease)	25	$ 710	(50)	$ (1,295)	(3,487)	$ (38,182)	(13,887)	$ (146,112)
Institutional Class
Shares sold	407	$ 11,251	573	$ 14,746	7,854	$ 86,853	19,389	$ 209,296
Reinvestment of distributions	94	2,580	83	2,086	3,862	42,233	8,808	94,717
Shares repurchased	(350)	(9,575)	(765)	(20,092)	(15,027)	(164,166)	(43,626)	(470,034)
Net Increase / (Decrease)	151	$ 4,256	(109)	$ (3,260)	(3,311)	$ (35,080)	(15,429)	$ (166,021)
Class R6
Shares sold	165	$ 4,476	389	$ 10,187	—	$ —	—	$ —
Reinvestment of distributions	48	1,299	39	977	—	—	—	—
Shares repurchased	(89)	(2,420)	(340)	(8,818)	—	—	—	—
Net Increase / (Decrease)	124	$ 3,355	88	$ 2,346	—	$ —	—	$ —

	KAR Global Small-Cap Fund				KAR Health Sciences Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023		Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	8	$ 265	52	$ 1,519	36	$ 969	110	$ 3,156
Reinvestment of distributions	7	249	31	867	—	—	441	12,301
Shares repurchased	(97)	(3,158)	(181)	(5,203)	(357)	(9,686)	(586)	(16,594)
Net Increase / (Decrease)	(82)	$ (2,644)	(98)	$ (2,817)	(321)	$ (8,717)	(35)	$ (1,137)
Class C
Shares sold	— (1)	$ 8	4	$ 88	11	$ 178	29	$ 503
Reinvestment of distributions	—	—	2	37	—	—	27	447
Shares repurchased	(7)	(158)	(52)	(1,101)	(46)	(726)	(69)	(1,204)
Net Increase / (Decrease)	(7)	$ (150)	(46)	$ (976)	(35)	$ (548)	(13)	$ (254)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
	KAR Global Small-Cap Fund				KAR Health Sciences Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023		Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class P
Shares sold	41	$ 1,514	2	$ 67	14	$ 403	44	$ 1,256
Reinvestment of distributions	1	40	1	44	—	—	4	108
Shares repurchased	(4)	(126)	(19)	(608)	(22)	(646)	(76)	(2,239)
Net Increase / (Decrease)	38	$ 1,428	(16)	$ (497)	(8)	$ (243)	(28)	$ (875)
Institutional Class
Shares sold	37	$ 1,432	44	$ 1,495	38	$ 1,072	141	$ 4,304
Reinvestment of distributions	5	196	19	611	—	—	44	1,258
Shares repurchased	(30)	(1,137)	(246)	(8,420)	(133)	(3,737)	(581)	(17,374)
Net Increase / (Decrease)	12	$ 491	(183)	$ (6,314)	(95)	$ (2,665)	(396)	$ (11,812)

	NFJ Dividend Value Fund				NFJ International Value Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023		Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,109	$ 11,531	2,486	$ 26,004	97	$ 1,755	213	$ 3,796
Reinvestment of distributions	3,645	36,828	5,148	50,100	34	621	50	856
Shares repurchased	(3,530)	(36,704)	(7,336)	(77,619)	(307)	(5,629)	(562)	(10,203)
Net Increase / (Decrease)	1,224	$ 11,655	298	$ (1,515)	(176)	$ (3,253)	(299)	$ (5,551)
Class C
Shares sold	24	$ 252	192	$ 2,101	1	$ 21	5	$ 93
Reinvestment of distributions	78	816	141	1,409	1	10	1	17
Shares repurchased	(139)	(1,483)	(645)	(7,129)	(15)	(259)	(45)	(782)
Net Increase / (Decrease)	(37)	$ (415)	(312)	$ (3,619)	(13)	$ (228)	(39)	$ (672)
Class P
Shares sold	1,055	$ 10,803	1,647	$ 17,224	16	$ 301	40	$ 719
Reinvestment of distributions	1,096	11,244	1,771	17,476	7	126	11	191
Shares repurchased	(2,166)	(22,786)	(4,304)	(45,254)	(78)	(1,444)	(240)	(4,346)
Net Increase / (Decrease)	(15)	$ (739)	(886)	$ (10,554)	(55)	$ (1,017)	(189)	$ (3,436)
Institutional Class
Shares sold	149	$ 1,550	853	$ 9,128	124	$ 2,344	331	$ 6,295
Reinvestment of distributions	838	8,579	1,394	13,723	16	297	34	591
Shares repurchased	(1,205)	(12,645)	(2,965)	(31,583)	(963)	(17,507)	(1,016)	(18,644)
Net Increase / (Decrease)	(218)	$ (2,516)	(718)	$ (8,732)	(823)	$ (14,866)	(651)	$ (11,758)
Class R6
Shares sold	276	$ 2,898	1,457	$ 16,193	15	$ 270	96	$ 1,686
Reinvestment of distributions	700	7,114	1,296	12,691	2	45	4	63
Shares repurchased	(1,684)	(17,955)	(2,458)	(25,961)	(15)	(276)	(151)	(2,761)
Net Increase / (Decrease)	(708)	$ (7,943)	295	$ 2,923	2	$ 39	(51)	$ (1,012)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
	NFJ Dividend Value Fund				NFJ International Value Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023		Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Administrative Class
Shares sold	272	$ 2,984	774	$ 8,674	12	$ 219	25	$ 440
Reinvestment of distributions	377	4,022	513	5,187	1	22	2	27
Shares repurchased	(346)	(3,885)	(1,056)	(11,734)	(8)	(157)	(37)	(665)
Net Increase / (Decrease)	303	$ 3,121	231	$ 2,127	5	$ 84	(10)	$ (198)

	NFJ Large-Cap Value Fund				NFJ Mid-Cap Value Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023		Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	79	$ 2,065	228	$ 6,088	421	$ 10,441	1,242	$ 31,993
Reinvestment of distributions	328	8,667	978	23,626	1,183	28,806	4,199	97,163
Shares repurchased	(387)	(10,148)	(875)	(23,413)	(1,730)	(43,046)	(3,428)	(89,230)
Net Increase / (Decrease)	20	$ 584	331	$ 6,301	(126)	$ (3,799)	2,013	$ 39,926
Class C
Shares sold	4	$ 111	20	$ 530	14	$ 248	78	$ 1,573
Reinvestment of distributions	4	105	16	385	90	1,522	424	7,059
Shares repurchased	(15)	(390)	(53)	(1,432)	(212)	(3,740)	(647)	(12,357)
Net Increase / (Decrease)	(7)	$ (174)	(17)	$ (517)	(108)	$ (1,970)	(145)	$ (3,725)
Class P
Shares sold	25	$ 659	66	$ 1,811	450	$ 7,802	1,871	$ 32,867
Reinvestment of distributions	30	795	100	2,437	352	5,625	1,244	19,660
Shares repurchased	(87)	(2,236)	(137)	(3,585)	(1,622)	(27,232)	(2,912)	(53,252)
Net Increase / (Decrease)	(32)	$ (782)	29	$ 663	(820)	$ (13,805)	203	$ (725)
Institutional Class
Shares sold	386	$ 9,901	1,677	$ 42,528	553	$ 15,253	1,809	$ 52,742
Reinvestment of distributions	286	7,485	571	13,737	530	14,464	2,505	64,436
Shares repurchased	(377)	(9,882)	(1,895)	(52,478)	(2,216)	(61,071)	(6,196)	(180,217)
Net Increase / (Decrease)	295	$ 7,504	353	$ 3,787	(1,133)	$ (31,354)	(1,882)	$ (63,039)
Class R6
Shares sold	1	$ 12	81	$ 2,042	272	$ 7,311	471	$ 14,414
Reinvestment of distributions	5	137	— (1)	— (2)	181	4,940	704	18,071
Shares repurchased	(4)	(104)	(—) (1)	(8)	(472)	(13,261)	(1,141)	(33,064)
Net Increase / (Decrease)	2	$ 45	81	$ 2,034	(19)	$ (1,010)	34	$ (579)
Administrative Class
Shares sold	— (1)	$ —(2)	— (1)	$ —(2)	56	$ 1,471	230	$ 6,365
Reinvestment of distributions	1	28	3	75	73	1,875	307	7,470
Shares repurchased	(1)	(18)	(2)	(53)	(312)	(8,285)	(369)	(10,283)
Net Increase / (Decrease)	— (1)	$ 10	1	$ 22	(183)	$ (4,939)	168	$ 3,552

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
	NFJ Small-Cap Value Fund				Silvant Focused Growth Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023		Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	437	$ 5,181	809	$ 9,516	243	$ 15,256	428	$ 22,097
Reinvestment of distributions	1,921	22,357	3,132	33,918	226	14,723	587	26,569
Shares repurchased	(1,891)	(22,562)	(3,427)	(41,007)	(669)	(41,446)	(1,732)	(86,945)
Net Increase / (Decrease)	467	$ 4,976	514	$ 2,427	(200)	$ (11,467)	(717)	$ (38,279)
Class C
Shares sold	7	$ 70	19	$ 205	69	$ 1,806	104	$ 2,365
Reinvestment of distributions	12	114	25	233	45	1,193	132	2,528
Shares repurchased	(24)	(236)	(59)	(589)	(187)	(4,888)	(443)	(9,883)
Net Increase / (Decrease)	(5)	$ (52)	(15)	$ (151)	(73)	$ (1,889)	(207)	$ (4,990)
Class P
Shares sold	40	$ 582	925	$ 13,436	767	$ 29,333	397	$ 13,328
Reinvestment of distributions	95	1,404	100	1,338	45	1,770	86	2,367
Shares repurchased	(526)	(7,736)	(261)	(3,830)	(199)	(7,553)	(733)	(22,793)
Net Increase / (Decrease)	(391)	$ (5,750)	764	$ 10,944	613	$ 23,550	(250)	$ (7,098)
Institutional Class
Shares sold	149	$ 2,140	204	$ 3,050	395	$ 21,920	731	$ 34,358
Reinvestment of distributions	295	4,424	518	7,030	76	4,365	168	6,711
Shares repurchased	(416)	(6,169)	(1,012)	(15,035)	(416)	(22,636)	(1,017)	(43,966)
Net Increase / (Decrease)	28	$ 395	(290)	$ (4,955)	55	$ 3,649	(118)	$ (2,897)
Class R6
Shares sold	248	$ 3,811	460	$ 6,956	229	$ 12,655	399	$ 18,305
Reinvestment of distributions	272	4,021	492	6,598	87	4,987	248	9,912
Shares repurchased	(367)	(5,317)	(1,888)	(28,004)	(180)	(9,943)	(1,485)	(65,278)
Net Increase / (Decrease)	153	$ 2,515	(936)	$ (14,450)	136	$ 7,699	(838)	$ (37,061)
Administrative Class
Shares sold	205	$ 2,557	358	$ 4,546	8	$ 384	14	$ 539
Reinvestment of distributions	221	2,669	355	3,845	5	254	12	426
Shares repurchased	(791)	(9,745)	(1,168)	(14,047)	(13)	(606)	(13)	(554)
Net Increase / (Decrease)	(365)	$ (4,519)	(455)	$ (5,656)	— (1)	$ 32	13	$ 411

	Silvant Mid-Cap Growth Fund				Small-Cap Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023		Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	488	$ 1,691	1,506	$ 4,736	30	$ 632	89	$ 1,768
Reinvestment of distributions	—	—	—	—	61	1,270	150	2,916
Shares repurchased	(5,002)	(17,277)	(10,469)	(33,092)	(187)	(3,813)	(622)	(12,407)
Net Increase / (Decrease)	(4,514)	$ (15,586)	(8,963)	$ (28,356)	(96)	$ (1,911)	(383)	$ (7,723)
Class C
Shares sold	47	$ 108	60	$ 124	6	$ 106	8	$ 157
Reinvestment of distributions	—	—	—	—	3	63	9	156
Shares repurchased	(432)	(957)	(1,167)	(2,398)	(25)	(475)	(32)	(591)
Net Increase / (Decrease)	(385)	$ (849)	(1,107)	$ (2,274)	(16)	$ (306)	(15)	$ (278)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
	Silvant Mid-Cap Growth Fund				Small-Cap Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023		Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class P
Shares sold	1,436	$ 6,382	457	$ 1,870	6	$ 121	13	$ 273
Reinvestment of distributions	—	—	—	—	6	123	18	364
Shares repurchased	(312)	(1,366)	(723)	(2,917)	(76)	(1,561)	(384)	(7,666)
Net Increase / (Decrease)	1,124	$ 5,016	(266)	$ (1,047)	(64)	$ (1,317)	(353)	$ (7,029)
Institutional Class
Shares sold	626	$ 2,820	1,652	$ 6,837	54	$ 1,138	143	$ 2,942
Reinvestment of distributions	—	—	—	—	17	375	58	1,170
Shares repurchased	(861)	(3,868)	(3,620)	(14,618)	(274)	(5,650)	(1,633)	(33,120)
Net Increase / (Decrease)	(235)	$ (1,048)	(1,968)	$ (7,781)	(203)	$ (4,137)	(1,432)	$ (29,008)
Class R6
Shares sold	—	$ —	—	$ —	19	$ 408	45	$ 913
Reinvestment of distributions	—	—	—	—	7	148	12	242
Shares repurchased	—	—	—	—	(10)	(217)	(184)	(3,858)
Net Increase / (Decrease)	—	$ —	—	$ —	16	$ 339	(127)	$ (2,703)
Administrative Class
Shares sold	7	$ 30	29	$ 101	—	$ —	—	$ —
Shares repurchased	(8)	(32)	(279)	(883)	—	—	—	—
Net Increase / (Decrease)	(1)	$ (2)	(250)	$ (782)	—	$ —	—	$ —

	Zevenbergen Technology Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	335	$ 14,353	790	$ 28,066
Reinvestment of distributions	—	—	2,693	78,172
Shares repurchased	(1,143)	(49,128)	(2,510)	(91,488)
Net Increase / (Decrease)	(808)	$ (34,775)	973	$ 14,750
Class C
Shares sold	121	$ 1,147	293	$ 2,450
Reinvestment of distributions	—	—	1,618	10,423
Shares repurchased	(368)	(3,485)	(1,043)	(10,159)
Net Increase / (Decrease)	(247)	$ (2,338)	868	$ 2,714
Class P
Shares sold	74	$ 4,192	339	$ 16,785
Reinvestment of distributions	—	—	119	4,718
Shares repurchased	(157)	(9,005)	(540)	(26,340)
Net Increase / (Decrease)	(83)	$ (4,813)	(82)	$ (4,837)
Institutional Class
Shares sold	869	$ 52,837	1,856	$ 95,486
Reinvestment of distributions	—	—	2,005	83,404
Shares repurchased	(1,235)	(74,484)	(7,120)	(368,944)
Net Increase / (Decrease)	(366)	$ (21,647)	(3,259)	$ (190,054)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
	Zevenbergen Technology Fund
	Six Months Ended December 31, 2023 (Unaudited)		Year Ended June 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Administrative Class
Shares sold	4	$ 183	10	$ 407
Reinvestment of distributions	—	—	27	953
Shares repurchased	(14)	(675)	(13)	(590)
Net Increase / (Decrease)	(10)	$ (492)	24	$ 770
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 7. 10% Shareholders
As of December 31, 2023, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Emerging Markets Opportunities Fund	55%	2
KAR Global Small-Cap Fund	48	3
KAR Health Sciences Fund	49	2
NFJ Large-Cap Value Fund	26	1
NFJ Small-Cap Value Fund	21	1
Silvant Focused Growth Fund	10	1
Silvant Mid-Cap Growth Fund	11	1
Small-Cap Fund	13	1
Zevenbergen Technology Fund	25	2
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs continued until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain other LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR to replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At December 31, 2023, the following Funds held securities issued by various companies in specific sectors and industries as detailed below:
Fund	Sector /Industry	Percentage of Total Investments
Silvant Focused Growth Fund	Information Technology	45%
KAR Global Small-Cap Fund	Industrials	30
KAR Health Sciences Fund	Healthcare Equipment & Supplies	27
NFJ Large-Cap Value Fund	Financials	27
NFJ Small-Cap Value Fund	Financials	27
NFJ Dividend Value Fund	Financials	25
Zevenbergen Technology Fund	Software	25
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
($ reported in thousands)

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The following Fund held securities that were considered to be restricted at December 31, 2023:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Income & Growth Fund	LiveStyle, Inc.	12/1/2016	$ —	$ —	0.0%
	LiveStyle, Inc. Series B	3/1/2016	921	939	0.0
	Tenerity, Inc.	11/4/2015	1,422	—	0.0
Note 11. Redemption Facility
($ reported in thousands)
On June 14, 2021, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to July 6, 2024. Effective March 10, 2022, interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended December 31, 2023, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Funds had outstanding loans during the six months ended. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
NFJ Dividend Value Fund	$3	$2,933	6.42%	6
NFJ International Value Fund	3	3,750	6.42	4
NFJ Mid-Cap Value Fund	5	3,322	6.37	9
NFJ Small-Cap Value Fund	1	1,550	6.42	4
Zevenbergen Technology Fund	1	4,600	6.16	1
Note 12. Federal Income Tax Information
($ reported in thousands)
At December 31, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Opportunities Fund	$ 117,440	$ 18,137	$ —	$ 18,137
Income & Growth Fund	5,490,929	89,654	(653,314)	(563,660)
Income & Growth Fund (Written options)	(219)	16	(896)	(880)
KAR Global Small-Cap Fund	49,562	11,673	(2,100)	9,573
KAR Health Sciences Fund	130,186	22,921	(11,904)	11,017
NFJ Dividend Value Fund	573,015	74,943	(13,610)	61,333
NFJ International Value Fund	78,415	4,870	(5,261)	(391)
NFJ Large-Cap Value Fund	258,840	38,590	(6,433)	32,157
NFJ Mid-Cap Value Fund	876,845	70,457	(48,024)	22,433
NFJ Small-Cap Value Fund	335,081	45,812	(12,809)	33,003
Silvant Focused Growth Fund	480,846	619,042	(7,510)	611,532
Silvant Mid-Cap Growth Fund	229,540	83,475	(5,980)	77,495
Small-Cap Fund	75,632	18,957	(2,370)	16,587
Zevenbergen Technology Fund	756,858	610,167	(718)	609,449

VIRTUS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended June 30, 2023, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Emerging Markets Opportunities Fund	$ 19,429	$ —
KAR Global Small-Cap Fund	666	—
KAR Health Sciences Fund	4,559	—
NFJ International Value Fund	249,048	183,078
Silvant Mid-Cap Growth Fund	8,707	—
Zevenbergen Technology Fund	212,900	—
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASU 2020-04 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 15. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS INCOME & GROWTH FUND,
VIRTUS KAR GLOBAL SMALL-CAP FUND, VIRTUS KAR HEALTH SCIENCES FUND,
VIRTUS NFJ DIVIDEND VALUE FUND, VIRTUS NFJ INTERNATIONAL VALUE FUND,
VIRTUS NFJ LARGE-CAP VALUE FUND, VIRTUS NFJ MID-CAP VALUE FUND, VIRTUS
NFJ SMALL-CAP VALUE FUND, VIRTUS SILVANT FOCUSED GROWTH FUND, VIRTUS
SILVANT MID-CAP GROWTH FUND, VIRTUS SMALL-CAP FUND AND VIRTUS
ZEVENBERGEN TECHNOLOGY FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Investment Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (“Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and the continuation of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and NFJ Investment Group LLC (“NFJ”) with respect to Virtus NFJ Dividend Value Fund, Virtus NFJ International Value Fund, Virtus NFJ Large-Cap Value Fund, Virtus NFJ Mid-Cap Value Fund and Virtus NFJ Small-Cap Value Fund; among the Trust, VIA and Voya Investment Management Co. LLC (“Voya”) with respect to Virtus Income & Growth Fund; among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”) with respect to Virtus KAR Global Small-Cap Fund and Virtus KAR Health Sciences Fund; among the Trust, VIA and Silvant Capital Management LLC (“Silvant”) with respect to Virtus Silvant Focused Growth Fund and Virtus Silvant Mid-Cap Growth Fund; and among the Trust, VIA and Zevenbergen Capital Investments LLC (“ZCI”) with respect to Virtus Zevenbergen Technology Fund (each of NFJ, Voya, KAR, Silvant and ZCI, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on November 1, 2023, and November 13-15, 2023 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Funds by VIA and each of the Subadvisers; (b) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to VIA and Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS INCOME & GROWTH FUND,
VIRTUS KAR GLOBAL SMALL-CAP FUND, VIRTUS KAR HEALTH SCIENCES FUND,
VIRTUS NFJ DIVIDEND VALUE FUND, VIRTUS NFJ INTERNATIONAL VALUE FUND,
VIRTUS NFJ LARGE-CAP VALUE FUND, VIRTUS NFJ MID-CAP VALUE FUND, VIRTUS
NFJ SMALL-CAP VALUE FUND, VIRTUS SILVANT FOCUSED GROWTH FUND, VIRTUS
SILVANT MID-CAP GROWTH FUND, VIRTUS SMALL-CAP FUND AND VIRTUS
ZEVENBERGEN TECHNOLOGY FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited)
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that most of the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the respective Funds’ subadviser, if any, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Fund’s(s’) respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS INCOME & GROWTH FUND,
VIRTUS KAR GLOBAL SMALL-CAP FUND, VIRTUS KAR HEALTH SCIENCES FUND,
VIRTUS NFJ DIVIDEND VALUE FUND, VIRTUS NFJ INTERNATIONAL VALUE FUND,
VIRTUS NFJ LARGE-CAP VALUE FUND, VIRTUS NFJ MID-CAP VALUE FUND, VIRTUS
NFJ SMALL-CAP VALUE FUND, VIRTUS SILVANT FOCUSED GROWTH FUND, VIRTUS
SILVANT MID-CAP GROWTH FUND, VIRTUS SMALL-CAP FUND AND VIRTUS
ZEVENBERGEN TECHNOLOGY FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited)
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategies. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund(s). The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2023. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe when considering Fund performance.
Virtus Emerging Markets Opportunities Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period, outperformed the median for the 3- and 10-year periods, and that the Fund’s performance was equal to the median for the 5-year period. The Board also noted that the Fund underperformed its benchmark for the 1- and 5-year periods and outperformed its benchmark for the 3- and 10-year periods.
Virtus Income & Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Global Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 3-year periods and underperformed its median for the 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-periods.
Virtus KAR Health Sciences Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-year period and outperformed both the median of its Performance Universe and its benchmark for the 3- and 5-year periods.
Virtus NFJ Dividend Value Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus NFJ International Value Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus NFJ Large-Cap Value Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus NFJ Mid-Cap Value Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1- and 10-year periods and underperformed both the median of its Performance Universe and its benchmark for the 3- and 5-year periods.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS INCOME & GROWTH FUND,
VIRTUS KAR GLOBAL SMALL-CAP FUND, VIRTUS KAR HEALTH SCIENCES FUND,
VIRTUS NFJ DIVIDEND VALUE FUND, VIRTUS NFJ INTERNATIONAL VALUE FUND,
VIRTUS NFJ LARGE-CAP VALUE FUND, VIRTUS NFJ MID-CAP VALUE FUND, VIRTUS
NFJ SMALL-CAP VALUE FUND, VIRTUS SILVANT FOCUSED GROWTH FUND, VIRTUS
SILVANT MID-CAP GROWTH FUND, VIRTUS SMALL-CAP FUND AND VIRTUS
ZEVENBERGEN TECHNOLOGY FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited)
Virtus NFJ Small-Cap Value Fund. The Board noted that the Fund outperformed both the median of its Performance Universe and its benchmark for the 1-year period and underperformed both the median of its Performance Universe and its benchmark for the 3-, 5- and 10-year periods.
Virtus Silvant Focused Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Silvant Mid-Cap Growth Fund. The Board noted that the Fund underperformed both the median of its Performance Universe and its benchmark for the 1-year period and outperformed both the median of its Performance Universe and its benchmark for the 3-, 5- and 10-year periods.
Virtus Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 5-year periods and underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Zevenbergen Technology Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1- and 3-year periods, performed in line with the median for the 5-year period and outperformed the median for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
The Board noted that each Fund other than those managed by NFJ had changed from a prior subadviser to a new sub-adviser or to being managed directly by VIA in July of 2022 and that therefore, the performance data for those Funds in part reflects the performance of a prior subadviser. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, taking into account reasons discussed for certain Fund’s underperformance and/or actions taken to address the underperformance, were satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that any subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Emerging Markets Opportunities Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS INCOME & GROWTH FUND,
VIRTUS KAR GLOBAL SMALL-CAP FUND, VIRTUS KAR HEALTH SCIENCES FUND,
VIRTUS NFJ DIVIDEND VALUE FUND, VIRTUS NFJ INTERNATIONAL VALUE FUND,
VIRTUS NFJ LARGE-CAP VALUE FUND, VIRTUS NFJ MID-CAP VALUE FUND, VIRTUS
NFJ SMALL-CAP VALUE FUND, VIRTUS SILVANT FOCUSED GROWTH FUND, VIRTUS
SILVANT MID-CAP GROWTH FUND, VIRTUS SMALL-CAP FUND AND VIRTUS
ZEVENBERGEN TECHNOLOGY FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited)
Virtus Income & Growth Fund. The Board considered that the Fund’s net management fee was in the fourth quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus KAR Global Small-Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus KAR Health Sciences Fund. The Board considered that the Fund’s net management fee was in the third quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus NFJ Dividend Value Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus NFJ International Value Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses were in the third quintile of the Expense Universe.
Virtus NFJ Large-Cap Value Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus NFJ Mid-Cap Value Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the first quintile of the Expense Universe.
Virtus NFJ Small-Cap Value Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the first quintile of the Expense Universe.
Virtus Silvant Focused Growth Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus Silvant Mid-Cap Growth Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus Small-Cap Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus Zevenbergen Technology Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
EMERGING MARKETS OPPORTUNITIES FUND, VIRTUS INCOME & GROWTH FUND,
VIRTUS KAR GLOBAL SMALL-CAP FUND, VIRTUS KAR HEALTH SCIENCES FUND,
VIRTUS NFJ DIVIDEND VALUE FUND, VIRTUS NFJ INTERNATIONAL VALUE FUND,
VIRTUS NFJ LARGE-CAP VALUE FUND, VIRTUS NFJ MID-CAP VALUE FUND, VIRTUS
NFJ SMALL-CAP VALUE FUND, VIRTUS SILVANT FOCUSED GROWTH FUND, VIRTUS
SILVANT MID-CAP GROWTH FUND, VIRTUS SMALL-CAP FUND AND VIRTUS
ZEVENBERGEN TECHNOLOGY FUND (EACH A “FUND” AND COLLECTIVELY, THE “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited)
each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers, the Board noted that, because the Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationships with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that expense caps were in place for the Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through October 31, 2024. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current sizes of the Fund(s) managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the applicable Funds was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, NFJ, KAR, Silvant and ZCI, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA, NFJ, KAR, Silvant and ZCI also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while NFJ is an affiliate of VIA, there are no other direct benefits to NFJ or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

VIRTUS INVESTMENT TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
PricewaterhouseCoopers LLP
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8033	02-24

(b)	Not applicable.

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Investment Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	2/29/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	2/29/2024

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date	2/29/2024

*	Print the name and title of each signing officer under his or her signature.